UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,029.80	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.04%
Actual		$ 1,000.00	$ 1,030.70	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,019.64	$ 5.21
Class B	1.55%
Actual		$ 1,000.00	$ 1,028.10	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.77%
Actual		$ 1,000.00	$ 1,027.00	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Fidelity Floating Rate High Income Fund	.73%
Actual		$ 1,000.00	$ 1,032.30	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,031.10	$ 3.83
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.5	3.3
Community Health Systems, Inc.	2.7	2.8
Charter Communications Operating LLC	2.2	2.5
Univision Communications, Inc.	1.8	1.6
VNU, Inc.	1.7	1.3
	11.9
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	14.3	13.8
Technology	8.4	6.0
Telecommunications	7.5	9.1
Cable TV	5.9	5.1
Electric Utilities	5.7	8.4
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.4%	AAA,AA,A 0.0%
BBB 4.2%	BBB 5.6%
BB 37.6%	BB 34.3%
B 30.5%	B 26.7%
CCC,CC,C 2.3%	CCC,CC,C 2.8%
D† 0.0%	D† 0.0%
Not Rated 11.4%	Not Rated 22.0%
Equities 0.7%	Equities 0.8%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 7.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody®'s ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Floating Rate Loans 73.7%		Floating Rate Loans 75.8%
	Nonconvertible Bonds 12.7%		Nonconvertible Bonds 15.5%
	Convertible Bonds 0.0%		Convertible Bonds† 0.0%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Common Stocks 0.7%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets 12.9%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	7.0%	** Foreign investments	7.6%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Floating Rate Loans - 73.7% (g)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (e)	$ 17,502	$ 17,578
Sequa Corp. term loan 3.5038% 12/3/14 (e)	49,990	49,490
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5308% 9/30/16 (e)	18,155	18,110
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	66,974	67,393
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	8,575	8,661
		161,232
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	4,000	3,930
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	3,343	3,242
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	13,777	13,432
US Airways Group, Inc. term loan 2.7126% 3/23/14 (e)	34,230	31,620
		52,224
Automotive - 2.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (e)	49,915	48,667
Tranche C, term loan 2.1509% 12/27/15 (e)	25,467	24,703
Ford Motor Co.:
term loan 2.97% 12/15/13 (e)	138,179	138,179
Tranche B 2LN, term loan 2.97% 12/15/13 (e)	4,985	4,991
Tenneco, Inc.:
Credit-Linked Deposit 5.243% 3/16/14 (e)	15,750	15,829
Tranche B, term loan 4.807% 6/3/16 (e)	11,910	11,970
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (e)	61,500	59,963
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,379	6,427
		310,729
Broadcasting - 4.2%
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	11,583	11,583
Clear Channel Capital I LLC Tranche B, term loan 3.8614% 1/29/16 (e)	57,285	50,984
Clear Channel Communications, Inc. Tranche A, term loan 3.6114% 7/30/14 (e)	2,892	2,737
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (e)	$ 2,363	$ 2,351
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,352	8,384
Raycom Media, Inc. Tranche B, term loan 1.75% 6/25/14 (e)	6,382	6,206
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,906	4,931
Univision Communications, Inc.:
term loan 4.4614% 3/31/17 (e)	128,205	125,320
Tranche 1LN, term loan 2.2114% 9/29/14 (e)	80,476	78,866
VNU, Inc.:
term loan 2.2314% 8/9/13 (e)	73,855	73,671
Tranche B, term loan 3.9814% 5/1/16 (e)	41,695	41,955
Tranche C, term loan 3.7314% 5/1/16 (e)	84,713	84,713
		491,701
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	16,355	16,437
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,890	22,054
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,664
Nortek, Inc. Tranche B, term loan 5.25% 4/25/17 (e)	14,685	14,758
		56,913
Cable TV - 5.7%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 4% 3/8/16 (e)	6,811	6,836
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	42,893	43,321
CCO Holdings, LLC Tranche 3LN, term loan 2.7114% 9/6/14 (e)	33,000	32,588
Cequel Communications LLC Tranche 1LN, term loan 2.2355% 11/5/13 (e)	52,437	52,243
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	3,157	3,220
Tranche B 1LN, term loan 2.22% 3/6/14 (e)	134,675	134,675
Tranche C, term loan 3.56% 9/6/16 (e)	127,229	127,865
CSC Holdings, Inc.:
Tranche B, term loan 2.059% 3/31/13 (e)	28,867	28,832
Tranche B2, term loan 3.559% 3/29/16 (e)	24,838	24,994
Tranche B3, term loan 3.309% 3/29/16 (e)	69,337	69,601
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC Tranche B, term loan 2.0215% 4/6/14 (e)	$ 26,641	$ 26,375
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,858	18,716
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,955	2,955
Tranche E, term loan 4.5% 10/23/17 (e)	5,955	5,836
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (e)	4,609	4,540
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	54,262	54,804
UPC Broadband Holding BV:
Tranche N1, term loan 1.9938% 12/31/14 (e)	5,000	4,988
Tranche T, term loan 3.7438% 12/31/16 (e)	9,998	10,023
Tranche X, term loan 3.7438% 12/31/17 (e)	18,942	18,990
WideOpenWest Finance LLC Tranche A, term loan 6.7482% 6/28/14 (e)	4,967	4,967
		676,369
Capital Goods - 1.2%
Bucyrus International, Inc.:
Tranche B, term loan 3.2383% 5/4/14 (e)	11,906	11,906
Tranche C, term loan 4.25% 2/19/16 (e)	20,794	20,898
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	7,955	8,035
Rexnord Corp.:
Tranche B A0, term loan 2.5% 7/19/13 (e)	3,309	3,267
Tranche B, term loan 2.7906% 7/19/13 (e)	12,325	12,232
Sensata Technologies BV term loan 2.0227% 4/27/13 (e)	15,868	15,828
SRAM LLC term loan 5.0099% 4/30/15 (e)	1,386	1,386
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (e)	5,772	5,772
Tranche B, term loan 4.25% 9/21/16 (e)	57,348	57,993
		137,317
Chemicals - 3.2%
Arizona Chemical term loan 4.75% 11/19/16 (e)	8,728	8,804
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7435% 4/2/13 (e)	45,781	45,666
term loan 1.803% 4/2/14 (e)	4,000	4,010
Tranche C, term loan 3.303% 10/31/16 (e)	35,088	35,352
Chemtura Corp. term loan 5.5% 8/27/16 (e)	17,000	17,170
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Edwards Ltd. Tranche B, term loan 5.5% 5/31/16 (e)	$ 2,993	$ 3,000
General Chemical Corp. Tranche B, term loan 5.0016% 10/6/15 (e)	4,987	5,006
Hexion Specialty Chemicals, Inc. term loan 2.5625% 5/5/13 (e)	2,987	2,972
Huntsman International LLC:
Tranche B, term loan:
1.7423% 4/19/14 (e)	36,097	35,555
2.7728% 4/19/17 (e)	4,000	3,970
Tranche C, term loan 2.5059% 6/30/16 (e)	2,000	1,980
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,122	11,484
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,294	12,694
MacDermid, Inc. Tranche B, term loan 2.2114% 4/12/14 (e)	1,831	1,814
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.557% 5/15/14 (e)	7,974	7,954
Tranche 2LN, term loan 6.057% 11/18/14 (e)	3,000	3,000
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (e)	28,859	28,859
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	15,427	15,582
Tranche C, term loan 1.9614% 5/13/16 (e)	3,975	3,965
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	5,985	6,052
Polypore, Inc. Tranche B, term loan 2.22% 7/3/14 (e)	1,833	1,810
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (e)	27,649	27,788
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (e)	40,701	40,955
Styron Corp. Tranche B, term loan 6% 8/2/17 (e)	27,930	28,244
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	11,970	12,075
Univar NV Tranche B, term loan 5% 6/30/17 (e)	13,965	14,070
		379,831
Consumer Products - 1.5%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,980	4,000
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (e)	6,983	7,035
Jarden Corp. Tranche B, term loan 3.2423% 3/31/18 (e)	17,000	17,234
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	$ 34,913	$ 35,174
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,900	9,925
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (e)	89,570	89,906
Spectrum Brands, Inc. Tranche B, term loan 4.9863% 6/17/16 (e)	7,988	8,037
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	6,973	6,964
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (e)	1,857	1,852
		180,127
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	23,094	23,238
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,714
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (e)	7,870	7,574
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	10,583	10,636
Crown Holdings, Inc.:
term loan B 1.97% 11/15/12 (e)	6,231	6,239
Tranche B, term loan 1.97% 11/15/12 (e)	5,195	5,202
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,980	2,000
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	18,920	19,086
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7188% 6/14/13 (e)	25,849	25,849
		109,538
Diversified Financial Services - 1.8%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (e)	8,880	8,980
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	22,813	23,155
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,815	9,889
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (e)	25,217	25,437
Tranche 2 LN, term loan 8.25% 11/3/17 (e)	3,905	3,968
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	$ 19,763	$ 19,813
Tranche 2LN, term loan 7% 3/17/16 (e)	14,165	14,306
MoneyGram International, Inc. Tranche B, term loan 4.5% 10/15/17 (e)	7,000	7,062
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (e)	33,420	33,838
Nuveen Investments, Inc. term loan:
3.2924% 11/13/14 (e)	15,015	14,565
5.7935% 5/31/17 (e)	10,028	10,066
Open Link Financial, Inc. Tranche B, term loan 5.25% 4/27/18 (e)	5,000	4,982
RBS WorldPay Tranche B, term loan 6.25% 10/13/17 (e)	10,000	10,088
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	25,820	26,014
		212,163
Diversified Media - 0.2%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (e)	1,990	1,701
Autotrader.com, Inc. Tranche B, term loan 4.75% 12/15/16 (e)	3,970	4,000
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	20,473	20,473
		26,174
Electric Utilities - 4.8%
AES Corp. term loan 2.8588% 8/10/11 (e)	20,732	20,732
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.06% 8/23/13 (e)	9,000	8,967
BRSP LLC term loan 7.5% 6/24/14 (e)	13,021	13,103
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	78,000	78,585
Covanta Energy Corp.:
Credit-Linked Deposit 1.803% 2/9/14 (e)	4,658	4,629
term loan 1.8125% 2/9/14 (e)	9,084	9,027
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4% 4/2/13 (e)	101,326	100,820
Tranche B, term loan 4.03% 4/2/13 (e)	7,548	7,510
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	43,780	44,218
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (e)	182	168
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	9,171	9,057
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.71% 5/8/15 (e)	$ 558	$ 557
Tranche DD, term loan 3.71% 5/8/15 (e)	2,232	2,226
NRG Energy, Inc.:
Credit-Linked Deposit:
2.057% 2/1/13 (e)	5,380	5,340
3.557% 8/1/15 (e)	29,097	29,097
term loan:
2.057% 2/1/13 (e)	11,723	11,723
3.5018% 8/1/15 (e)	29,565	29,860
NSG Holdings LLC:
Credit-Linked Deposit 1.8095% 6/15/14 (e)	247	240
Tranche B, term loan 1.8095% 6/15/14 (e)	669	649
Puget Energy, Inc. term loan 2.2114% 2/6/14 (e)	19,412	19,339
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.307% 12/15/11 (e)	793	787
Credit-Linked Deposit 2.307% 12/15/13 (e)	3,137	3,114
Tranche 1LN, term loan 2.307% 12/15/13 (e)	6,842	6,791
Tranche 2LN, term loan 4.557% 12/15/14 (e)	30,143	28,824
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7318% 10/10/14 (e)	143,225	121,025
4.7318% 10/10/17 (e)	3,000	2,404
		564,372
Energy - 0.2%
Alon USA, Inc. term loan 2.5307% 8/4/13 (e)	1,852	1,648
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (e)	4,987	4,779
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	1,173	1,194
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,273	1,278
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	11,000	11,083
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	8,880	8,902
		28,884
Entertainment/Film - 0.2%
Regal Cinemas Corp. Tranche B, term loan 3.557% 8/23/17 (e)	28,416	28,452
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.1%
Darling International, Inc. Tranche B, term loan 5% 12/17/16 (e)	$ 1,455	$ 1,459
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	2,935	2,953
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2299% 3/30/14 (e)	452	426
Waste Industries USA, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	5,000	5,044
		9,882
Food & Drug Retail - 0.9%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	30,750	30,788
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	19,719	19,670
Tranche ABL, term loan 1.977% 6/4/14 (e)	19,621	18,885
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/5/18 (e)	26,625	26,625
Tranche B2, term loan 3.4614% 10/5/15 (e)	6,164	6,164
		102,132
Food/Beverage/Tobacco - 1.3%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5024% 2/11/16 (e)	7,568	7,615
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (e)	22,374	22,374
Tranche B, term loan 3% 6/5/15 (e)	8,803	8,825
Dean Foods Co. Tranche B, term loan:
3.56% 4/2/16 (e)	19,725	19,429
3.7582% 4/2/17 (e)	7,940	7,861
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	25,000	25,063
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.5% 3/2/17 (e)	1,918	1,933
Tranche C 1LN, term loan 5.2234% 3/2/17 (e)	4,764	4,800
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (e)	12,519	12,660
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	21,000	21,158
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (e)	8,325	8,470
U.S. Foodservice Tranche B, term loan 2.71% 7/3/14 (e)	10,254	9,908
		150,096
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 1.9%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (e)	$ 22,000	$ 22,193
Boyd Gaming Corp. Tranche A, term loan 3.7114% 12/31/15 (e)	5,925	5,807
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,197	1,188
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (e)	7,425	7,462
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2738% 1/28/15 (e)	6,688	6,270
Tranche B2, term loan 3.2548% 1/28/15 (e)	8,890	8,335
Tranche B3, term loan 3.2737% 1/28/15 (e)	8,725	8,179
Tranche B4, term loan 9.5% 10/31/16 (e)	1,975	2,096
Las Vegas Sands Corp. term loan 3% 11/23/15 (e)	6,940	6,827
Las Vegas Sands LLC:
term loan 2% 5/23/14 (e)	7,248	7,139
Tranche B, term loan:
2% 5/23/14 (e)	35,488	34,867
3% 11/23/16 (e)	8,301	8,167
Tranche I, term loan 3% 11/23/16 (e)	1,668	1,633
Motor City Casino Tranche B, term loan 7% 3/1/17 (e)	7,000	7,097
Penn National Gaming, Inc. Tranche B, term loan 1.9934% 10/3/12 (e)	37,702	37,655
Venetian Macau Ltd.:
Tranche B, term loan 4.72% 5/26/13 (e)	21,055	21,081
Tranche DD, term loan 4.72% 5/26/12 (e)	14,831	14,831
Venetian Macau US Finance, Inc. Tranche B, term loan 4.72% 5/25/13 (e)	21,465	21,492
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.095% 8/15/13 (e)	2,313	2,313
		224,632
Healthcare - 14.0%
Bausch & Lomb, Inc. term loan:
3.4614% 4/26/15 (e)	14,755	14,736
3.5355% 4/26/15 (e)	61,551	61,474
Biomet, Inc. term loan 3.2814% 3/25/15 (e)	32,691	32,652
Carestream Health, Inc. term loan 5% 2/25/17 (e)	3,000	2,753
Community Health Systems, Inc.:
term loan 3.8105% 1/25/17 (e)	51,034	50,396
Tranche B, term loan 2.5605% 7/25/14 (e)	268,462	262,422
Tranche DD, term loan 2.5605% 7/25/14 (e)	13,885	13,572
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	$ 7,980	$ 8,000
DaVita, Inc.:
Tranche A, term loan 2.97% 10/20/15 (e)	36,044	36,134
Tranche B, term loan 4.5% 10/20/16 (e)	79,296	80,089
Drumm Investors LLC Tranche B, term loan 5% 4/26/18 (e)	68,000	66,810
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,980	4,005
Emergency Medical Services Corp.:
term loan:
3/4/12	11,000	10,918
3.2159% 4/8/15 (e)	4,875	4,899
Tranche B, term loan 5.25% 5/26/18 (e)	32,000	32,120
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.682% 3/31/13 (e)	48,061	47,941
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	35,705	35,929
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	21,998	22,135
Grifols SA Tranche B, term loan 10/1/16	42,000	42,315
Hanger Orthopedic Group, Inc. Tranche C, term loan 4% 12/1/16 (e)	9,975	10,000
HCA, Inc.:
Tranche A, term loan 1.557% 11/17/12 (e)	14,000	13,965
Tranche B, term loan 2.557% 11/17/13 (e)	316,607	315,790
Tranche B2, term loan 3.557% 3/31/17 (e)	80,286	80,391
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	24,000	23,940
Health Management Associates, Inc. Tranche B, term loan 2.057% 2/28/14 (e)	41,914	41,235
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,868	1,884
IASIS Healthcare Corp.:
Credit-Linked Deposit 2.2126% 3/15/14 (e)	1,599	1,599
term loan 2.2114% 3/15/14 (e)	16,841	16,841
Tranche DD, term loan 2.2114% 3/15/14 (e)	5,832	5,832
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (e)	60,240	59,939
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2253% 6/26/14 (e)	20,789	20,530
Tranche 2LN, term loan 4.4614% 6/26/15 (e)	4,500	4,466
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
LifePoint Hospitals, Inc. Tranche B, term loan 3.07% 4/15/15 (e)	$ 12,000	$ 12,060
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (e)	10,579	10,632
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,728	2,769
PTS Acquisition Corp. term loan 2.4614% 4/10/14 (e)	1,771	1,722
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	18,713	18,947
Rural/Metro Corp. term loan 6% 11/18/16 (e)	9,476	9,476
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5393% 6/15/14 (e)	3,990	3,920
Tranche 2LN, term loan 6.0605% 6/15/15 (e)	3,000	2,963
Tranche B, term loan 4.0605% 6/15/14 (e)	4,856	4,807
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,900	9,900
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (e)	6,844	6,862
Team Health, Inc. term loan 2.308% 11/22/12 (e)	10,046	10,046
Universal Health Services, Inc.:
term loan 4% 11/15/16 (e)	57,331	57,618
Tranche A, term loan 2.5595% 11/15/15 (e)	6,708	6,708
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	21,328	21,328
VWR Funding, Inc. term loan 2.7114% 6/29/14 (e)	34,582	33,890
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	12,000	12,076
		1,651,436
Homebuilders/Real Estate - 1.5%
Capital Automotive LP term loan 5% 3/11/17 (e)	17,874	17,784
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.2314% 11/9/15 (e)	7,600	7,600
Tranche B, term loan 3.4814% 11/9/16 (e)	22,246	22,274
CB Richard Ellis Services, Inc.:
Tranche C, term loan 1.625% 3/4/18 (e)(f)	41,010	40,856
Tranche D, term loan 1.75% 9/4/19 (e)(f)	23,000	22,914
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,693	3,703
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (e)	5,928	5,691
Tranche B, term loan 3.3115% 10/10/13 (e)	48,878	46,923
Tranche DD, term loan 3.3115% 10/10/13 (e)	12,291	11,799
		179,544
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (e)	$ 12,133	$ 12,224
USI Holdings Corp. Tranche B, term loan 2.72% 5/4/14 (e)	6,962	6,857
		19,081
Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,973	2,973
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	13,521	13,623
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	41,929	42,244
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	12,675	12,770
Town Sports International LLC term loan 4% 2/27/14 (e)	2,639	2,620
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	25,823	25,953
		100,183
Metals/Mining - 1.7%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/19/17 (e)	6,000	6,045
Compass Minerals:
Tranche B, term loan 1.7498% 12/22/12 (e)	1,981	1,981
Tranche C, term loan 3.002% 1/15/16 (e)	11,898	11,928
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	7,000	7,053
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	67,830	68,427
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8016% 5/8/16 (e)	15,517	15,576
Walter Energy, Inc.:
Tranche A, term loan 3.2443% 4/1/16 (e)	11,000	11,041
Tranche B, term loan 4% 3/4/18 (e)	81,795	82,408
		204,459
Paper - 1.6%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3094% 12/20/12 (e)	44,671	44,671
Tranche B, term loan 2.307% 12/20/12 (e)	14,078	14,078
Tranche C, term loan 3.5585% 12/23/14 (e)	3,969	3,979
Graphic Packaging International, Inc. Tranche B, term loan 2.2878% 5/16/14 (e)	12,022	12,007
Rock-Tenn Co.:
Tranche A, term loan 4/1/16	13,000	12,951
Tranche B, term loan 4/1/18	55,695	55,973
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	$ 42,830	$ 42,777
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	249
		186,685
Publishing/Printing - 0.7%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	4,988	5,044
Dex Media East LLC term loan 2.8014% 10/24/14 (e)	10,814	8,570
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,149	1,923
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,990	2,012
Houghton International, Inc. Tranche B 1LN, term loan 6.75% 1/31/16 (e)	6,970	7,022
Newsday LLC term loan 10.5% 8/1/13	3,000	3,191
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,895	13,860
Thomson Learning Tranche B, term loan 2.46% 7/5/14 (e)	42,377	40,788
		82,410
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0351% 4/28/13 (e)	31,265	31,265
Tranche C, term loan 1.7916% 4/28/13 (e)	12,513	12,497
		43,762
Restaurants - 1.3%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	47,880	47,581
CDW Corp. Tranche B, term loan:
3.9711% 10/10/14 (e)	13,266	13,266
4.5% 7/15/17 (e)	23,658	23,688
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (e)	5,354	5,415
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (e)	17,806	17,984
Dunkin Brands, Inc. Tranche B 1LN, term loan 4.25% 11/23/17 (e)	34,913	35,131
Landry's Restaurants, Inc. Tranche B, term loan 6.25% 12/1/14 (e)	6,965	6,991
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (e)	336	330
term loan 2.5% 6/14/14 (e)	3,823	3,751
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	3,772	3,805
		157,942
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - 2.7%
Acosta, Inc. Tranche B, term loan 4.75% 3/1/18 (e)	$ 7,000	$ 7,044
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (e)	7,500	7,528
ARAMARK Corp.:
Credit-Linked Deposit 2.1185% 1/26/14 (e)	4,377	4,334
Credit-Linked Deposit 3.4935% 7/26/16 (e)	2,653	2,653
term loan 2.182% 1/26/14 (e)	51,888	51,369
Tranche B, term loan 3.557% 7/26/16 (e)	40,340	40,340
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,107	7,116
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (e)	6,482	6,311
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	5,985	6,097
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	36,000	36,360
Interactive Data Corp. Tranche B, term loan 4.75% 2/11/18 (e)	35,000	35,175
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (e)	9,625	9,601
JohnsonDiversey, Inc. Tranche B, term loan 4% 11/24/15 (e)	5,988	6,018
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	6,000	6,038
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	10,184	10,261
ServiceMaster Co.:
term loan 2.7706% 7/24/14 (e)	73,707	72,417
Tranche DD, term loan 2.72% 7/24/14 (e)	5,558	5,461
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.056% 8/4/16 (e)	2,000	2,000
Tranche B, term loan 4.75% 8/4/16 (e)	6,468	6,468
		322,591
Shipping - 0.3%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (e)	1,110	1,088
EGL term loan 3.2728% 11/4/13 (e)	1,890	1,852
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,970	2,000
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,010
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	33,017	33,390
		39,340
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Claire's Stores, Inc. term loan 3.0578% 5/29/14 (e)	$ 4,600	$ 4,347
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (e)	43,542	43,215
Tranche B2, term loan 4.8341% 7/31/16 (e)	8,596	8,649
Sally Holdings LLC Tranche B, term loan 2.46% 11/16/13 (e)	13,311	13,311
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,905	19,071
		88,593
Super Retail - 1.5%
Bass Pro Group LLC Tranche B, term loan 5.0073% 4/12/15 (e)	4,888	4,912
Dollar General Corp.:
Tranche B1, term loan 2.9853% 7/6/14 (e)	14,244	14,155
Tranche B2, term loan 2.9666% 7/6/14 (e)	10,000	9,988
Gymboree Corp. term loan 5% 2/23/18 (e)	24,938	24,969
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	39,830	39,683
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,995	6,040
Neiman Marcus Group, Inc.:
term loan 2.3095% 4/6/13 (e)	4,000	3,960
Tranche B 2LN, term loan 4.3095% 4/6/16 (e)	7,000	7,004
Oriental Trading Co., Inc. term loan 7% 2/11/17 (e)	3,000	2,948
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	39,224	39,371
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	5,000	5,038
Savers, Inc. Tranche B, term loan 4.25% 3/4/17 (e)	7,000	7,035
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	8,978	9,079
		174,182
Technology - 7.3%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (e)	74,559	72,229
Tranche B 3LN, term loan 4.8105% 10/26/17 (e)	35,914	35,061
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	24,830	25,078
CPI International, Inc. Tranche B, term loan 5% 2/11/17 (e)	5,990	6,020
Fairchild Semiconductor Corp. Tranche B, term loan 1.5% 6/26/13 (e)	2,991	2,980
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.7317% 7/18/14 (e)	$ 4,617	$ 4,617
Tranche B, term loan 5.25% 7/18/16 (e)	44,775	45,111
First Data Corp.:
term loan 4.2126% 3/24/18 (e)	14,079	13,340
Tranche B1, term loan 2.9626% 9/24/14 (e)	78,535	74,707
Tranche B2, term loan 2.9626% 9/24/14 (e)	46,841	44,558
Tranche B3, term loan 2.9626% 9/24/14 (e)	16,949	16,123
Flextronics International Ltd.:
Tranche B A1, term loan 2.4626% 10/1/14 (e)	891	883
Tranche B A2, term loan 2.4614% 10/1/14 (e)	1,370	1,358
Tranche B A3, term loan 2.4938% 10/1/14 (e)	1,599	1,585
Tranche B-A, term loan 2.4919% 10/1/14 (e)	3,099	3,072
Tranche B-B, term loan 2.4938% 10/1/12 (e)	35,632	35,499
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (e)	125,015	125,015
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,320	6,335
Itron, Inc. term loan 3.72% 4/18/14 (e)	3,892	3,911
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (e)	5,842	5,740
Tranche 2LN, term loan 6.057% 6/11/15 (e)	5,750	5,721
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	3,990	4,000
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	6,712	6,770
Microsemi Corp. Tranche B, term loan 4% 11/2/17 (e)	10,693	10,747
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	27,000	27,034
Nusil Technology LLC Tranche B, term loan 5.25% 4/7/17 (e)	4,000	4,020
NXP BV term loan 4.5% 3/4/17 (e)	48,800	49,410
Open Text Corp. term loan 2.4614% 10/2/13 (e)	5,620	5,620
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	27,000	27,203
Rovi Corp.:
Tranche A, term loan 2.82% 2/7/16 (e)	16,733	16,712
Tranche B, term loan 4% 2/7/18 (e)	11,405	11,491
Spansion, Inc. term loan 6.25% 2/9/15 (e)	4,453	4,486
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,500	9,548
SunGard Data Systems, Inc.:
term loan:
1.9793% 2/28/14 (e)	86,191	84,790
3.929% 2/28/16 (e)	23,384	23,530
Tranche B, term loan 3.7435% 2/28/14 (e)	14,072	14,177
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	$ 11,000	$ 11,138
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,553	10,560
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	6,000	6,015
Verifone, Inc. Tranche B, term loan 2.97% 10/31/13 (e)	3,938	3,878
		860,072
Telecommunications - 5.4%
Asurion Corp.:
Tranche 1LN, term loan 3.2478% 7/3/14 (e)	14,581	14,508
Tranche 2LN, term loan 6.7314% 7/3/15 (e)	17,069	17,026
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	17,660	17,969
Consolidated Communications, Inc. term loan 2.72% 12/31/14 (e)	13,068	12,872
Crown Castle International Corp. Tranche B, term loan 1.7114% 3/6/14 (e)	18,287	18,196
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	28,589	28,517
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	30,452	29,195
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	929
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (e)	84,000	82,425
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (e)	159,000	160,590
Knology, Inc. Tranche B, term loan 4% 8/18/17 (e)	10,090	10,115
Level 3 Financing, Inc. term loan:
2.5328% 3/13/14 (e)	45,000	44,438
11.5% 3/13/14 (e)	3,000	3,218
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	9,975	9,950
Tranche B, term loan:
4.071% 11/3/13 (e)	16,918	16,875
4.071% 11/3/16 (e)	14,536	14,536
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	3,990	3,990
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	33,915	34,212
Telesat Holding, Inc.:
Tranche A, term loan 3.22% 10/31/14 (e)	32,044	32,084
Tranche DD, term loan 3.22% 10/31/14 (e)	2,752	2,756
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.97% 1/7/13 (e)	$ 4,690	$ 4,672
Tranche B, term loan 3.47% 12/30/16 (e)	4,807	4,819
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	41,413	42,102
Windstream Corp.:
Tranche B1, term loan 1.7672% 7/17/13 (e)	11,618	11,589
Tranche B2, term loan 3.0172% 12/17/15 (e)	21,747	21,774
		639,357
Textiles & Apparel - 0.3%
Iconix Brand Group, Inc. term loan 2.5% 4/30/13 (e)	4,456	4,456
Levi Strauss & Co. term loan 2.4614% 4/4/14 (e)	6,000	5,880
Phillips-Van Heusen Corp.:
term loan 2.75% 1/31/16 (e)	5,000	4,988
Tranche B, term loan 3.5% 5/6/16 (e)	24,325	24,659
		39,983
TOTAL FLOATING RATE LOANS (Cost $8,544,929)		8,692,388
Corporate Bonds - 12.7%

Nonconvertible Bonds - 12.7%
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,088
ManTech International Corp. 7.25% 4/15/18	4,000	4,250
		6,338
Air Transportation - 0.1%
Continental Airlines, Inc. 3.4345% 6/2/13 (e)	3,795	3,643
Continental Airlines, Inc. 9.25% 5/10/17	2,850	2,964
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,941
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,505
		13,053
Automotive - 2.1%
Accuride Corp. 9.5% 8/1/18	1,105	1,227
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,110
10.625% 3/15/18	2,880	3,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
3.0328% 1/13/12 (e)	$ 86,750	$ 86,967
5.5595% 6/15/11 (e)	67,255	67,582
General Motors Acceptance Corp.:
2.5105% 12/1/14 (e)	40,000	38,800
6.875% 9/15/11	34,000	34,554
GMAC LLC 6% 12/15/11	2,000	2,043
Navistar International Corp. 8.25% 11/1/21	4,285	4,756
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,285
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,190
8.875% 12/1/17 (d)	2,060	2,323
		248,106
Banks & Thrifts - 1.3%
Ally Financial, Inc. 3.512% 2/11/14 (e)	49,000	49,123
Bank of America Corp. 1.6928% 1/30/14 (e)	6,500	6,610
GMAC LLC:
2.5105% 12/1/14 (e)	72,187	70,382
6% 12/15/11	2,000	2,045
6.875% 9/15/11	9,000	9,147
7% 2/1/12	10,000	10,313
		147,620
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,432
Building Materials - 0.0%
Cemex SA de CV 5.301% 9/30/15 (d)(e)	3,000	2,984
Cable TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	4,440	4,851
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,230
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,261
		25,342
Chemicals - 0.6%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,415
Lyondell Chemical Co. 11% 5/1/18	3,000	3,390
NOVA Chemicals Corp. 3.5678% 11/15/13 (e)	66,894	66,560
		74,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	$ 880	$ 994
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,075
		3,069
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,193
Berry Plastics Corp.:
5.028% 2/15/15 (e)	43,000	42,678
8.25% 11/15/15	10,000	10,650
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,276
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,400
		67,197
Diversified Financial Services - 0.9%
CIT Group, Inc.:
7% 5/1/13	4,198	4,282
7% 5/1/14	14,000	14,263
7% 5/1/15	5,000	5,075
Citigroup, Inc. 1.7328% 1/13/14 (e)	15,000	15,259
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,250
6.375% 3/25/13	12,000	12,450
Morgan Stanley 1.8738% 1/24/14 (e)	27,000	27,376
SLM Corp. 0.5738% 1/27/14 (e)	23,000	21,919
		110,874
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,747
Series B, 9.25% 12/15/17	12,485	13,890
		32,637
Electric Utilities - 0.9%
AES Corp. 7.75% 3/1/14	3,000	3,270
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,365
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,550
CMS Energy Corp.:
1.228% 1/15/13 (e)	8,000	7,960
6.3% 2/1/12	985	1,012
Energy Future Holdings Corp. 10% 1/15/20	64,320	68,983
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc. 7.375% 2/1/16	$ 7,000	$ 7,263
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	6,135
		109,708
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	6,255
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,879
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,250
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,285
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	2,933
LINN Energy LLC 8.625% 4/15/20	3,000	3,315
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,260
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,150
		29,327
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,090
Gaming - 0.1%
MGM Resorts International 9% 3/15/20	4,815	5,369
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,175
		7,544
Healthcare - 0.3%
American Renal Holdings, Inc. 8.375% 5/15/18	2,930	3,091
DaVita, Inc. 6.375% 11/1/18	3,000	3,071
Elan Finance PLC/Elan Finance Corp. 4.4355% 12/1/13 (e)	2,000	1,995
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	3,000	3,098
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,140
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,649
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,040
		37,084
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,135
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,055	2,147
Standard Pacific Corp. 8.375% 5/15/18 (d)	4,000	4,100
		9,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	$ 11,475	$ 12,623
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,294
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	26,705	28,072
Massey Energy Co. 6.875% 12/15/13	5,000	5,094
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,722
		60,805
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (d)	4,000	4,440
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,334
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0544% 8/1/14 (e)	6,000	5,775
		13,549
Publishing/Printing - 0.1%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	13,545	14,222
Services - 0.4%
ARAMARK Corp. 3.8044% 2/1/15 (e)	12,000	11,970
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(e)	9,840	10,086
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.813% 5/15/14 (e)	25,000	24,343
		46,399
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	4,140
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,505	3,790
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,156
		16,086
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,125
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,689
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,917
		6,606
Technology - 1.1%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,090
8.125% 12/15/17	4,000	4,220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	$ 7,000	$ 7,228
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,285
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,601
10.125% 3/15/18 (d)	6,000	6,772
NXP BV/NXP Funding LLC 3.028% 10/15/13 (e)	96,609	96,247
Seagate Technology International 10% 5/1/14 (d)	2,219	2,596
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,269
		134,308
Telecommunications - 2.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	15,000	16,313
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,469
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,210
8.5% 4/15/20	4,000	4,330
GeoEye, Inc. 9.625% 10/1/15	2,505	2,831
Intelsat Ltd. 11.25% 6/15/16	4,000	4,250
iPCS, Inc.:
2.4294% 5/1/13 (e)	67,852	66,156
3.5544% 5/1/14 pay-in-kind (e)	62,864	60,035
Qwest Corp.:
3.5595% 6/15/13 (e)	28,000	29,050
8.375% 5/1/16	3,000	3,570
8.875% 3/15/12	3,000	3,188
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,835
8.375% 3/15/12	19,000	20,069
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,975
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,548	5,386
		246,667
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8313% 12/15/14 (e)	22,000	21,835
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Phillips-Van Heusen Corp. 7.375% 5/15/20	$ 4,000	$ 4,310
		29,168
TOTAL CORPORATE BONDS (Cost $1,440,021)		1,501,087
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,733
Class B (a)	41,264	1,407
ION Media Networks, Inc. (a)	2,842	1,418
		6,558
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	86
Chemicals - 0.5%
LyondellBasell Industries NV Class A	1,254,792	55,838
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	347
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(h)	1,054,692	5,537
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	574
TOTAL COMMON STOCKS (Cost $46,103)		72,224
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	$ 0
Money Market Funds - 18.9%

Fidelity Cash Central Fund, 0.13% (b) (Cost $2,227,849)	2,227,848,938	2,227,849
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $7,479)	$ 7,479	7,479
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $12,266,381)		12,501,027
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(721,687)
NET ASSETS - 100%		$ 11,779,340
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,429,000 or 1.6% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,010,000 and $59,785,000, respectively. The coupon rate will be determined at time of settlement.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,537,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

*Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,479,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 3,753
Barclays Capital, Inc.	1,996
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,730
$ 7,479
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,555
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,828	$ 5,140	$ 5,537	$ 4,151
Financials	551	-	-	551
Industrials	86	86	-	-
Materials	55,838	55,838	-	-
Telecommunication Services	574	574	-	-
Utilities	347	347	-	-
Corporate Bonds	1,501,087	-	1,501,087	-
Floating Rate Loans	8,692,388	24,272	8,668,116	-
Other	-	-	-	-
Money Market Funds	2,227,849	2,227,849	-	-
Cash Equivalents	7,479	-	7,479	-
Total Investments in Securities:	$ 12,501,027	$ 2,314,106	$ 10,182,219	$ 4,702
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	381
Cost of Purchases	1,760
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,702
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 381

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $154,604,000 of which $115,547,000 and $39,057,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $7,479) - See accompanying schedule: Unaffiliated issuers (cost $10,038,532)	$ 10,273,178
Fidelity Central Funds (cost $2,227,849)	2,227,849
Total Investments (cost $12,266,381)		$ 12,501,027
Cash		38,055
Receivable for investments sold		15,329
Receivable for fund shares sold		46,900
Interest receivable		40,284
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		6
Other receivables		795
Total assets		12,642,645

Liabilities
Payable for investments purchased	$ 833,923
Payable for fund shares redeemed	15,154
Distributions payable	5,732
Accrued management fee	5,400
Distribution and service plan fees payable	1,231
Other affiliated payables	1,322
Other payables and accrued expenses	543
Total liabilities		863,305

Net Assets		$ 11,779,340
Net Assets consist of:
Paid in capital		$ 11,565,810
Undistributed net investment income		93,737
Accumulated undistributed net realized gain (loss) on investments		(114,853)
Net unrealized appreciation (depreciation) on investments		234,646
Net Assets		$ 11,779,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,865,454 ÷ 188,254 shares)	$ 9.91

Maximum offering price per share (100/97.25 of $9.91)	$ 10.19
Class T: Net Asset Value and redemption price per share ($315,905 ÷ 31,922 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Class B: Net Asset Value and offering price per share ($40,966 ÷ 4,140 shares)A	$ 9.90

Class C: Net Asset Value and offering price per share ($935,565 ÷ 94,433 shares)A	$ 9.91

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($6,317,311 ÷ 638,293 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,304,139 ÷ 232,971 shares)	$ 9.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011

Investment Income
Interest		$ 193,881
Income from Fidelity Central Funds		1,555
Total income		195,436

Expenses
Management fee	$ 26,090
Transfer agent fees	6,090
Distribution and service plan fees	6,223
Accounting fees and expenses	770
Custodian fees and expenses	78
Independent trustees' compensation	21
Registration fees	990
Audit	80
Legal	32
Miscellaneous	36
Total expenses before reductions	40,410
Expense reductions	(7)	40,403
Net investment income (loss)		155,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,435
Change in net unrealized appreciation (depreciation) on investment securities		60,386
Net gain (loss)		102,821
Net increase (decrease) in net assets resulting from operations		$ 257,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 155,033	$ 218,011
Net realized gain (loss)	42,435	43,608
Change in net unrealized appreciation (depreciation)	60,386	172,072
Net increase (decrease) in net assets resulting from operations	257,854	433,691
Distributions to shareholders from net investment income	(153,583)	(160,228)
Distributions to shareholders from net realized gain	-	(20,518)
Total distributions	(153,583)	(180,746)
Share transactions - net increase (decrease)	4,999,637	2,557,736
Redemption fees	530	720
Total increase (decrease) in net assets	5,104,438	2,811,401

Net Assets
Beginning of period	6,674,902	3,863,501
End of period (including undistributed net investment income of $93,737 and undistributed net investment income of $92,287, respectively)	$ 11,779,340	$ 6,674,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.158	.391	.354	.476	.621	.571
Net realized and unrealized gain (loss)	.130	.425	1.232	(1.779)	(.196)	(.022)
Total from investment operations	.288	.816	1.586	(1.303)	.425	.549
Distributions from net investment income	(.169)	(.287)	(.278)	(.448)	(.625)	(.560)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.169)	(.337)	(.278)	(.448)	(.627)	(.560)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.91	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Total Return B, C, D	2.98%	8.96%	20.31%	(13.87)%	4.40%	5.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.04%	1.06%	1.02%	1.05%
Net investment income (loss)	3.25% A	4.11%	4.09%	5.13%	6.28%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,865	$ 1,064	$ 518	$ 192	$ 257	$ 285
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.157	.391	.349	.481	.621	.564
Net realized and unrealized gain (loss)	.140	.416	1.228	(1.762)	(.206)	(.022)
Total from investment operations	.297	.807	1.577	(1.281)	.415	.542
Distributions from net investment income	(.168)	(.288)	(.279)	(.450)	(.625)	(.553)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.168)	(.338)	(.279)	(.450)	(.627)	(.553)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Total Return B, C, D	3.07%	8.87%	20.20%	(13.66)%	4.30%	5.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.03%	1.02%	1.11%
Net investment income (loss)	3.23% A	4.12%	4.10%	5.16%	6.28%	5.67%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 242	$ 143	$ 134	$ 309	$ 472
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.133	.341	.305	.432	.569	.513
Net realized and unrealized gain (loss)	.139	.416	1.238	(1.771)	(.206)	(.022)
Total from investment operations	.272	.757	1.543	(1.339)	.363	.491
Distributions from net investment income	(.143)	(.238)	(.235)	(.402)	(.573)	(.502)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.143)	(.288)	(.235)	(.402)	(.575)	(.502)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Total Return B, C, D	2.81%	8.30%	19.74%	(14.21)%	3.76%	5.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.56%	1.56%	1.55%	1.63%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.55%	1.63%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.55%	1.55%	1.62%
Net investment income (loss)	2.73% A	3.59%	3.59%	4.64%	5.75%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 43	$ 44	$ 42	$ 100	$ 143
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.122	.321	.288	.408	.553	.508
Net realized and unrealized gain (loss)	.139	.415	1.235	(1.770)	(.207)	(.022)
Total from investment operations	.261	.736	1.523	(1.362)	.346	.486
Distributions from net investment income	(.132)	(.217)	(.215)	(.379)	(.556)	(.497)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.132)	(.267)	(.215)	(.379)	(.558)	(.497)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.91	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Total Return B, C, D	2.70%	8.05%	19.43%	(14.41)%	3.58%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of fee waivers, if any	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of all reductions	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Net investment income (loss)	2.50% A	3.38%	3.35%	4.39%	5.59%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 622	$ 335	$ 199	$ 345	$ 450
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.172	.418	.377	.508	.650	.593
Net realized and unrealized gain (loss)	.140	.417	1.225	(1.771)	(.196)	(.021)
Total from investment operations	.312	.835	1.602	(1.263)	.454	.572
Distributions from net investment income	(.183)	(.316)	(.304)	(.478)	(.654)	(.583)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.183)	(.366)	(.304)	(.478)	(.656)	(.583)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Total Return B, C	3.23%	9.18%	20.55%	(13.49)%	4.72%	5.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.75%	.73%	.73%	.81%
Expenses net of fee waivers, if any	.73% A	.73%	.75%	.73%	.73%	.81%
Expenses net of all reductions	.73% A	.73%	.75%	.73%	.72%	.81%
Net investment income (loss)	3.54% A	4.41%	4.39%	5.46%	6.58%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 6,317	$ 3,566	$ 2,354	$ 1,292	$ 2,679	$ 2,989
Portfolio turnover rate F	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.171	.415	.379	.503	.647	.591
Net realized and unrealized gain (loss)	.130	.427	1.221	(1.769)	(.206)	(.021)
Total from investment operations	.301	.842	1.600	(1.266)	.441	.570
Distributions from net investment income	(.182)	(.313)	(.302)	(.475)	(.651)	(.581)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.182)	(.363)	(.302)	(.475)	(.653)	(.581)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.89	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Total Return B, C	3.11%	9.27%	20.54%	(13.54)%	4.58%	5.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.77%	.77%	.76%	.84%
Expenses net of fee waivers, if any	.76% A	.76%	.77%	.77%	.76%	.84%
Expenses net of all reductions	.76% A	.76%	.77%	.76%	.76%	.83%
Net investment income (loss)	3.51% A	4.38%	4.36%	5.43%	6.55%	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,304	$ 1,138	$ 469	$ 138	$ 207	$ 275
Portfolio turnover rate F	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 342,942
Gross unrealized depreciation	(35,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 307,217
Tax cost	$ 12,193,810

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $6,129,805 and $2,238,026, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,818	$ 187
Class T	-%	.25%	352	14
Class B	.55%	.15%	147	116
Class C	.75%	.25%	3,906	2,129
			$ 6,223	$ 2,446

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% or .50% for certain purchases of Class A shares (1.00% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 254
Class T	39
Class B*	27
Class C*	90
$ 410

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,105.15
Class T	245.18
Class B	47.23
Class C	572.15
Fidelity Floating Rate High Income Fund	2,868.12
Institutional Class	1,253.15
	$ 6,090

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,850. The weighted average interest rate was .58%. The interest expense amounted to three hundred fifty-two dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 23,252	$ 23,450
Class T	4,680	5,386
Class B	609	1,129
Class C	9,862	10,682
Fidelity Floating Rate High Income Fund	86,378	95,016
Institutional Class	28,802	24,565
Total	$ 153,583	$ 160,228
From net realized gain
Class A	$ -	$ 2,787
Class T	-	742
Class B	-	234
Class C	-	1,822
Fidelity Floating Rate High Income Fund	-	12,502
Institutional Class	-	2,431
Total	$ -	$ 20,518

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	96,777	81,725	$ 955,051	$ 779,901
Reinvestment of distributions	1,805	2,275	17,782	21,629
Shares redeemed	(19,008)	(30,931)	(187,520)	(294,118)
Net increase (decrease)	79,574	53,069	$ 785,313	$ 507,412

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	9,623	14,246	$ 94,723	$ 135,056
Reinvestment of distributions	396	545	3,895	5,173
Shares redeemed	(2,900)	(5,379)	(28,569)	(50,997)
Net increase (decrease)	7,119	9,412	$ 70,049	$ 89,232
Class B
Shares sold	644	1,770	$ 6,339	$ 16,858
Reinvestment of distributions	44	108	432	1,018
Shares redeemed	(979)	(2,210)	(9,630)	(21,009)
Net increase (decrease)	(291)	(332)	$ (2,859)	$ (3,133)
Class C
Shares sold	36,538	37,058	$ 360,343	$ 353,406
Reinvestment of distributions	678	896	6,671	8,502
Shares redeemed	(6,307)	(10,394)	(62,216)	(98,760)
Net increase (decrease)	30,909	27,560	$ 304,798	$ 263,148
Fidelity Floating Rate High Income Fund
Shares sold	336,041	211,892	$ 3,311,383	$ 2,019,775
Reinvestment of distributions	7,310	9,543	71,924	90,556
Shares redeemed	(69,940)	(109,667)	(688,882)	(1,040,316)
Net increase (decrease)	273,411	111,768	$ 2,694,425	$ 1,070,015
Institutional Class
Shares sold	133,327	93,750	$ 1,313,664	$ 894,344
Reinvestment of distributions	1,463	1,549	14,391	14,718
Shares redeemed	(18,286)	(29,322)	(180,144)	(278,000)
Net increase (decrease)	116,504	65,977	$ 1,147,911	$ 631,062

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFR-USAN-0611
1.784877.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,029.80	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.04%
Actual		$ 1,000.00	$ 1,030.70	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,019.64	$ 5.21
Class B	1.55%
Actual		$ 1,000.00	$ 1,028.10	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.77%
Actual		$ 1,000.00	$ 1,027.00	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Fidelity Floating Rate High Income Fund	.73%
Actual		$ 1,000.00	$ 1,032.30	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,031.10	$ 3.83
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.5	3.3
Community Health Systems, Inc.	2.7	2.8
Charter Communications Operating LLC	2.2	2.5
Univision Communications, Inc.	1.8	1.6
VNU, Inc.	1.7	1.3
	11.9
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	14.3	13.8
Technology	8.4	6.0
Telecommunications	7.5	9.1
Cable TV	5.9	5.1
Electric Utilities	5.7	8.4
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.4%	AAA,AA,A 0.0%
BBB 4.2%	BBB 5.6%
BB 37.6%	BB 34.3%
B 30.5%	B 26.7%
CCC,CC,C 2.3%	CCC,CC,C 2.8%
D† 0.0%	D† 0.0%
Not Rated 11.4%	Not Rated 22.0%
Equities 0.7%	Equities 0.8%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 7.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody®'s ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Floating Rate Loans 73.7%		Floating Rate Loans 75.8%
	Nonconvertible Bonds 12.7%		Nonconvertible Bonds 15.5%
	Convertible Bonds 0.0%		Convertible Bonds† 0.0%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Common Stocks 0.7%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets 12.9%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	7.0%	** Foreign investments	7.6%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Floating Rate Loans - 73.7% (g)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (e)	$ 17,502	$ 17,578
Sequa Corp. term loan 3.5038% 12/3/14 (e)	49,990	49,490
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5308% 9/30/16 (e)	18,155	18,110
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	66,974	67,393
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	8,575	8,661
		161,232
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	4,000	3,930
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	3,343	3,242
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	13,777	13,432
US Airways Group, Inc. term loan 2.7126% 3/23/14 (e)	34,230	31,620
		52,224
Automotive - 2.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (e)	49,915	48,667
Tranche C, term loan 2.1509% 12/27/15 (e)	25,467	24,703
Ford Motor Co.:
term loan 2.97% 12/15/13 (e)	138,179	138,179
Tranche B 2LN, term loan 2.97% 12/15/13 (e)	4,985	4,991
Tenneco, Inc.:
Credit-Linked Deposit 5.243% 3/16/14 (e)	15,750	15,829
Tranche B, term loan 4.807% 6/3/16 (e)	11,910	11,970
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (e)	61,500	59,963
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,379	6,427
		310,729
Broadcasting - 4.2%
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	11,583	11,583
Clear Channel Capital I LLC Tranche B, term loan 3.8614% 1/29/16 (e)	57,285	50,984
Clear Channel Communications, Inc. Tranche A, term loan 3.6114% 7/30/14 (e)	2,892	2,737
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (e)	$ 2,363	$ 2,351
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,352	8,384
Raycom Media, Inc. Tranche B, term loan 1.75% 6/25/14 (e)	6,382	6,206
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,906	4,931
Univision Communications, Inc.:
term loan 4.4614% 3/31/17 (e)	128,205	125,320
Tranche 1LN, term loan 2.2114% 9/29/14 (e)	80,476	78,866
VNU, Inc.:
term loan 2.2314% 8/9/13 (e)	73,855	73,671
Tranche B, term loan 3.9814% 5/1/16 (e)	41,695	41,955
Tranche C, term loan 3.7314% 5/1/16 (e)	84,713	84,713
		491,701
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	16,355	16,437
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,890	22,054
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,664
Nortek, Inc. Tranche B, term loan 5.25% 4/25/17 (e)	14,685	14,758
		56,913
Cable TV - 5.7%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 4% 3/8/16 (e)	6,811	6,836
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	42,893	43,321
CCO Holdings, LLC Tranche 3LN, term loan 2.7114% 9/6/14 (e)	33,000	32,588
Cequel Communications LLC Tranche 1LN, term loan 2.2355% 11/5/13 (e)	52,437	52,243
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	3,157	3,220
Tranche B 1LN, term loan 2.22% 3/6/14 (e)	134,675	134,675
Tranche C, term loan 3.56% 9/6/16 (e)	127,229	127,865
CSC Holdings, Inc.:
Tranche B, term loan 2.059% 3/31/13 (e)	28,867	28,832
Tranche B2, term loan 3.559% 3/29/16 (e)	24,838	24,994
Tranche B3, term loan 3.309% 3/29/16 (e)	69,337	69,601
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC Tranche B, term loan 2.0215% 4/6/14 (e)	$ 26,641	$ 26,375
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,858	18,716
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,955	2,955
Tranche E, term loan 4.5% 10/23/17 (e)	5,955	5,836
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (e)	4,609	4,540
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	54,262	54,804
UPC Broadband Holding BV:
Tranche N1, term loan 1.9938% 12/31/14 (e)	5,000	4,988
Tranche T, term loan 3.7438% 12/31/16 (e)	9,998	10,023
Tranche X, term loan 3.7438% 12/31/17 (e)	18,942	18,990
WideOpenWest Finance LLC Tranche A, term loan 6.7482% 6/28/14 (e)	4,967	4,967
		676,369
Capital Goods - 1.2%
Bucyrus International, Inc.:
Tranche B, term loan 3.2383% 5/4/14 (e)	11,906	11,906
Tranche C, term loan 4.25% 2/19/16 (e)	20,794	20,898
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	7,955	8,035
Rexnord Corp.:
Tranche B A0, term loan 2.5% 7/19/13 (e)	3,309	3,267
Tranche B, term loan 2.7906% 7/19/13 (e)	12,325	12,232
Sensata Technologies BV term loan 2.0227% 4/27/13 (e)	15,868	15,828
SRAM LLC term loan 5.0099% 4/30/15 (e)	1,386	1,386
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (e)	5,772	5,772
Tranche B, term loan 4.25% 9/21/16 (e)	57,348	57,993
		137,317
Chemicals - 3.2%
Arizona Chemical term loan 4.75% 11/19/16 (e)	8,728	8,804
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7435% 4/2/13 (e)	45,781	45,666
term loan 1.803% 4/2/14 (e)	4,000	4,010
Tranche C, term loan 3.303% 10/31/16 (e)	35,088	35,352
Chemtura Corp. term loan 5.5% 8/27/16 (e)	17,000	17,170
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Edwards Ltd. Tranche B, term loan 5.5% 5/31/16 (e)	$ 2,993	$ 3,000
General Chemical Corp. Tranche B, term loan 5.0016% 10/6/15 (e)	4,987	5,006
Hexion Specialty Chemicals, Inc. term loan 2.5625% 5/5/13 (e)	2,987	2,972
Huntsman International LLC:
Tranche B, term loan:
1.7423% 4/19/14 (e)	36,097	35,555
2.7728% 4/19/17 (e)	4,000	3,970
Tranche C, term loan 2.5059% 6/30/16 (e)	2,000	1,980
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,122	11,484
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,294	12,694
MacDermid, Inc. Tranche B, term loan 2.2114% 4/12/14 (e)	1,831	1,814
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.557% 5/15/14 (e)	7,974	7,954
Tranche 2LN, term loan 6.057% 11/18/14 (e)	3,000	3,000
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (e)	28,859	28,859
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	15,427	15,582
Tranche C, term loan 1.9614% 5/13/16 (e)	3,975	3,965
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	5,985	6,052
Polypore, Inc. Tranche B, term loan 2.22% 7/3/14 (e)	1,833	1,810
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (e)	27,649	27,788
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (e)	40,701	40,955
Styron Corp. Tranche B, term loan 6% 8/2/17 (e)	27,930	28,244
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	11,970	12,075
Univar NV Tranche B, term loan 5% 6/30/17 (e)	13,965	14,070
		379,831
Consumer Products - 1.5%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,980	4,000
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (e)	6,983	7,035
Jarden Corp. Tranche B, term loan 3.2423% 3/31/18 (e)	17,000	17,234
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	$ 34,913	$ 35,174
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,900	9,925
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (e)	89,570	89,906
Spectrum Brands, Inc. Tranche B, term loan 4.9863% 6/17/16 (e)	7,988	8,037
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	6,973	6,964
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (e)	1,857	1,852
		180,127
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	23,094	23,238
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,714
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (e)	7,870	7,574
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	10,583	10,636
Crown Holdings, Inc.:
term loan B 1.97% 11/15/12 (e)	6,231	6,239
Tranche B, term loan 1.97% 11/15/12 (e)	5,195	5,202
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,980	2,000
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	18,920	19,086
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7188% 6/14/13 (e)	25,849	25,849
		109,538
Diversified Financial Services - 1.8%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (e)	8,880	8,980
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	22,813	23,155
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,815	9,889
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (e)	25,217	25,437
Tranche 2 LN, term loan 8.25% 11/3/17 (e)	3,905	3,968
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	$ 19,763	$ 19,813
Tranche 2LN, term loan 7% 3/17/16 (e)	14,165	14,306
MoneyGram International, Inc. Tranche B, term loan 4.5% 10/15/17 (e)	7,000	7,062
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (e)	33,420	33,838
Nuveen Investments, Inc. term loan:
3.2924% 11/13/14 (e)	15,015	14,565
5.7935% 5/31/17 (e)	10,028	10,066
Open Link Financial, Inc. Tranche B, term loan 5.25% 4/27/18 (e)	5,000	4,982
RBS WorldPay Tranche B, term loan 6.25% 10/13/17 (e)	10,000	10,088
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	25,820	26,014
		212,163
Diversified Media - 0.2%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (e)	1,990	1,701
Autotrader.com, Inc. Tranche B, term loan 4.75% 12/15/16 (e)	3,970	4,000
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	20,473	20,473
		26,174
Electric Utilities - 4.8%
AES Corp. term loan 2.8588% 8/10/11 (e)	20,732	20,732
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.06% 8/23/13 (e)	9,000	8,967
BRSP LLC term loan 7.5% 6/24/14 (e)	13,021	13,103
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	78,000	78,585
Covanta Energy Corp.:
Credit-Linked Deposit 1.803% 2/9/14 (e)	4,658	4,629
term loan 1.8125% 2/9/14 (e)	9,084	9,027
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4% 4/2/13 (e)	101,326	100,820
Tranche B, term loan 4.03% 4/2/13 (e)	7,548	7,510
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	43,780	44,218
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (e)	182	168
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	9,171	9,057
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.71% 5/8/15 (e)	$ 558	$ 557
Tranche DD, term loan 3.71% 5/8/15 (e)	2,232	2,226
NRG Energy, Inc.:
Credit-Linked Deposit:
2.057% 2/1/13 (e)	5,380	5,340
3.557% 8/1/15 (e)	29,097	29,097
term loan:
2.057% 2/1/13 (e)	11,723	11,723
3.5018% 8/1/15 (e)	29,565	29,860
NSG Holdings LLC:
Credit-Linked Deposit 1.8095% 6/15/14 (e)	247	240
Tranche B, term loan 1.8095% 6/15/14 (e)	669	649
Puget Energy, Inc. term loan 2.2114% 2/6/14 (e)	19,412	19,339
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.307% 12/15/11 (e)	793	787
Credit-Linked Deposit 2.307% 12/15/13 (e)	3,137	3,114
Tranche 1LN, term loan 2.307% 12/15/13 (e)	6,842	6,791
Tranche 2LN, term loan 4.557% 12/15/14 (e)	30,143	28,824
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7318% 10/10/14 (e)	143,225	121,025
4.7318% 10/10/17 (e)	3,000	2,404
		564,372
Energy - 0.2%
Alon USA, Inc. term loan 2.5307% 8/4/13 (e)	1,852	1,648
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (e)	4,987	4,779
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	1,173	1,194
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,273	1,278
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	11,000	11,083
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	8,880	8,902
		28,884
Entertainment/Film - 0.2%
Regal Cinemas Corp. Tranche B, term loan 3.557% 8/23/17 (e)	28,416	28,452
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.1%
Darling International, Inc. Tranche B, term loan 5% 12/17/16 (e)	$ 1,455	$ 1,459
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	2,935	2,953
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2299% 3/30/14 (e)	452	426
Waste Industries USA, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	5,000	5,044
		9,882
Food & Drug Retail - 0.9%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	30,750	30,788
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	19,719	19,670
Tranche ABL, term loan 1.977% 6/4/14 (e)	19,621	18,885
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/5/18 (e)	26,625	26,625
Tranche B2, term loan 3.4614% 10/5/15 (e)	6,164	6,164
		102,132
Food/Beverage/Tobacco - 1.3%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5024% 2/11/16 (e)	7,568	7,615
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (e)	22,374	22,374
Tranche B, term loan 3% 6/5/15 (e)	8,803	8,825
Dean Foods Co. Tranche B, term loan:
3.56% 4/2/16 (e)	19,725	19,429
3.7582% 4/2/17 (e)	7,940	7,861
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	25,000	25,063
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.5% 3/2/17 (e)	1,918	1,933
Tranche C 1LN, term loan 5.2234% 3/2/17 (e)	4,764	4,800
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (e)	12,519	12,660
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	21,000	21,158
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (e)	8,325	8,470
U.S. Foodservice Tranche B, term loan 2.71% 7/3/14 (e)	10,254	9,908
		150,096
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 1.9%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (e)	$ 22,000	$ 22,193
Boyd Gaming Corp. Tranche A, term loan 3.7114% 12/31/15 (e)	5,925	5,807
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,197	1,188
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (e)	7,425	7,462
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2738% 1/28/15 (e)	6,688	6,270
Tranche B2, term loan 3.2548% 1/28/15 (e)	8,890	8,335
Tranche B3, term loan 3.2737% 1/28/15 (e)	8,725	8,179
Tranche B4, term loan 9.5% 10/31/16 (e)	1,975	2,096
Las Vegas Sands Corp. term loan 3% 11/23/15 (e)	6,940	6,827
Las Vegas Sands LLC:
term loan 2% 5/23/14 (e)	7,248	7,139
Tranche B, term loan:
2% 5/23/14 (e)	35,488	34,867
3% 11/23/16 (e)	8,301	8,167
Tranche I, term loan 3% 11/23/16 (e)	1,668	1,633
Motor City Casino Tranche B, term loan 7% 3/1/17 (e)	7,000	7,097
Penn National Gaming, Inc. Tranche B, term loan 1.9934% 10/3/12 (e)	37,702	37,655
Venetian Macau Ltd.:
Tranche B, term loan 4.72% 5/26/13 (e)	21,055	21,081
Tranche DD, term loan 4.72% 5/26/12 (e)	14,831	14,831
Venetian Macau US Finance, Inc. Tranche B, term loan 4.72% 5/25/13 (e)	21,465	21,492
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.095% 8/15/13 (e)	2,313	2,313
		224,632
Healthcare - 14.0%
Bausch & Lomb, Inc. term loan:
3.4614% 4/26/15 (e)	14,755	14,736
3.5355% 4/26/15 (e)	61,551	61,474
Biomet, Inc. term loan 3.2814% 3/25/15 (e)	32,691	32,652
Carestream Health, Inc. term loan 5% 2/25/17 (e)	3,000	2,753
Community Health Systems, Inc.:
term loan 3.8105% 1/25/17 (e)	51,034	50,396
Tranche B, term loan 2.5605% 7/25/14 (e)	268,462	262,422
Tranche DD, term loan 2.5605% 7/25/14 (e)	13,885	13,572
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	$ 7,980	$ 8,000
DaVita, Inc.:
Tranche A, term loan 2.97% 10/20/15 (e)	36,044	36,134
Tranche B, term loan 4.5% 10/20/16 (e)	79,296	80,089
Drumm Investors LLC Tranche B, term loan 5% 4/26/18 (e)	68,000	66,810
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,980	4,005
Emergency Medical Services Corp.:
term loan:
3/4/12	11,000	10,918
3.2159% 4/8/15 (e)	4,875	4,899
Tranche B, term loan 5.25% 5/26/18 (e)	32,000	32,120
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.682% 3/31/13 (e)	48,061	47,941
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	35,705	35,929
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	21,998	22,135
Grifols SA Tranche B, term loan 10/1/16	42,000	42,315
Hanger Orthopedic Group, Inc. Tranche C, term loan 4% 12/1/16 (e)	9,975	10,000
HCA, Inc.:
Tranche A, term loan 1.557% 11/17/12 (e)	14,000	13,965
Tranche B, term loan 2.557% 11/17/13 (e)	316,607	315,790
Tranche B2, term loan 3.557% 3/31/17 (e)	80,286	80,391
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	24,000	23,940
Health Management Associates, Inc. Tranche B, term loan 2.057% 2/28/14 (e)	41,914	41,235
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,868	1,884
IASIS Healthcare Corp.:
Credit-Linked Deposit 2.2126% 3/15/14 (e)	1,599	1,599
term loan 2.2114% 3/15/14 (e)	16,841	16,841
Tranche DD, term loan 2.2114% 3/15/14 (e)	5,832	5,832
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (e)	60,240	59,939
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2253% 6/26/14 (e)	20,789	20,530
Tranche 2LN, term loan 4.4614% 6/26/15 (e)	4,500	4,466
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
LifePoint Hospitals, Inc. Tranche B, term loan 3.07% 4/15/15 (e)	$ 12,000	$ 12,060
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (e)	10,579	10,632
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,728	2,769
PTS Acquisition Corp. term loan 2.4614% 4/10/14 (e)	1,771	1,722
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	18,713	18,947
Rural/Metro Corp. term loan 6% 11/18/16 (e)	9,476	9,476
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5393% 6/15/14 (e)	3,990	3,920
Tranche 2LN, term loan 6.0605% 6/15/15 (e)	3,000	2,963
Tranche B, term loan 4.0605% 6/15/14 (e)	4,856	4,807
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,900	9,900
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (e)	6,844	6,862
Team Health, Inc. term loan 2.308% 11/22/12 (e)	10,046	10,046
Universal Health Services, Inc.:
term loan 4% 11/15/16 (e)	57,331	57,618
Tranche A, term loan 2.5595% 11/15/15 (e)	6,708	6,708
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	21,328	21,328
VWR Funding, Inc. term loan 2.7114% 6/29/14 (e)	34,582	33,890
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	12,000	12,076
		1,651,436
Homebuilders/Real Estate - 1.5%
Capital Automotive LP term loan 5% 3/11/17 (e)	17,874	17,784
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.2314% 11/9/15 (e)	7,600	7,600
Tranche B, term loan 3.4814% 11/9/16 (e)	22,246	22,274
CB Richard Ellis Services, Inc.:
Tranche C, term loan 1.625% 3/4/18 (e)(f)	41,010	40,856
Tranche D, term loan 1.75% 9/4/19 (e)(f)	23,000	22,914
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,693	3,703
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (e)	5,928	5,691
Tranche B, term loan 3.3115% 10/10/13 (e)	48,878	46,923
Tranche DD, term loan 3.3115% 10/10/13 (e)	12,291	11,799
		179,544
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (e)	$ 12,133	$ 12,224
USI Holdings Corp. Tranche B, term loan 2.72% 5/4/14 (e)	6,962	6,857
		19,081
Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,973	2,973
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	13,521	13,623
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	41,929	42,244
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	12,675	12,770
Town Sports International LLC term loan 4% 2/27/14 (e)	2,639	2,620
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	25,823	25,953
		100,183
Metals/Mining - 1.7%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/19/17 (e)	6,000	6,045
Compass Minerals:
Tranche B, term loan 1.7498% 12/22/12 (e)	1,981	1,981
Tranche C, term loan 3.002% 1/15/16 (e)	11,898	11,928
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	7,000	7,053
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	67,830	68,427
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8016% 5/8/16 (e)	15,517	15,576
Walter Energy, Inc.:
Tranche A, term loan 3.2443% 4/1/16 (e)	11,000	11,041
Tranche B, term loan 4% 3/4/18 (e)	81,795	82,408
		204,459
Paper - 1.6%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3094% 12/20/12 (e)	44,671	44,671
Tranche B, term loan 2.307% 12/20/12 (e)	14,078	14,078
Tranche C, term loan 3.5585% 12/23/14 (e)	3,969	3,979
Graphic Packaging International, Inc. Tranche B, term loan 2.2878% 5/16/14 (e)	12,022	12,007
Rock-Tenn Co.:
Tranche A, term loan 4/1/16	13,000	12,951
Tranche B, term loan 4/1/18	55,695	55,973
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	$ 42,830	$ 42,777
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	249
		186,685
Publishing/Printing - 0.7%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	4,988	5,044
Dex Media East LLC term loan 2.8014% 10/24/14 (e)	10,814	8,570
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,149	1,923
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,990	2,012
Houghton International, Inc. Tranche B 1LN, term loan 6.75% 1/31/16 (e)	6,970	7,022
Newsday LLC term loan 10.5% 8/1/13	3,000	3,191
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,895	13,860
Thomson Learning Tranche B, term loan 2.46% 7/5/14 (e)	42,377	40,788
		82,410
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0351% 4/28/13 (e)	31,265	31,265
Tranche C, term loan 1.7916% 4/28/13 (e)	12,513	12,497
		43,762
Restaurants - 1.3%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	47,880	47,581
CDW Corp. Tranche B, term loan:
3.9711% 10/10/14 (e)	13,266	13,266
4.5% 7/15/17 (e)	23,658	23,688
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (e)	5,354	5,415
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (e)	17,806	17,984
Dunkin Brands, Inc. Tranche B 1LN, term loan 4.25% 11/23/17 (e)	34,913	35,131
Landry's Restaurants, Inc. Tranche B, term loan 6.25% 12/1/14 (e)	6,965	6,991
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (e)	336	330
term loan 2.5% 6/14/14 (e)	3,823	3,751
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	3,772	3,805
		157,942
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - 2.7%
Acosta, Inc. Tranche B, term loan 4.75% 3/1/18 (e)	$ 7,000	$ 7,044
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (e)	7,500	7,528
ARAMARK Corp.:
Credit-Linked Deposit 2.1185% 1/26/14 (e)	4,377	4,334
Credit-Linked Deposit 3.4935% 7/26/16 (e)	2,653	2,653
term loan 2.182% 1/26/14 (e)	51,888	51,369
Tranche B, term loan 3.557% 7/26/16 (e)	40,340	40,340
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,107	7,116
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (e)	6,482	6,311
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	5,985	6,097
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	36,000	36,360
Interactive Data Corp. Tranche B, term loan 4.75% 2/11/18 (e)	35,000	35,175
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (e)	9,625	9,601
JohnsonDiversey, Inc. Tranche B, term loan 4% 11/24/15 (e)	5,988	6,018
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	6,000	6,038
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	10,184	10,261
ServiceMaster Co.:
term loan 2.7706% 7/24/14 (e)	73,707	72,417
Tranche DD, term loan 2.72% 7/24/14 (e)	5,558	5,461
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.056% 8/4/16 (e)	2,000	2,000
Tranche B, term loan 4.75% 8/4/16 (e)	6,468	6,468
		322,591
Shipping - 0.3%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (e)	1,110	1,088
EGL term loan 3.2728% 11/4/13 (e)	1,890	1,852
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,970	2,000
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,010
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	33,017	33,390
		39,340
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Claire's Stores, Inc. term loan 3.0578% 5/29/14 (e)	$ 4,600	$ 4,347
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (e)	43,542	43,215
Tranche B2, term loan 4.8341% 7/31/16 (e)	8,596	8,649
Sally Holdings LLC Tranche B, term loan 2.46% 11/16/13 (e)	13,311	13,311
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,905	19,071
		88,593
Super Retail - 1.5%
Bass Pro Group LLC Tranche B, term loan 5.0073% 4/12/15 (e)	4,888	4,912
Dollar General Corp.:
Tranche B1, term loan 2.9853% 7/6/14 (e)	14,244	14,155
Tranche B2, term loan 2.9666% 7/6/14 (e)	10,000	9,988
Gymboree Corp. term loan 5% 2/23/18 (e)	24,938	24,969
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	39,830	39,683
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,995	6,040
Neiman Marcus Group, Inc.:
term loan 2.3095% 4/6/13 (e)	4,000	3,960
Tranche B 2LN, term loan 4.3095% 4/6/16 (e)	7,000	7,004
Oriental Trading Co., Inc. term loan 7% 2/11/17 (e)	3,000	2,948
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	39,224	39,371
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	5,000	5,038
Savers, Inc. Tranche B, term loan 4.25% 3/4/17 (e)	7,000	7,035
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	8,978	9,079
		174,182
Technology - 7.3%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (e)	74,559	72,229
Tranche B 3LN, term loan 4.8105% 10/26/17 (e)	35,914	35,061
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	24,830	25,078
CPI International, Inc. Tranche B, term loan 5% 2/11/17 (e)	5,990	6,020
Fairchild Semiconductor Corp. Tranche B, term loan 1.5% 6/26/13 (e)	2,991	2,980
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.7317% 7/18/14 (e)	$ 4,617	$ 4,617
Tranche B, term loan 5.25% 7/18/16 (e)	44,775	45,111
First Data Corp.:
term loan 4.2126% 3/24/18 (e)	14,079	13,340
Tranche B1, term loan 2.9626% 9/24/14 (e)	78,535	74,707
Tranche B2, term loan 2.9626% 9/24/14 (e)	46,841	44,558
Tranche B3, term loan 2.9626% 9/24/14 (e)	16,949	16,123
Flextronics International Ltd.:
Tranche B A1, term loan 2.4626% 10/1/14 (e)	891	883
Tranche B A2, term loan 2.4614% 10/1/14 (e)	1,370	1,358
Tranche B A3, term loan 2.4938% 10/1/14 (e)	1,599	1,585
Tranche B-A, term loan 2.4919% 10/1/14 (e)	3,099	3,072
Tranche B-B, term loan 2.4938% 10/1/12 (e)	35,632	35,499
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (e)	125,015	125,015
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,320	6,335
Itron, Inc. term loan 3.72% 4/18/14 (e)	3,892	3,911
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (e)	5,842	5,740
Tranche 2LN, term loan 6.057% 6/11/15 (e)	5,750	5,721
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	3,990	4,000
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	6,712	6,770
Microsemi Corp. Tranche B, term loan 4% 11/2/17 (e)	10,693	10,747
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	27,000	27,034
Nusil Technology LLC Tranche B, term loan 5.25% 4/7/17 (e)	4,000	4,020
NXP BV term loan 4.5% 3/4/17 (e)	48,800	49,410
Open Text Corp. term loan 2.4614% 10/2/13 (e)	5,620	5,620
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	27,000	27,203
Rovi Corp.:
Tranche A, term loan 2.82% 2/7/16 (e)	16,733	16,712
Tranche B, term loan 4% 2/7/18 (e)	11,405	11,491
Spansion, Inc. term loan 6.25% 2/9/15 (e)	4,453	4,486
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,500	9,548
SunGard Data Systems, Inc.:
term loan:
1.9793% 2/28/14 (e)	86,191	84,790
3.929% 2/28/16 (e)	23,384	23,530
Tranche B, term loan 3.7435% 2/28/14 (e)	14,072	14,177
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	$ 11,000	$ 11,138
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,553	10,560
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	6,000	6,015
Verifone, Inc. Tranche B, term loan 2.97% 10/31/13 (e)	3,938	3,878
		860,072
Telecommunications - 5.4%
Asurion Corp.:
Tranche 1LN, term loan 3.2478% 7/3/14 (e)	14,581	14,508
Tranche 2LN, term loan 6.7314% 7/3/15 (e)	17,069	17,026
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	17,660	17,969
Consolidated Communications, Inc. term loan 2.72% 12/31/14 (e)	13,068	12,872
Crown Castle International Corp. Tranche B, term loan 1.7114% 3/6/14 (e)	18,287	18,196
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	28,589	28,517
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	30,452	29,195
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	929
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (e)	84,000	82,425
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (e)	159,000	160,590
Knology, Inc. Tranche B, term loan 4% 8/18/17 (e)	10,090	10,115
Level 3 Financing, Inc. term loan:
2.5328% 3/13/14 (e)	45,000	44,438
11.5% 3/13/14 (e)	3,000	3,218
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	9,975	9,950
Tranche B, term loan:
4.071% 11/3/13 (e)	16,918	16,875
4.071% 11/3/16 (e)	14,536	14,536
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	3,990	3,990
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	33,915	34,212
Telesat Holding, Inc.:
Tranche A, term loan 3.22% 10/31/14 (e)	32,044	32,084
Tranche DD, term loan 3.22% 10/31/14 (e)	2,752	2,756
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.97% 1/7/13 (e)	$ 4,690	$ 4,672
Tranche B, term loan 3.47% 12/30/16 (e)	4,807	4,819
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	41,413	42,102
Windstream Corp.:
Tranche B1, term loan 1.7672% 7/17/13 (e)	11,618	11,589
Tranche B2, term loan 3.0172% 12/17/15 (e)	21,747	21,774
		639,357
Textiles & Apparel - 0.3%
Iconix Brand Group, Inc. term loan 2.5% 4/30/13 (e)	4,456	4,456
Levi Strauss & Co. term loan 2.4614% 4/4/14 (e)	6,000	5,880
Phillips-Van Heusen Corp.:
term loan 2.75% 1/31/16 (e)	5,000	4,988
Tranche B, term loan 3.5% 5/6/16 (e)	24,325	24,659
		39,983
TOTAL FLOATING RATE LOANS (Cost $8,544,929)		8,692,388
Corporate Bonds - 12.7%

Nonconvertible Bonds - 12.7%
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,088
ManTech International Corp. 7.25% 4/15/18	4,000	4,250
		6,338
Air Transportation - 0.1%
Continental Airlines, Inc. 3.4345% 6/2/13 (e)	3,795	3,643
Continental Airlines, Inc. 9.25% 5/10/17	2,850	2,964
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,941
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,505
		13,053
Automotive - 2.1%
Accuride Corp. 9.5% 8/1/18	1,105	1,227
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,110
10.625% 3/15/18	2,880	3,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
3.0328% 1/13/12 (e)	$ 86,750	$ 86,967
5.5595% 6/15/11 (e)	67,255	67,582
General Motors Acceptance Corp.:
2.5105% 12/1/14 (e)	40,000	38,800
6.875% 9/15/11	34,000	34,554
GMAC LLC 6% 12/15/11	2,000	2,043
Navistar International Corp. 8.25% 11/1/21	4,285	4,756
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,285
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,190
8.875% 12/1/17 (d)	2,060	2,323
		248,106
Banks & Thrifts - 1.3%
Ally Financial, Inc. 3.512% 2/11/14 (e)	49,000	49,123
Bank of America Corp. 1.6928% 1/30/14 (e)	6,500	6,610
GMAC LLC:
2.5105% 12/1/14 (e)	72,187	70,382
6% 12/15/11	2,000	2,045
6.875% 9/15/11	9,000	9,147
7% 2/1/12	10,000	10,313
		147,620
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,432
Building Materials - 0.0%
Cemex SA de CV 5.301% 9/30/15 (d)(e)	3,000	2,984
Cable TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	4,440	4,851
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,230
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,261
		25,342
Chemicals - 0.6%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,415
Lyondell Chemical Co. 11% 5/1/18	3,000	3,390
NOVA Chemicals Corp. 3.5678% 11/15/13 (e)	66,894	66,560
		74,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	$ 880	$ 994
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,075
		3,069
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,193
Berry Plastics Corp.:
5.028% 2/15/15 (e)	43,000	42,678
8.25% 11/15/15	10,000	10,650
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,276
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,400
		67,197
Diversified Financial Services - 0.9%
CIT Group, Inc.:
7% 5/1/13	4,198	4,282
7% 5/1/14	14,000	14,263
7% 5/1/15	5,000	5,075
Citigroup, Inc. 1.7328% 1/13/14 (e)	15,000	15,259
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,250
6.375% 3/25/13	12,000	12,450
Morgan Stanley 1.8738% 1/24/14 (e)	27,000	27,376
SLM Corp. 0.5738% 1/27/14 (e)	23,000	21,919
		110,874
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,747
Series B, 9.25% 12/15/17	12,485	13,890
		32,637
Electric Utilities - 0.9%
AES Corp. 7.75% 3/1/14	3,000	3,270
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,365
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,550
CMS Energy Corp.:
1.228% 1/15/13 (e)	8,000	7,960
6.3% 2/1/12	985	1,012
Energy Future Holdings Corp. 10% 1/15/20	64,320	68,983
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc. 7.375% 2/1/16	$ 7,000	$ 7,263
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	6,135
		109,708
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	6,255
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,879
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,250
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,285
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	2,933
LINN Energy LLC 8.625% 4/15/20	3,000	3,315
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,260
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,150
		29,327
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,090
Gaming - 0.1%
MGM Resorts International 9% 3/15/20	4,815	5,369
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,175
		7,544
Healthcare - 0.3%
American Renal Holdings, Inc. 8.375% 5/15/18	2,930	3,091
DaVita, Inc. 6.375% 11/1/18	3,000	3,071
Elan Finance PLC/Elan Finance Corp. 4.4355% 12/1/13 (e)	2,000	1,995
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	3,000	3,098
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,140
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,649
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,040
		37,084
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,135
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,055	2,147
Standard Pacific Corp. 8.375% 5/15/18 (d)	4,000	4,100
		9,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	$ 11,475	$ 12,623
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,294
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	26,705	28,072
Massey Energy Co. 6.875% 12/15/13	5,000	5,094
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,722
		60,805
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (d)	4,000	4,440
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,334
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0544% 8/1/14 (e)	6,000	5,775
		13,549
Publishing/Printing - 0.1%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	13,545	14,222
Services - 0.4%
ARAMARK Corp. 3.8044% 2/1/15 (e)	12,000	11,970
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(e)	9,840	10,086
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.813% 5/15/14 (e)	25,000	24,343
		46,399
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	4,140
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,505	3,790
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,156
		16,086
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,125
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,689
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,917
		6,606
Technology - 1.1%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,090
8.125% 12/15/17	4,000	4,220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	$ 7,000	$ 7,228
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,285
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,601
10.125% 3/15/18 (d)	6,000	6,772
NXP BV/NXP Funding LLC 3.028% 10/15/13 (e)	96,609	96,247
Seagate Technology International 10% 5/1/14 (d)	2,219	2,596
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,269
		134,308
Telecommunications - 2.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	15,000	16,313
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,469
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,210
8.5% 4/15/20	4,000	4,330
GeoEye, Inc. 9.625% 10/1/15	2,505	2,831
Intelsat Ltd. 11.25% 6/15/16	4,000	4,250
iPCS, Inc.:
2.4294% 5/1/13 (e)	67,852	66,156
3.5544% 5/1/14 pay-in-kind (e)	62,864	60,035
Qwest Corp.:
3.5595% 6/15/13 (e)	28,000	29,050
8.375% 5/1/16	3,000	3,570
8.875% 3/15/12	3,000	3,188
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,835
8.375% 3/15/12	19,000	20,069
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,975
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,548	5,386
		246,667
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8313% 12/15/14 (e)	22,000	21,835
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Phillips-Van Heusen Corp. 7.375% 5/15/20	$ 4,000	$ 4,310
		29,168
TOTAL CORPORATE BONDS (Cost $1,440,021)		1,501,087
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,733
Class B (a)	41,264	1,407
ION Media Networks, Inc. (a)	2,842	1,418
		6,558
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	86
Chemicals - 0.5%
LyondellBasell Industries NV Class A	1,254,792	55,838
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	347
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(h)	1,054,692	5,537
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	574
TOTAL COMMON STOCKS (Cost $46,103)		72,224
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	$ 0
Money Market Funds - 18.9%

Fidelity Cash Central Fund, 0.13% (b) (Cost $2,227,849)	2,227,848,938	2,227,849
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $7,479)	$ 7,479	7,479
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $12,266,381)		12,501,027
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(721,687)
NET ASSETS - 100%		$ 11,779,340
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,429,000 or 1.6% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,010,000 and $59,785,000, respectively. The coupon rate will be determined at time of settlement.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,537,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

*Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,479,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 3,753
Barclays Capital, Inc.	1,996
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,730
$ 7,479
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,555
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,828	$ 5,140	$ 5,537	$ 4,151
Financials	551	-	-	551
Industrials	86	86	-	-
Materials	55,838	55,838	-	-
Telecommunication Services	574	574	-	-
Utilities	347	347	-	-
Corporate Bonds	1,501,087	-	1,501,087	-
Floating Rate Loans	8,692,388	24,272	8,668,116	-
Other	-	-	-	-
Money Market Funds	2,227,849	2,227,849	-	-
Cash Equivalents	7,479	-	7,479	-
Total Investments in Securities:	$ 12,501,027	$ 2,314,106	$ 10,182,219	$ 4,702
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	381
Cost of Purchases	1,760
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,702
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 381

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $154,604,000 of which $115,547,000 and $39,057,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $7,479) - See accompanying schedule: Unaffiliated issuers (cost $10,038,532)	$ 10,273,178
Fidelity Central Funds (cost $2,227,849)	2,227,849
Total Investments (cost $12,266,381)		$ 12,501,027
Cash		38,055
Receivable for investments sold		15,329
Receivable for fund shares sold		46,900
Interest receivable		40,284
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		6
Other receivables		795
Total assets		12,642,645

Liabilities
Payable for investments purchased	$ 833,923
Payable for fund shares redeemed	15,154
Distributions payable	5,732
Accrued management fee	5,400
Distribution and service plan fees payable	1,231
Other affiliated payables	1,322
Other payables and accrued expenses	543
Total liabilities		863,305

Net Assets		$ 11,779,340
Net Assets consist of:
Paid in capital		$ 11,565,810
Undistributed net investment income		93,737
Accumulated undistributed net realized gain (loss) on investments		(114,853)
Net unrealized appreciation (depreciation) on investments		234,646
Net Assets		$ 11,779,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,865,454 ÷ 188,254 shares)	$ 9.91

Maximum offering price per share (100/97.25 of $9.91)	$ 10.19
Class T: Net Asset Value and redemption price per share ($315,905 ÷ 31,922 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Class B: Net Asset Value and offering price per share ($40,966 ÷ 4,140 shares)A	$ 9.90

Class C: Net Asset Value and offering price per share ($935,565 ÷ 94,433 shares)A	$ 9.91

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($6,317,311 ÷ 638,293 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,304,139 ÷ 232,971 shares)	$ 9.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011

Investment Income
Interest		$ 193,881
Income from Fidelity Central Funds		1,555
Total income		195,436

Expenses
Management fee	$ 26,090
Transfer agent fees	6,090
Distribution and service plan fees	6,223
Accounting fees and expenses	770
Custodian fees and expenses	78
Independent trustees' compensation	21
Registration fees	990
Audit	80
Legal	32
Miscellaneous	36
Total expenses before reductions	40,410
Expense reductions	(7)	40,403
Net investment income (loss)		155,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,435
Change in net unrealized appreciation (depreciation) on investment securities		60,386
Net gain (loss)		102,821
Net increase (decrease) in net assets resulting from operations		$ 257,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 155,033	$ 218,011
Net realized gain (loss)	42,435	43,608
Change in net unrealized appreciation (depreciation)	60,386	172,072
Net increase (decrease) in net assets resulting from operations	257,854	433,691
Distributions to shareholders from net investment income	(153,583)	(160,228)
Distributions to shareholders from net realized gain	-	(20,518)
Total distributions	(153,583)	(180,746)
Share transactions - net increase (decrease)	4,999,637	2,557,736
Redemption fees	530	720
Total increase (decrease) in net assets	5,104,438	2,811,401

Net Assets
Beginning of period	6,674,902	3,863,501
End of period (including undistributed net investment income of $93,737 and undistributed net investment income of $92,287, respectively)	$ 11,779,340	$ 6,674,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.158	.391	.354	.476	.621	.571
Net realized and unrealized gain (loss)	.130	.425	1.232	(1.779)	(.196)	(.022)
Total from investment operations	.288	.816	1.586	(1.303)	.425	.549
Distributions from net investment income	(.169)	(.287)	(.278)	(.448)	(.625)	(.560)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.169)	(.337)	(.278)	(.448)	(.627)	(.560)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.91	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Total Return B, C, D	2.98%	8.96%	20.31%	(13.87)%	4.40%	5.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.04%	1.06%	1.02%	1.05%
Net investment income (loss)	3.25% A	4.11%	4.09%	5.13%	6.28%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,865	$ 1,064	$ 518	$ 192	$ 257	$ 285
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.157	.391	.349	.481	.621	.564
Net realized and unrealized gain (loss)	.140	.416	1.228	(1.762)	(.206)	(.022)
Total from investment operations	.297	.807	1.577	(1.281)	.415	.542
Distributions from net investment income	(.168)	(.288)	(.279)	(.450)	(.625)	(.553)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.168)	(.338)	(.279)	(.450)	(.627)	(.553)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Total Return B, C, D	3.07%	8.87%	20.20%	(13.66)%	4.30%	5.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.03%	1.02%	1.11%
Net investment income (loss)	3.23% A	4.12%	4.10%	5.16%	6.28%	5.67%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 242	$ 143	$ 134	$ 309	$ 472
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.133	.341	.305	.432	.569	.513
Net realized and unrealized gain (loss)	.139	.416	1.238	(1.771)	(.206)	(.022)
Total from investment operations	.272	.757	1.543	(1.339)	.363	.491
Distributions from net investment income	(.143)	(.238)	(.235)	(.402)	(.573)	(.502)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.143)	(.288)	(.235)	(.402)	(.575)	(.502)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Total Return B, C, D	2.81%	8.30%	19.74%	(14.21)%	3.76%	5.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.56%	1.56%	1.55%	1.63%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.55%	1.63%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.55%	1.55%	1.62%
Net investment income (loss)	2.73% A	3.59%	3.59%	4.64%	5.75%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 43	$ 44	$ 42	$ 100	$ 143
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.122	.321	.288	.408	.553	.508
Net realized and unrealized gain (loss)	.139	.415	1.235	(1.770)	(.207)	(.022)
Total from investment operations	.261	.736	1.523	(1.362)	.346	.486
Distributions from net investment income	(.132)	(.217)	(.215)	(.379)	(.556)	(.497)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.132)	(.267)	(.215)	(.379)	(.558)	(.497)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.91	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Total Return B, C, D	2.70%	8.05%	19.43%	(14.41)%	3.58%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of fee waivers, if any	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of all reductions	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Net investment income (loss)	2.50% A	3.38%	3.35%	4.39%	5.59%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 622	$ 335	$ 199	$ 345	$ 450
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.172	.418	.377	.508	.650	.593
Net realized and unrealized gain (loss)	.140	.417	1.225	(1.771)	(.196)	(.021)
Total from investment operations	.312	.835	1.602	(1.263)	.454	.572
Distributions from net investment income	(.183)	(.316)	(.304)	(.478)	(.654)	(.583)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.183)	(.366)	(.304)	(.478)	(.656)	(.583)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Total Return B, C	3.23%	9.18%	20.55%	(13.49)%	4.72%	5.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.75%	.73%	.73%	.81%
Expenses net of fee waivers, if any	.73% A	.73%	.75%	.73%	.73%	.81%
Expenses net of all reductions	.73% A	.73%	.75%	.73%	.72%	.81%
Net investment income (loss)	3.54% A	4.41%	4.39%	5.46%	6.58%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 6,317	$ 3,566	$ 2,354	$ 1,292	$ 2,679	$ 2,989
Portfolio turnover rate F	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.171	.415	.379	.503	.647	.591
Net realized and unrealized gain (loss)	.130	.427	1.221	(1.769)	(.206)	(.021)
Total from investment operations	.301	.842	1.600	(1.266)	.441	.570
Distributions from net investment income	(.182)	(.313)	(.302)	(.475)	(.651)	(.581)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.182)	(.363)	(.302)	(.475)	(.653)	(.581)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.89	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Total Return B, C	3.11%	9.27%	20.54%	(13.54)%	4.58%	5.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.77%	.77%	.76%	.84%
Expenses net of fee waivers, if any	.76% A	.76%	.77%	.77%	.76%	.84%
Expenses net of all reductions	.76% A	.76%	.77%	.76%	.76%	.83%
Net investment income (loss)	3.51% A	4.38%	4.36%	5.43%	6.55%	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,304	$ 1,138	$ 469	$ 138	$ 207	$ 275
Portfolio turnover rate F	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 342,942
Gross unrealized depreciation	(35,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 307,217
Tax cost	$ 12,193,810

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $6,129,805 and $2,238,026, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,818	$ 187
Class T	-%	.25%	352	14
Class B	.55%	.15%	147	116
Class C	.75%	.25%	3,906	2,129
			$ 6,223	$ 2,446

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% or .50% for certain purchases of Class A shares (1.00% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 254
Class T	39
Class B*	27
Class C*	90
$ 410

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,105.15
Class T	245.18
Class B	47.23
Class C	572.15
Fidelity Floating Rate High Income Fund	2,868.12
Institutional Class	1,253.15
	$ 6,090

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,850. The weighted average interest rate was .58%. The interest expense amounted to three hundred fifty-two dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 23,252	$ 23,450
Class T	4,680	5,386
Class B	609	1,129
Class C	9,862	10,682
Fidelity Floating Rate High Income Fund	86,378	95,016
Institutional Class	28,802	24,565
Total	$ 153,583	$ 160,228
From net realized gain
Class A	$ -	$ 2,787
Class T	-	742
Class B	-	234
Class C	-	1,822
Fidelity Floating Rate High Income Fund	-	12,502
Institutional Class	-	2,431
Total	$ -	$ 20,518

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	96,777	81,725	$ 955,051	$ 779,901
Reinvestment of distributions	1,805	2,275	17,782	21,629
Shares redeemed	(19,008)	(30,931)	(187,520)	(294,118)
Net increase (decrease)	79,574	53,069	$ 785,313	$ 507,412

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	9,623	14,246	$ 94,723	$ 135,056
Reinvestment of distributions	396	545	3,895	5,173
Shares redeemed	(2,900)	(5,379)	(28,569)	(50,997)
Net increase (decrease)	7,119	9,412	$ 70,049	$ 89,232
Class B
Shares sold	644	1,770	$ 6,339	$ 16,858
Reinvestment of distributions	44	108	432	1,018
Shares redeemed	(979)	(2,210)	(9,630)	(21,009)
Net increase (decrease)	(291)	(332)	$ (2,859)	$ (3,133)
Class C
Shares sold	36,538	37,058	$ 360,343	$ 353,406
Reinvestment of distributions	678	896	6,671	8,502
Shares redeemed	(6,307)	(10,394)	(62,216)	(98,760)
Net increase (decrease)	30,909	27,560	$ 304,798	$ 263,148
Fidelity Floating Rate High Income Fund
Shares sold	336,041	211,892	$ 3,311,383	$ 2,019,775
Reinvestment of distributions	7,310	9,543	71,924	90,556
Shares redeemed	(69,940)	(109,667)	(688,882)	(1,040,316)
Net increase (decrease)	273,411	111,768	$ 2,694,425	$ 1,070,015
Institutional Class
Shares sold	133,327	93,750	$ 1,313,664	$ 894,344
Reinvestment of distributions	1,463	1,549	14,391	14,718
Shares redeemed	(18,286)	(29,322)	(180,144)	(278,000)
Net increase (decrease)	116,504	65,977	$ 1,147,911	$ 631,062

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFRI-USAN-0611
1.784878.108

Fidelity®

Floating Rate High Income

Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.02%
Actual		$ 1,000.00	$ 1,029.80	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.04%
Actual		$ 1,000.00	$ 1,030.70	$ 5.24
Hypothetical A		$ 1,000.00	$ 1,019.64	$ 5.21
Class B	1.55%
Actual		$ 1,000.00	$ 1,028.10	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.77%
Actual		$ 1,000.00	$ 1,027.00	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Fidelity Floating Rate High Income Fund	.73%
Actual		$ 1,000.00	$ 1,032.30	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,031.10	$ 3.83
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.5	3.3
Community Health Systems, Inc.	2.7	2.8
Charter Communications Operating LLC	2.2	2.5
Univision Communications, Inc.	1.8	1.6
VNU, Inc.	1.7	1.3
	11.9
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	14.3	13.8
Technology	8.4	6.0
Telecommunications	7.5	9.1
Cable TV	5.9	5.1
Electric Utilities	5.7	8.4
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.4%	AAA,AA,A 0.0%
BBB 4.2%	BBB 5.6%
BB 37.6%	BB 34.3%
B 30.5%	B 26.7%
CCC,CC,C 2.3%	CCC,CC,C 2.8%
D† 0.0%	D† 0.0%
Not Rated 11.4%	Not Rated 22.0%
Equities 0.7%	Equities 0.8%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 7.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody®'s ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Floating Rate Loans 73.7%		Floating Rate Loans 75.8%
	Nonconvertible Bonds 12.7%		Nonconvertible Bonds 15.5%
	Convertible Bonds 0.0%		Convertible Bonds† 0.0%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Common Stocks 0.7%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets 12.9%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	7.0%	** Foreign investments	7.6%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Floating Rate Loans - 73.7% (g)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (e)	$ 17,502	$ 17,578
Sequa Corp. term loan 3.5038% 12/3/14 (e)	49,990	49,490
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5308% 9/30/16 (e)	18,155	18,110
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	66,974	67,393
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	8,575	8,661
		161,232
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	4,000	3,930
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	3,343	3,242
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	13,777	13,432
US Airways Group, Inc. term loan 2.7126% 3/23/14 (e)	34,230	31,620
		52,224
Automotive - 2.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (e)	49,915	48,667
Tranche C, term loan 2.1509% 12/27/15 (e)	25,467	24,703
Ford Motor Co.:
term loan 2.97% 12/15/13 (e)	138,179	138,179
Tranche B 2LN, term loan 2.97% 12/15/13 (e)	4,985	4,991
Tenneco, Inc.:
Credit-Linked Deposit 5.243% 3/16/14 (e)	15,750	15,829
Tranche B, term loan 4.807% 6/3/16 (e)	11,910	11,970
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (e)	61,500	59,963
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,379	6,427
		310,729
Broadcasting - 4.2%
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	11,583	11,583
Clear Channel Capital I LLC Tranche B, term loan 3.8614% 1/29/16 (e)	57,285	50,984
Clear Channel Communications, Inc. Tranche A, term loan 3.6114% 7/30/14 (e)	2,892	2,737
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (e)	$ 2,363	$ 2,351
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,352	8,384
Raycom Media, Inc. Tranche B, term loan 1.75% 6/25/14 (e)	6,382	6,206
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,906	4,931
Univision Communications, Inc.:
term loan 4.4614% 3/31/17 (e)	128,205	125,320
Tranche 1LN, term loan 2.2114% 9/29/14 (e)	80,476	78,866
VNU, Inc.:
term loan 2.2314% 8/9/13 (e)	73,855	73,671
Tranche B, term loan 3.9814% 5/1/16 (e)	41,695	41,955
Tranche C, term loan 3.7314% 5/1/16 (e)	84,713	84,713
		491,701
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	16,355	16,437
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,890	22,054
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,664
Nortek, Inc. Tranche B, term loan 5.25% 4/25/17 (e)	14,685	14,758
		56,913
Cable TV - 5.7%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 4% 3/8/16 (e)	6,811	6,836
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	42,893	43,321
CCO Holdings, LLC Tranche 3LN, term loan 2.7114% 9/6/14 (e)	33,000	32,588
Cequel Communications LLC Tranche 1LN, term loan 2.2355% 11/5/13 (e)	52,437	52,243
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	3,157	3,220
Tranche B 1LN, term loan 2.22% 3/6/14 (e)	134,675	134,675
Tranche C, term loan 3.56% 9/6/16 (e)	127,229	127,865
CSC Holdings, Inc.:
Tranche B, term loan 2.059% 3/31/13 (e)	28,867	28,832
Tranche B2, term loan 3.559% 3/29/16 (e)	24,838	24,994
Tranche B3, term loan 3.309% 3/29/16 (e)	69,337	69,601
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC Tranche B, term loan 2.0215% 4/6/14 (e)	$ 26,641	$ 26,375
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,858	18,716
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,955	2,955
Tranche E, term loan 4.5% 10/23/17 (e)	5,955	5,836
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (e)	4,609	4,540
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	54,262	54,804
UPC Broadband Holding BV:
Tranche N1, term loan 1.9938% 12/31/14 (e)	5,000	4,988
Tranche T, term loan 3.7438% 12/31/16 (e)	9,998	10,023
Tranche X, term loan 3.7438% 12/31/17 (e)	18,942	18,990
WideOpenWest Finance LLC Tranche A, term loan 6.7482% 6/28/14 (e)	4,967	4,967
		676,369
Capital Goods - 1.2%
Bucyrus International, Inc.:
Tranche B, term loan 3.2383% 5/4/14 (e)	11,906	11,906
Tranche C, term loan 4.25% 2/19/16 (e)	20,794	20,898
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	7,955	8,035
Rexnord Corp.:
Tranche B A0, term loan 2.5% 7/19/13 (e)	3,309	3,267
Tranche B, term loan 2.7906% 7/19/13 (e)	12,325	12,232
Sensata Technologies BV term loan 2.0227% 4/27/13 (e)	15,868	15,828
SRAM LLC term loan 5.0099% 4/30/15 (e)	1,386	1,386
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (e)	5,772	5,772
Tranche B, term loan 4.25% 9/21/16 (e)	57,348	57,993
		137,317
Chemicals - 3.2%
Arizona Chemical term loan 4.75% 11/19/16 (e)	8,728	8,804
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7435% 4/2/13 (e)	45,781	45,666
term loan 1.803% 4/2/14 (e)	4,000	4,010
Tranche C, term loan 3.303% 10/31/16 (e)	35,088	35,352
Chemtura Corp. term loan 5.5% 8/27/16 (e)	17,000	17,170
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Edwards Ltd. Tranche B, term loan 5.5% 5/31/16 (e)	$ 2,993	$ 3,000
General Chemical Corp. Tranche B, term loan 5.0016% 10/6/15 (e)	4,987	5,006
Hexion Specialty Chemicals, Inc. term loan 2.5625% 5/5/13 (e)	2,987	2,972
Huntsman International LLC:
Tranche B, term loan:
1.7423% 4/19/14 (e)	36,097	35,555
2.7728% 4/19/17 (e)	4,000	3,970
Tranche C, term loan 2.5059% 6/30/16 (e)	2,000	1,980
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,122	11,484
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,294	12,694
MacDermid, Inc. Tranche B, term loan 2.2114% 4/12/14 (e)	1,831	1,814
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.557% 5/15/14 (e)	7,974	7,954
Tranche 2LN, term loan 6.057% 11/18/14 (e)	3,000	3,000
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (e)	28,859	28,859
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	15,427	15,582
Tranche C, term loan 1.9614% 5/13/16 (e)	3,975	3,965
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	5,985	6,052
Polypore, Inc. Tranche B, term loan 2.22% 7/3/14 (e)	1,833	1,810
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (e)	27,649	27,788
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (e)	40,701	40,955
Styron Corp. Tranche B, term loan 6% 8/2/17 (e)	27,930	28,244
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	11,970	12,075
Univar NV Tranche B, term loan 5% 6/30/17 (e)	13,965	14,070
		379,831
Consumer Products - 1.5%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,980	4,000
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (e)	6,983	7,035
Jarden Corp. Tranche B, term loan 3.2423% 3/31/18 (e)	17,000	17,234
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	$ 34,913	$ 35,174
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,900	9,925
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (e)	89,570	89,906
Spectrum Brands, Inc. Tranche B, term loan 4.9863% 6/17/16 (e)	7,988	8,037
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	6,973	6,964
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (e)	1,857	1,852
		180,127
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	23,094	23,238
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,714
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (e)	7,870	7,574
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	10,583	10,636
Crown Holdings, Inc.:
term loan B 1.97% 11/15/12 (e)	6,231	6,239
Tranche B, term loan 1.97% 11/15/12 (e)	5,195	5,202
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,980	2,000
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	18,920	19,086
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7188% 6/14/13 (e)	25,849	25,849
		109,538
Diversified Financial Services - 1.8%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (e)	8,880	8,980
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	22,813	23,155
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,815	9,889
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (e)	25,217	25,437
Tranche 2 LN, term loan 8.25% 11/3/17 (e)	3,905	3,968
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	$ 19,763	$ 19,813
Tranche 2LN, term loan 7% 3/17/16 (e)	14,165	14,306
MoneyGram International, Inc. Tranche B, term loan 4.5% 10/15/17 (e)	7,000	7,062
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (e)	33,420	33,838
Nuveen Investments, Inc. term loan:
3.2924% 11/13/14 (e)	15,015	14,565
5.7935% 5/31/17 (e)	10,028	10,066
Open Link Financial, Inc. Tranche B, term loan 5.25% 4/27/18 (e)	5,000	4,982
RBS WorldPay Tranche B, term loan 6.25% 10/13/17 (e)	10,000	10,088
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	25,820	26,014
		212,163
Diversified Media - 0.2%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (e)	1,990	1,701
Autotrader.com, Inc. Tranche B, term loan 4.75% 12/15/16 (e)	3,970	4,000
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	20,473	20,473
		26,174
Electric Utilities - 4.8%
AES Corp. term loan 2.8588% 8/10/11 (e)	20,732	20,732
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.06% 8/23/13 (e)	9,000	8,967
BRSP LLC term loan 7.5% 6/24/14 (e)	13,021	13,103
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	78,000	78,585
Covanta Energy Corp.:
Credit-Linked Deposit 1.803% 2/9/14 (e)	4,658	4,629
term loan 1.8125% 2/9/14 (e)	9,084	9,027
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4% 4/2/13 (e)	101,326	100,820
Tranche B, term loan 4.03% 4/2/13 (e)	7,548	7,510
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	43,780	44,218
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (e)	182	168
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	9,171	9,057
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.71% 5/8/15 (e)	$ 558	$ 557
Tranche DD, term loan 3.71% 5/8/15 (e)	2,232	2,226
NRG Energy, Inc.:
Credit-Linked Deposit:
2.057% 2/1/13 (e)	5,380	5,340
3.557% 8/1/15 (e)	29,097	29,097
term loan:
2.057% 2/1/13 (e)	11,723	11,723
3.5018% 8/1/15 (e)	29,565	29,860
NSG Holdings LLC:
Credit-Linked Deposit 1.8095% 6/15/14 (e)	247	240
Tranche B, term loan 1.8095% 6/15/14 (e)	669	649
Puget Energy, Inc. term loan 2.2114% 2/6/14 (e)	19,412	19,339
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.307% 12/15/11 (e)	793	787
Credit-Linked Deposit 2.307% 12/15/13 (e)	3,137	3,114
Tranche 1LN, term loan 2.307% 12/15/13 (e)	6,842	6,791
Tranche 2LN, term loan 4.557% 12/15/14 (e)	30,143	28,824
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7318% 10/10/14 (e)	143,225	121,025
4.7318% 10/10/17 (e)	3,000	2,404
		564,372
Energy - 0.2%
Alon USA, Inc. term loan 2.5307% 8/4/13 (e)	1,852	1,648
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (e)	4,987	4,779
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	1,173	1,194
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,273	1,278
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	11,000	11,083
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	8,880	8,902
		28,884
Entertainment/Film - 0.2%
Regal Cinemas Corp. Tranche B, term loan 3.557% 8/23/17 (e)	28,416	28,452
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.1%
Darling International, Inc. Tranche B, term loan 5% 12/17/16 (e)	$ 1,455	$ 1,459
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	2,935	2,953
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2299% 3/30/14 (e)	452	426
Waste Industries USA, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	5,000	5,044
		9,882
Food & Drug Retail - 0.9%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	30,750	30,788
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	19,719	19,670
Tranche ABL, term loan 1.977% 6/4/14 (e)	19,621	18,885
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/5/18 (e)	26,625	26,625
Tranche B2, term loan 3.4614% 10/5/15 (e)	6,164	6,164
		102,132
Food/Beverage/Tobacco - 1.3%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5024% 2/11/16 (e)	7,568	7,615
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (e)	22,374	22,374
Tranche B, term loan 3% 6/5/15 (e)	8,803	8,825
Dean Foods Co. Tranche B, term loan:
3.56% 4/2/16 (e)	19,725	19,429
3.7582% 4/2/17 (e)	7,940	7,861
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	25,000	25,063
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.5% 3/2/17 (e)	1,918	1,933
Tranche C 1LN, term loan 5.2234% 3/2/17 (e)	4,764	4,800
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (e)	12,519	12,660
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	21,000	21,158
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (e)	8,325	8,470
U.S. Foodservice Tranche B, term loan 2.71% 7/3/14 (e)	10,254	9,908
		150,096
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 1.9%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (e)	$ 22,000	$ 22,193
Boyd Gaming Corp. Tranche A, term loan 3.7114% 12/31/15 (e)	5,925	5,807
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,197	1,188
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (e)	7,425	7,462
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2738% 1/28/15 (e)	6,688	6,270
Tranche B2, term loan 3.2548% 1/28/15 (e)	8,890	8,335
Tranche B3, term loan 3.2737% 1/28/15 (e)	8,725	8,179
Tranche B4, term loan 9.5% 10/31/16 (e)	1,975	2,096
Las Vegas Sands Corp. term loan 3% 11/23/15 (e)	6,940	6,827
Las Vegas Sands LLC:
term loan 2% 5/23/14 (e)	7,248	7,139
Tranche B, term loan:
2% 5/23/14 (e)	35,488	34,867
3% 11/23/16 (e)	8,301	8,167
Tranche I, term loan 3% 11/23/16 (e)	1,668	1,633
Motor City Casino Tranche B, term loan 7% 3/1/17 (e)	7,000	7,097
Penn National Gaming, Inc. Tranche B, term loan 1.9934% 10/3/12 (e)	37,702	37,655
Venetian Macau Ltd.:
Tranche B, term loan 4.72% 5/26/13 (e)	21,055	21,081
Tranche DD, term loan 4.72% 5/26/12 (e)	14,831	14,831
Venetian Macau US Finance, Inc. Tranche B, term loan 4.72% 5/25/13 (e)	21,465	21,492
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.095% 8/15/13 (e)	2,313	2,313
		224,632
Healthcare - 14.0%
Bausch & Lomb, Inc. term loan:
3.4614% 4/26/15 (e)	14,755	14,736
3.5355% 4/26/15 (e)	61,551	61,474
Biomet, Inc. term loan 3.2814% 3/25/15 (e)	32,691	32,652
Carestream Health, Inc. term loan 5% 2/25/17 (e)	3,000	2,753
Community Health Systems, Inc.:
term loan 3.8105% 1/25/17 (e)	51,034	50,396
Tranche B, term loan 2.5605% 7/25/14 (e)	268,462	262,422
Tranche DD, term loan 2.5605% 7/25/14 (e)	13,885	13,572
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	$ 7,980	$ 8,000
DaVita, Inc.:
Tranche A, term loan 2.97% 10/20/15 (e)	36,044	36,134
Tranche B, term loan 4.5% 10/20/16 (e)	79,296	80,089
Drumm Investors LLC Tranche B, term loan 5% 4/26/18 (e)	68,000	66,810
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,980	4,005
Emergency Medical Services Corp.:
term loan:
3/4/12	11,000	10,918
3.2159% 4/8/15 (e)	4,875	4,899
Tranche B, term loan 5.25% 5/26/18 (e)	32,000	32,120
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.682% 3/31/13 (e)	48,061	47,941
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	35,705	35,929
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	21,998	22,135
Grifols SA Tranche B, term loan 10/1/16	42,000	42,315
Hanger Orthopedic Group, Inc. Tranche C, term loan 4% 12/1/16 (e)	9,975	10,000
HCA, Inc.:
Tranche A, term loan 1.557% 11/17/12 (e)	14,000	13,965
Tranche B, term loan 2.557% 11/17/13 (e)	316,607	315,790
Tranche B2, term loan 3.557% 3/31/17 (e)	80,286	80,391
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	24,000	23,940
Health Management Associates, Inc. Tranche B, term loan 2.057% 2/28/14 (e)	41,914	41,235
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,868	1,884
IASIS Healthcare Corp.:
Credit-Linked Deposit 2.2126% 3/15/14 (e)	1,599	1,599
term loan 2.2114% 3/15/14 (e)	16,841	16,841
Tranche DD, term loan 2.2114% 3/15/14 (e)	5,832	5,832
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (e)	60,240	59,939
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2253% 6/26/14 (e)	20,789	20,530
Tranche 2LN, term loan 4.4614% 6/26/15 (e)	4,500	4,466
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
LifePoint Hospitals, Inc. Tranche B, term loan 3.07% 4/15/15 (e)	$ 12,000	$ 12,060
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (e)	10,579	10,632
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,728	2,769
PTS Acquisition Corp. term loan 2.4614% 4/10/14 (e)	1,771	1,722
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	18,713	18,947
Rural/Metro Corp. term loan 6% 11/18/16 (e)	9,476	9,476
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5393% 6/15/14 (e)	3,990	3,920
Tranche 2LN, term loan 6.0605% 6/15/15 (e)	3,000	2,963
Tranche B, term loan 4.0605% 6/15/14 (e)	4,856	4,807
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,900	9,900
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (e)	6,844	6,862
Team Health, Inc. term loan 2.308% 11/22/12 (e)	10,046	10,046
Universal Health Services, Inc.:
term loan 4% 11/15/16 (e)	57,331	57,618
Tranche A, term loan 2.5595% 11/15/15 (e)	6,708	6,708
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	21,328	21,328
VWR Funding, Inc. term loan 2.7114% 6/29/14 (e)	34,582	33,890
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	12,000	12,076
		1,651,436
Homebuilders/Real Estate - 1.5%
Capital Automotive LP term loan 5% 3/11/17 (e)	17,874	17,784
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.2314% 11/9/15 (e)	7,600	7,600
Tranche B, term loan 3.4814% 11/9/16 (e)	22,246	22,274
CB Richard Ellis Services, Inc.:
Tranche C, term loan 1.625% 3/4/18 (e)(f)	41,010	40,856
Tranche D, term loan 1.75% 9/4/19 (e)(f)	23,000	22,914
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,693	3,703
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (e)	5,928	5,691
Tranche B, term loan 3.3115% 10/10/13 (e)	48,878	46,923
Tranche DD, term loan 3.3115% 10/10/13 (e)	12,291	11,799
		179,544
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (e)	$ 12,133	$ 12,224
USI Holdings Corp. Tranche B, term loan 2.72% 5/4/14 (e)	6,962	6,857
		19,081
Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,973	2,973
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	13,521	13,623
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	41,929	42,244
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	12,675	12,770
Town Sports International LLC term loan 4% 2/27/14 (e)	2,639	2,620
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	25,823	25,953
		100,183
Metals/Mining - 1.7%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/19/17 (e)	6,000	6,045
Compass Minerals:
Tranche B, term loan 1.7498% 12/22/12 (e)	1,981	1,981
Tranche C, term loan 3.002% 1/15/16 (e)	11,898	11,928
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	7,000	7,053
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	67,830	68,427
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8016% 5/8/16 (e)	15,517	15,576
Walter Energy, Inc.:
Tranche A, term loan 3.2443% 4/1/16 (e)	11,000	11,041
Tranche B, term loan 4% 3/4/18 (e)	81,795	82,408
		204,459
Paper - 1.6%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3094% 12/20/12 (e)	44,671	44,671
Tranche B, term loan 2.307% 12/20/12 (e)	14,078	14,078
Tranche C, term loan 3.5585% 12/23/14 (e)	3,969	3,979
Graphic Packaging International, Inc. Tranche B, term loan 2.2878% 5/16/14 (e)	12,022	12,007
Rock-Tenn Co.:
Tranche A, term loan 4/1/16	13,000	12,951
Tranche B, term loan 4/1/18	55,695	55,973
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	$ 42,830	$ 42,777
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	249
		186,685
Publishing/Printing - 0.7%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	4,988	5,044
Dex Media East LLC term loan 2.8014% 10/24/14 (e)	10,814	8,570
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,149	1,923
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,990	2,012
Houghton International, Inc. Tranche B 1LN, term loan 6.75% 1/31/16 (e)	6,970	7,022
Newsday LLC term loan 10.5% 8/1/13	3,000	3,191
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,895	13,860
Thomson Learning Tranche B, term loan 2.46% 7/5/14 (e)	42,377	40,788
		82,410
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0351% 4/28/13 (e)	31,265	31,265
Tranche C, term loan 1.7916% 4/28/13 (e)	12,513	12,497
		43,762
Restaurants - 1.3%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	47,880	47,581
CDW Corp. Tranche B, term loan:
3.9711% 10/10/14 (e)	13,266	13,266
4.5% 7/15/17 (e)	23,658	23,688
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (e)	5,354	5,415
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (e)	17,806	17,984
Dunkin Brands, Inc. Tranche B 1LN, term loan 4.25% 11/23/17 (e)	34,913	35,131
Landry's Restaurants, Inc. Tranche B, term loan 6.25% 12/1/14 (e)	6,965	6,991
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (e)	336	330
term loan 2.5% 6/14/14 (e)	3,823	3,751
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	3,772	3,805
		157,942
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - 2.7%
Acosta, Inc. Tranche B, term loan 4.75% 3/1/18 (e)	$ 7,000	$ 7,044
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (e)	7,500	7,528
ARAMARK Corp.:
Credit-Linked Deposit 2.1185% 1/26/14 (e)	4,377	4,334
Credit-Linked Deposit 3.4935% 7/26/16 (e)	2,653	2,653
term loan 2.182% 1/26/14 (e)	51,888	51,369
Tranche B, term loan 3.557% 7/26/16 (e)	40,340	40,340
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,107	7,116
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (e)	6,482	6,311
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	5,985	6,097
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	36,000	36,360
Interactive Data Corp. Tranche B, term loan 4.75% 2/11/18 (e)	35,000	35,175
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (e)	9,625	9,601
JohnsonDiversey, Inc. Tranche B, term loan 4% 11/24/15 (e)	5,988	6,018
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	6,000	6,038
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	10,184	10,261
ServiceMaster Co.:
term loan 2.7706% 7/24/14 (e)	73,707	72,417
Tranche DD, term loan 2.72% 7/24/14 (e)	5,558	5,461
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.056% 8/4/16 (e)	2,000	2,000
Tranche B, term loan 4.75% 8/4/16 (e)	6,468	6,468
		322,591
Shipping - 0.3%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (e)	1,110	1,088
EGL term loan 3.2728% 11/4/13 (e)	1,890	1,852
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,970	2,000
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,010
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	33,017	33,390
		39,340
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Claire's Stores, Inc. term loan 3.0578% 5/29/14 (e)	$ 4,600	$ 4,347
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (e)	43,542	43,215
Tranche B2, term loan 4.8341% 7/31/16 (e)	8,596	8,649
Sally Holdings LLC Tranche B, term loan 2.46% 11/16/13 (e)	13,311	13,311
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,905	19,071
		88,593
Super Retail - 1.5%
Bass Pro Group LLC Tranche B, term loan 5.0073% 4/12/15 (e)	4,888	4,912
Dollar General Corp.:
Tranche B1, term loan 2.9853% 7/6/14 (e)	14,244	14,155
Tranche B2, term loan 2.9666% 7/6/14 (e)	10,000	9,988
Gymboree Corp. term loan 5% 2/23/18 (e)	24,938	24,969
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	39,830	39,683
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,995	6,040
Neiman Marcus Group, Inc.:
term loan 2.3095% 4/6/13 (e)	4,000	3,960
Tranche B 2LN, term loan 4.3095% 4/6/16 (e)	7,000	7,004
Oriental Trading Co., Inc. term loan 7% 2/11/17 (e)	3,000	2,948
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	39,224	39,371
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	5,000	5,038
Savers, Inc. Tranche B, term loan 4.25% 3/4/17 (e)	7,000	7,035
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	8,978	9,079
		174,182
Technology - 7.3%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (e)	74,559	72,229
Tranche B 3LN, term loan 4.8105% 10/26/17 (e)	35,914	35,061
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	24,830	25,078
CPI International, Inc. Tranche B, term loan 5% 2/11/17 (e)	5,990	6,020
Fairchild Semiconductor Corp. Tranche B, term loan 1.5% 6/26/13 (e)	2,991	2,980
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.7317% 7/18/14 (e)	$ 4,617	$ 4,617
Tranche B, term loan 5.25% 7/18/16 (e)	44,775	45,111
First Data Corp.:
term loan 4.2126% 3/24/18 (e)	14,079	13,340
Tranche B1, term loan 2.9626% 9/24/14 (e)	78,535	74,707
Tranche B2, term loan 2.9626% 9/24/14 (e)	46,841	44,558
Tranche B3, term loan 2.9626% 9/24/14 (e)	16,949	16,123
Flextronics International Ltd.:
Tranche B A1, term loan 2.4626% 10/1/14 (e)	891	883
Tranche B A2, term loan 2.4614% 10/1/14 (e)	1,370	1,358
Tranche B A3, term loan 2.4938% 10/1/14 (e)	1,599	1,585
Tranche B-A, term loan 2.4919% 10/1/14 (e)	3,099	3,072
Tranche B-B, term loan 2.4938% 10/1/12 (e)	35,632	35,499
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (e)	125,015	125,015
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,320	6,335
Itron, Inc. term loan 3.72% 4/18/14 (e)	3,892	3,911
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (e)	5,842	5,740
Tranche 2LN, term loan 6.057% 6/11/15 (e)	5,750	5,721
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	3,990	4,000
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	6,712	6,770
Microsemi Corp. Tranche B, term loan 4% 11/2/17 (e)	10,693	10,747
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	27,000	27,034
Nusil Technology LLC Tranche B, term loan 5.25% 4/7/17 (e)	4,000	4,020
NXP BV term loan 4.5% 3/4/17 (e)	48,800	49,410
Open Text Corp. term loan 2.4614% 10/2/13 (e)	5,620	5,620
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	27,000	27,203
Rovi Corp.:
Tranche A, term loan 2.82% 2/7/16 (e)	16,733	16,712
Tranche B, term loan 4% 2/7/18 (e)	11,405	11,491
Spansion, Inc. term loan 6.25% 2/9/15 (e)	4,453	4,486
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,500	9,548
SunGard Data Systems, Inc.:
term loan:
1.9793% 2/28/14 (e)	86,191	84,790
3.929% 2/28/16 (e)	23,384	23,530
Tranche B, term loan 3.7435% 2/28/14 (e)	14,072	14,177
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	$ 11,000	$ 11,138
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,553	10,560
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	6,000	6,015
Verifone, Inc. Tranche B, term loan 2.97% 10/31/13 (e)	3,938	3,878
		860,072
Telecommunications - 5.4%
Asurion Corp.:
Tranche 1LN, term loan 3.2478% 7/3/14 (e)	14,581	14,508
Tranche 2LN, term loan 6.7314% 7/3/15 (e)	17,069	17,026
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	17,660	17,969
Consolidated Communications, Inc. term loan 2.72% 12/31/14 (e)	13,068	12,872
Crown Castle International Corp. Tranche B, term loan 1.7114% 3/6/14 (e)	18,287	18,196
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	28,589	28,517
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	30,452	29,195
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	929
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (e)	84,000	82,425
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (e)	159,000	160,590
Knology, Inc. Tranche B, term loan 4% 8/18/17 (e)	10,090	10,115
Level 3 Financing, Inc. term loan:
2.5328% 3/13/14 (e)	45,000	44,438
11.5% 3/13/14 (e)	3,000	3,218
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	9,975	9,950
Tranche B, term loan:
4.071% 11/3/13 (e)	16,918	16,875
4.071% 11/3/16 (e)	14,536	14,536
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	3,990	3,990
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	33,915	34,212
Telesat Holding, Inc.:
Tranche A, term loan 3.22% 10/31/14 (e)	32,044	32,084
Tranche DD, term loan 3.22% 10/31/14 (e)	2,752	2,756
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.97% 1/7/13 (e)	$ 4,690	$ 4,672
Tranche B, term loan 3.47% 12/30/16 (e)	4,807	4,819
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	41,413	42,102
Windstream Corp.:
Tranche B1, term loan 1.7672% 7/17/13 (e)	11,618	11,589
Tranche B2, term loan 3.0172% 12/17/15 (e)	21,747	21,774
		639,357
Textiles & Apparel - 0.3%
Iconix Brand Group, Inc. term loan 2.5% 4/30/13 (e)	4,456	4,456
Levi Strauss & Co. term loan 2.4614% 4/4/14 (e)	6,000	5,880
Phillips-Van Heusen Corp.:
term loan 2.75% 1/31/16 (e)	5,000	4,988
Tranche B, term loan 3.5% 5/6/16 (e)	24,325	24,659
		39,983
TOTAL FLOATING RATE LOANS (Cost $8,544,929)		8,692,388
Corporate Bonds - 12.7%

Nonconvertible Bonds - 12.7%
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,088
ManTech International Corp. 7.25% 4/15/18	4,000	4,250
		6,338
Air Transportation - 0.1%
Continental Airlines, Inc. 3.4345% 6/2/13 (e)	3,795	3,643
Continental Airlines, Inc. 9.25% 5/10/17	2,850	2,964
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,941
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,505
		13,053
Automotive - 2.1%
Accuride Corp. 9.5% 8/1/18	1,105	1,227
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,110
10.625% 3/15/18	2,880	3,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
3.0328% 1/13/12 (e)	$ 86,750	$ 86,967
5.5595% 6/15/11 (e)	67,255	67,582
General Motors Acceptance Corp.:
2.5105% 12/1/14 (e)	40,000	38,800
6.875% 9/15/11	34,000	34,554
GMAC LLC 6% 12/15/11	2,000	2,043
Navistar International Corp. 8.25% 11/1/21	4,285	4,756
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,285
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,190
8.875% 12/1/17 (d)	2,060	2,323
		248,106
Banks & Thrifts - 1.3%
Ally Financial, Inc. 3.512% 2/11/14 (e)	49,000	49,123
Bank of America Corp. 1.6928% 1/30/14 (e)	6,500	6,610
GMAC LLC:
2.5105% 12/1/14 (e)	72,187	70,382
6% 12/15/11	2,000	2,045
6.875% 9/15/11	9,000	9,147
7% 2/1/12	10,000	10,313
		147,620
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,432
Building Materials - 0.0%
Cemex SA de CV 5.301% 9/30/15 (d)(e)	3,000	2,984
Cable TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	4,440	4,851
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,230
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,261
		25,342
Chemicals - 0.6%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,415
Lyondell Chemical Co. 11% 5/1/18	3,000	3,390
NOVA Chemicals Corp. 3.5678% 11/15/13 (e)	66,894	66,560
		74,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	$ 880	$ 994
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,075
		3,069
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,193
Berry Plastics Corp.:
5.028% 2/15/15 (e)	43,000	42,678
8.25% 11/15/15	10,000	10,650
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,276
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,400
		67,197
Diversified Financial Services - 0.9%
CIT Group, Inc.:
7% 5/1/13	4,198	4,282
7% 5/1/14	14,000	14,263
7% 5/1/15	5,000	5,075
Citigroup, Inc. 1.7328% 1/13/14 (e)	15,000	15,259
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,250
6.375% 3/25/13	12,000	12,450
Morgan Stanley 1.8738% 1/24/14 (e)	27,000	27,376
SLM Corp. 0.5738% 1/27/14 (e)	23,000	21,919
		110,874
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,747
Series B, 9.25% 12/15/17	12,485	13,890
		32,637
Electric Utilities - 0.9%
AES Corp. 7.75% 3/1/14	3,000	3,270
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,365
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,550
CMS Energy Corp.:
1.228% 1/15/13 (e)	8,000	7,960
6.3% 2/1/12	985	1,012
Energy Future Holdings Corp. 10% 1/15/20	64,320	68,983
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc. 7.375% 2/1/16	$ 7,000	$ 7,263
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	6,135
		109,708
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	6,255
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,879
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,250
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,285
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	2,933
LINN Energy LLC 8.625% 4/15/20	3,000	3,315
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,260
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,150
		29,327
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,090
Gaming - 0.1%
MGM Resorts International 9% 3/15/20	4,815	5,369
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,175
		7,544
Healthcare - 0.3%
American Renal Holdings, Inc. 8.375% 5/15/18	2,930	3,091
DaVita, Inc. 6.375% 11/1/18	3,000	3,071
Elan Finance PLC/Elan Finance Corp. 4.4355% 12/1/13 (e)	2,000	1,995
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	3,000	3,098
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,140
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,649
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,040
		37,084
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,135
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,055	2,147
Standard Pacific Corp. 8.375% 5/15/18 (d)	4,000	4,100
		9,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	$ 11,475	$ 12,623
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,294
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	26,705	28,072
Massey Energy Co. 6.875% 12/15/13	5,000	5,094
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,722
		60,805
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (d)	4,000	4,440
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,334
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0544% 8/1/14 (e)	6,000	5,775
		13,549
Publishing/Printing - 0.1%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	13,545	14,222
Services - 0.4%
ARAMARK Corp. 3.8044% 2/1/15 (e)	12,000	11,970
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(e)	9,840	10,086
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.813% 5/15/14 (e)	25,000	24,343
		46,399
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	4,140
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,505	3,790
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,156
		16,086
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,125
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,689
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,917
		6,606
Technology - 1.1%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,090
8.125% 12/15/17	4,000	4,220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	$ 7,000	$ 7,228
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,285
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,601
10.125% 3/15/18 (d)	6,000	6,772
NXP BV/NXP Funding LLC 3.028% 10/15/13 (e)	96,609	96,247
Seagate Technology International 10% 5/1/14 (d)	2,219	2,596
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,269
		134,308
Telecommunications - 2.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	15,000	16,313
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,469
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,210
8.5% 4/15/20	4,000	4,330
GeoEye, Inc. 9.625% 10/1/15	2,505	2,831
Intelsat Ltd. 11.25% 6/15/16	4,000	4,250
iPCS, Inc.:
2.4294% 5/1/13 (e)	67,852	66,156
3.5544% 5/1/14 pay-in-kind (e)	62,864	60,035
Qwest Corp.:
3.5595% 6/15/13 (e)	28,000	29,050
8.375% 5/1/16	3,000	3,570
8.875% 3/15/12	3,000	3,188
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,835
8.375% 3/15/12	19,000	20,069
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,975
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,548	5,386
		246,667
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8313% 12/15/14 (e)	22,000	21,835
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Phillips-Van Heusen Corp. 7.375% 5/15/20	$ 4,000	$ 4,310
		29,168
TOTAL CORPORATE BONDS (Cost $1,440,021)		1,501,087
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,733
Class B (a)	41,264	1,407
ION Media Networks, Inc. (a)	2,842	1,418
		6,558
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	86
Chemicals - 0.5%
LyondellBasell Industries NV Class A	1,254,792	55,838
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	347
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(h)	1,054,692	5,537
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	574
TOTAL COMMON STOCKS (Cost $46,103)		72,224
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	$ 0
Money Market Funds - 18.9%

Fidelity Cash Central Fund, 0.13% (b) (Cost $2,227,849)	2,227,848,938	2,227,849
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $7,479)	$ 7,479	7,479
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $12,266,381)		12,501,027
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(721,687)
NET ASSETS - 100%		$ 11,779,340
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,429,000 or 1.6% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,010,000 and $59,785,000, respectively. The coupon rate will be determined at time of settlement.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,537,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

*Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,479,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 3,753
Barclays Capital, Inc.	1,996
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,730
$ 7,479
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,555
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,828	$ 5,140	$ 5,537	$ 4,151
Financials	551	-	-	551
Industrials	86	86	-	-
Materials	55,838	55,838	-	-
Telecommunication Services	574	574	-	-
Utilities	347	347	-	-
Corporate Bonds	1,501,087	-	1,501,087	-
Floating Rate Loans	8,692,388	24,272	8,668,116	-
Other	-	-	-	-
Money Market Funds	2,227,849	2,227,849	-	-
Cash Equivalents	7,479	-	7,479	-
Total Investments in Securities:	$ 12,501,027	$ 2,314,106	$ 10,182,219	$ 4,702
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	381
Cost of Purchases	1,760
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,702
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 381

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $154,604,000 of which $115,547,000 and $39,057,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $7,479) - See accompanying schedule: Unaffiliated issuers (cost $10,038,532)	$ 10,273,178
Fidelity Central Funds (cost $2,227,849)	2,227,849
Total Investments (cost $12,266,381)		$ 12,501,027
Cash		38,055
Receivable for investments sold		15,329
Receivable for fund shares sold		46,900
Interest receivable		40,284
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		6
Other receivables		795
Total assets		12,642,645

Liabilities
Payable for investments purchased	$ 833,923
Payable for fund shares redeemed	15,154
Distributions payable	5,732
Accrued management fee	5,400
Distribution and service plan fees payable	1,231
Other affiliated payables	1,322
Other payables and accrued expenses	543
Total liabilities		863,305

Net Assets		$ 11,779,340
Net Assets consist of:
Paid in capital		$ 11,565,810
Undistributed net investment income		93,737
Accumulated undistributed net realized gain (loss) on investments		(114,853)
Net unrealized appreciation (depreciation) on investments		234,646
Net Assets		$ 11,779,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,865,454 ÷ 188,254 shares)	$ 9.91

Maximum offering price per share (100/97.25 of $9.91)	$ 10.19
Class T: Net Asset Value and redemption price per share ($315,905 ÷ 31,922 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Class B: Net Asset Value and offering price per share ($40,966 ÷ 4,140 shares)A	$ 9.90

Class C: Net Asset Value and offering price per share ($935,565 ÷ 94,433 shares)A	$ 9.91

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($6,317,311 ÷ 638,293 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,304,139 ÷ 232,971 shares)	$ 9.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011

Investment Income
Interest		$ 193,881
Income from Fidelity Central Funds		1,555
Total income		195,436

Expenses
Management fee	$ 26,090
Transfer agent fees	6,090
Distribution and service plan fees	6,223
Accounting fees and expenses	770
Custodian fees and expenses	78
Independent trustees' compensation	21
Registration fees	990
Audit	80
Legal	32
Miscellaneous	36
Total expenses before reductions	40,410
Expense reductions	(7)	40,403
Net investment income (loss)		155,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,435
Change in net unrealized appreciation (depreciation) on investment securities		60,386
Net gain (loss)		102,821
Net increase (decrease) in net assets resulting from operations		$ 257,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 155,033	$ 218,011
Net realized gain (loss)	42,435	43,608
Change in net unrealized appreciation (depreciation)	60,386	172,072
Net increase (decrease) in net assets resulting from operations	257,854	433,691
Distributions to shareholders from net investment income	(153,583)	(160,228)
Distributions to shareholders from net realized gain	-	(20,518)
Total distributions	(153,583)	(180,746)
Share transactions - net increase (decrease)	4,999,637	2,557,736
Redemption fees	530	720
Total increase (decrease) in net assets	5,104,438	2,811,401

Net Assets
Beginning of period	6,674,902	3,863,501
End of period (including undistributed net investment income of $93,737 and undistributed net investment income of $92,287, respectively)	$ 11,779,340	$ 6,674,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.158	.391	.354	.476	.621	.571
Net realized and unrealized gain (loss)	.130	.425	1.232	(1.779)	(.196)	(.022)
Total from investment operations	.288	.816	1.586	(1.303)	.425	.549
Distributions from net investment income	(.169)	(.287)	(.278)	(.448)	(.625)	(.560)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.169)	(.337)	(.278)	(.448)	(.627)	(.560)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.91	$ 9.79	$ 9.31	$ 8.00	$ 9.75	$ 9.95
Total Return B, C, D	2.98%	8.96%	20.31%	(13.87)%	4.40%	5.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.05%	1.06%	1.02%	1.05%
Expenses net of all reductions	1.02% A	1.03%	1.04%	1.06%	1.02%	1.05%
Net investment income (loss)	3.25% A	4.11%	4.09%	5.13%	6.28%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,865	$ 1,064	$ 518	$ 192	$ 257	$ 285
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.157	.391	.349	.481	.621	.564
Net realized and unrealized gain (loss)	.140	.416	1.228	(1.762)	(.206)	(.022)
Total from investment operations	.297	.807	1.577	(1.281)	.415	.542
Distributions from net investment income	(.168)	(.288)	(.279)	(.450)	(.625)	(.553)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.168)	(.338)	(.279)	(.450)	(.627)	(.553)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 8.00	$ 9.73	$ 9.94
Total Return B, C, D	3.07%	8.87%	20.20%	(13.66)%	4.30%	5.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.04%	1.03%	1.03%	1.11%
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.03%	1.02%	1.11%
Net investment income (loss)	3.23% A	4.12%	4.10%	5.16%	6.28%	5.67%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 242	$ 143	$ 134	$ 309	$ 472
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.133	.341	.305	.432	.569	.513
Net realized and unrealized gain (loss)	.139	.416	1.238	(1.771)	(.206)	(.022)
Total from investment operations	.272	.757	1.543	(1.339)	.363	.491
Distributions from net investment income	(.143)	(.238)	(.235)	(.402)	(.573)	(.502)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.143)	(.288)	(.235)	(.402)	(.575)	(.502)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 7.99	$ 9.73	$ 9.94
Total Return B, C, D	2.81%	8.30%	19.74%	(14.21)%	3.76%	5.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.56%	1.56%	1.55%	1.63%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.55%	1.63%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.55%	1.55%	1.62%
Net investment income (loss)	2.73% A	3.59%	3.59%	4.64%	5.75%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 43	$ 44	$ 42	$ 100	$ 143
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.122	.321	.288	.408	.553	.508
Net realized and unrealized gain (loss)	.139	.415	1.235	(1.770)	(.207)	(.022)
Total from investment operations	.261	.736	1.523	(1.362)	.346	.486
Distributions from net investment income	(.132)	(.217)	(.215)	(.379)	(.556)	(.497)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.132)	(.267)	(.215)	(.379)	(.558)	(.497)
Redemption fees added to paid in capital E	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.91	$ 9.78	$ 9.31	$ 8.00	$ 9.74	$ 9.95
Total Return B, C, D	2.70%	8.05%	19.43%	(14.41)%	3.58%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of fee waivers, if any	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Expenses net of all reductions	1.77% A	1.76%	1.78%	1.80%	1.71%	1.68%
Net investment income (loss)	2.50% A	3.38%	3.35%	4.39%	5.59%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 622	$ 335	$ 199	$ 345	$ 450
Portfolio turnover rate G	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.172	.418	.377	.508	.650	.593
Net realized and unrealized gain (loss)	.140	.417	1.225	(1.771)	(.196)	(.021)
Total from investment operations	.312	.835	1.602	(1.263)	.454	.572
Distributions from net investment income	(.183)	(.316)	(.304)	(.478)	(.654)	(.583)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.183)	(.366)	(.304)	(.478)	(.656)	(.583)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.77	$ 9.30	$ 8.00	$ 9.74	$ 9.94
Total Return B, C	3.23%	9.18%	20.55%	(13.49)%	4.72%	5.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.75%	.73%	.73%	.81%
Expenses net of fee waivers, if any	.73% A	.73%	.75%	.73%	.73%	.81%
Expenses net of all reductions	.73% A	.73%	.75%	.73%	.72%	.81%
Net investment income (loss)	3.54% A	4.41%	4.39%	5.46%	6.58%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 6,317	$ 3,566	$ 2,354	$ 1,292	$ 2,679	$ 2,989
Portfolio turnover rate F	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.171	.415	.379	.503	.647	.591
Net realized and unrealized gain (loss)	.130	.427	1.221	(1.769)	(.206)	(.021)
Total from investment operations	.301	.842	1.600	(1.266)	.441	.570
Distributions from net investment income	(.182)	(.313)	(.302)	(.475)	(.651)	(.581)
Distributions from net realized gain	-	(.050)	-	-	(.002)	-
Total distributions	(.182)	(.363)	(.302)	(.475)	(.653)	(.581)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.002	.001
Net asset value, end of period	$ 9.89	$ 9.77	$ 9.29	$ 7.99	$ 9.73	$ 9.94
Total Return B, C	3.11%	9.27%	20.54%	(13.54)%	4.58%	5.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.77%	.77%	.76%	.84%
Expenses net of fee waivers, if any	.76% A	.76%	.77%	.77%	.76%	.84%
Expenses net of all reductions	.76% A	.76%	.77%	.76%	.76%	.83%
Net investment income (loss)	3.51% A	4.38%	4.36%	5.43%	6.55%	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,304	$ 1,138	$ 469	$ 138	$ 207	$ 275
Portfolio turnover rate F	56% A	43%	25%	16%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 342,942
Gross unrealized depreciation	(35,725)
Net unrealized appreciation (depreciation) on securities and other investments	$ 307,217
Tax cost	$ 12,193,810

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $6,129,805 and $2,238,026, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,818	$ 187
Class T	-%	.25%	352	14
Class B	.55%	.15%	147	116
Class C	.75%	.25%	3,906	2,129
			$ 6,223	$ 2,446

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% or .50% for certain purchases of Class A shares (1.00% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 254
Class T	39
Class B*	27
Class C*	90
$ 410

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,105.15
Class T	245.18
Class B	47.23
Class C	572.15
Fidelity Floating Rate High Income Fund	2,868.12
Institutional Class	1,253.15
	$ 6,090

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,850. The weighted average interest rate was .58%. The interest expense amounted to three hundred fifty-two dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 23,252	$ 23,450
Class T	4,680	5,386
Class B	609	1,129
Class C	9,862	10,682
Fidelity Floating Rate High Income Fund	86,378	95,016
Institutional Class	28,802	24,565
Total	$ 153,583	$ 160,228
From net realized gain
Class A	$ -	$ 2,787
Class T	-	742
Class B	-	234
Class C	-	1,822
Fidelity Floating Rate High Income Fund	-	12,502
Institutional Class	-	2,431
Total	$ -	$ 20,518

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	96,777	81,725	$ 955,051	$ 779,901
Reinvestment of distributions	1,805	2,275	17,782	21,629
Shares redeemed	(19,008)	(30,931)	(187,520)	(294,118)
Net increase (decrease)	79,574	53,069	$ 785,313	$ 507,412

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	9,623	14,246	$ 94,723	$ 135,056
Reinvestment of distributions	396	545	3,895	5,173
Shares redeemed	(2,900)	(5,379)	(28,569)	(50,997)
Net increase (decrease)	7,119	9,412	$ 70,049	$ 89,232
Class B
Shares sold	644	1,770	$ 6,339	$ 16,858
Reinvestment of distributions	44	108	432	1,018
Shares redeemed	(979)	(2,210)	(9,630)	(21,009)
Net increase (decrease)	(291)	(332)	$ (2,859)	$ (3,133)
Class C
Shares sold	36,538	37,058	$ 360,343	$ 353,406
Reinvestment of distributions	678	896	6,671	8,502
Shares redeemed	(6,307)	(10,394)	(62,216)	(98,760)
Net increase (decrease)	30,909	27,560	$ 304,798	$ 263,148
Fidelity Floating Rate High Income Fund
Shares sold	336,041	211,892	$ 3,311,383	$ 2,019,775
Reinvestment of distributions	7,310	9,543	71,924	90,556
Shares redeemed	(69,940)	(109,667)	(688,882)	(1,040,316)
Net increase (decrease)	273,411	111,768	$ 2,694,425	$ 1,070,015
Institutional Class
Shares sold	133,327	93,750	$ 1,313,664	$ 894,344
Reinvestment of distributions	1,463	1,549	14,391	14,718
Shares redeemed	(18,286)	(29,322)	(180,144)	(278,000)
Net increase (decrease)	116,504	65,977	$ 1,147,911	$ 631,062

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2011 and for the year ended October 31, 2010, and the financial highlights for the six months ended April 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FHI-USAN-0611
1.784879.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.04%
Actual		$ 1,000.00	$ 1,103.50	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,103.10	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.76%
Actual		$ 1,000.00	$ 1,099.20	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.07	$ 8.80
Class C	1.78%
Actual		$ 1,000.00	$ 1,099.60	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,105.00	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	3.3	2.5
GMAC LLC	2.8	1.2
International Lease Finance Corp.	2.2	2.8
Tenet Healthcare Corp.	2.0	1.7
Valeant Pharmaceuticals International	1.9	0.2
	12.2
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	9.8	8.7
Healthcare	9.4	4.4
Telecommunications	9.5	11.0
Electric Utilities	8.5	6.5
Diversified Financial Services	7.8	5.7
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.1%	AAA,AA,A 0.5%
BBB 0.3%	BBB 0.7%
BB 11.1%	BB 12.2%
B 39.1%	B 33.8%
CCC,CC,C 17.1%	CCC,CC,C 23.1%
Not Rated 4.4%	Not Rated 5.6%
Equities 24.7%	Equities 19.6%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Nonconvertible Bonds 61.1%		Nonconvertible Bonds 58.5%
	Convertible Bonds, Preferred Stocks 7.9%		Convertible Bonds, Preferred Stocks 7.4%
	Common Stocks 17.9%		Common Stocks 13.4%
	Floating Rate Loans 9.9%		Floating Rate Loans 16.2%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	11.2%	** Foreign investments	12.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.1%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	$ 3,692	$ 3,716
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	5,659	5,065
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	7,100	9,106
Telecommunications - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	6,160	6,399
TOTAL CONVERTIBLE BONDS		24,286
Nonconvertible Bonds - 61.1%
Aerospace - 1.6%
ADS Tactical, Inc. 11% 4/1/18 (f)	930	960
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)	955	1,005
7.125% 3/15/21 (f)	955	1,005
Sequa Corp.:
11.75% 12/1/15 (f)	14,243	15,382
13.5% 12/1/15 pay-in-kind (f)	10,873	11,961
TransDigm, Inc. 7.75% 12/15/18 (f)	4,555	4,908
		35,221
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	974	966
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,014	1,009
3.4345% 6/2/13 (g)	4,897	4,701
7.339% 4/19/14	1,151	1,151
Continental Airlines, Inc. 9.25% 5/10/17	1,847	1,920
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	17	17
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	0
9.875% 3/15/07 (a)	6,255	0
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,328	1,406
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	3,249	3,688
		14,858
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 1.3%
Accuride Corp. 9.5% 8/1/18	$ 376	$ 417
Exide Technologies 8.625% 2/1/18 (f)	1,189	1,274
Ford Motor Co. 7.45% 7/16/31	7,100	8,108
Ford Motor Credit Co. LLC 5.75% 2/1/21	3,774	3,859
General Motors Acceptance Corp. 8% 11/1/31	3,915	4,379
General Motors Corp.:
6.75% 5/1/28 (d)	547	9
7.125% 7/15/13 (d)	1,583	25
7.2% 1/15/11 (d)	3,997	201
7.4% 9/1/25 (d)	273	4
7.7% 4/15/16 (d)	980	19
8.25% 7/15/23 (d)	7,625	119
8.375% 7/15/33 (d)	23,416	452
Tenneco, Inc. 6.875% 12/15/20	3,362	3,454
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,242	1,360
7.25% 3/15/17 (f)	5,517	6,082
		29,762
Banks & Thrifts - 2.9%
Ally Financial, Inc. 6.25% 12/1/17 (f)	2,506	2,619
GMAC LLC:
8% 12/31/18	17,899	19,778
8% 11/1/31	23,792	26,766
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	13
		49,176
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
4.4% 5/15/11	3,781	3,781
4.9% 5/15/15	1,118	956
5% 3/15/12	7,100	7,118
5.5% 9/15/14	12,540	11,490
5.5% 12/15/16	1,938	1,424
Cumulus Media, Inc. 7.75% 5/1/19 (f)	1,360	1,360
Gray Television, Inc. 10.5% 6/29/15	1,317	1,421
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	3,277	3,286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Univision Communications, Inc.:
6.875% 5/15/19 (f)	$ 3,320	$ 3,328
7.875% 11/1/20 (f)	2,292	2,435
		36,599
Building Materials - 0.3%
Associated Materials LLC 9.125% 11/1/17 (f)	1,054	1,136
Building Materials Corp. of America 6.75% 5/1/21 (f)	4,370	4,446
Calcipar SA 6.875% 5/1/18 (f)	1,070	1,099
Masonite International Corp. 8.25% 4/15/21 (f)	870	890
		7,571
Cable TV - 1.3%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)	1,214	1,293
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	1,892	2,067
8.125% 4/30/20	4,516	5,024
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	1,583	1,674
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	9,145	11,031
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (f)	705	726
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	7,100	6,994
		28,809
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,346
Chemicals - 0.4%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	760	771
NOVA Chemicals Corp. 8.625% 11/1/19	3,550	4,074
Polymer Group, Inc. 7.75% 2/1/19 (f)	877	914
Solutia, Inc. 8.75% 11/1/17	856	950
TPC Group LLC 8.25% 10/1/17 (f)	1,189	1,272
		7,981
Consumer Products - 0.3%
Reddy Ice Corp. 11.25% 3/15/15	6,095	6,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.9%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	$ 646	$ 693
9.125% 10/15/20 (f)	2,279	2,530
Berry Plastics Corp. 5.028% 2/15/15 (g)	984	977
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)	2,954	3,035
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (f)	4,480	4,603
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)	1,551	1,613
9% 4/15/19 (f)	1,775	1,868
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)	2,144	2,214
8.25% 2/15/21 (f)	2,144	2,176
		19,709
Diversified Financial Services - 6.5%
Aircastle Ltd. 9.75% 8/1/18	1,065	1,201
CIT Group, Inc.:
6.625% 4/1/18 (f)	5,055	5,409
7% 5/1/15	16,561	16,809
7% 5/1/16	12,485	12,594
7% 5/1/17	39,075	39,365
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	10,650	10,996
Ineos Finance PLC 9% 5/15/15 (f)	1,754	1,914
International Lease Finance Corp.:
5.25% 1/10/13	4,093	4,177
5.625% 9/20/13	2,950	3,024
5.65% 6/1/14	351	358
5.875% 5/1/13	4,125	4,238
6.625% 11/15/13	10,401	10,843
6.75% 9/1/16 (f)	3,294	3,525
7.125% 9/1/18 (f)	10,309	11,159
8.25% 12/15/20	4,452	4,953
8.625% 9/15/15 (f)	6,092	6,777
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	2,364	2,479
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)	4,970	5,492
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
8% 3/25/20	$ 2,425	$ 2,674
8.45% 6/15/18	7,260	8,240
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	5,080	5,842
		162,069
Diversified Media - 1.2%
Checkout Holding Corp. 0% 11/15/15 (f)	8,930	5,849
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	1,012	1,125
Series B, 9.25% 12/15/17	4,047	4,502
Entravision Communication Corp. 8.75% 8/1/17	2,169	2,310
Lamar Media Corp. 7.875% 4/15/18	1,810	1,946
Liberty Media Corp.:
8.25% 2/1/30	469	455
8.5% 7/15/29	529	518
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)	4,395	4,736
11.5% 5/1/16	2,313	2,738
11.625% 2/1/14	1,424	1,680
		25,859
Electric Utilities - 5.7%
Calpine Corp.:
7.5% 2/15/21 (f)	10,650	11,236
7.875% 1/15/23 (f)	18,701	19,917
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)	1,265	1,278
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,548
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	15,332	16,482
11% 10/1/21 (f)	10,347	10,096
GenOn Escrow Corp. 9.875% 10/15/20 (f)	3,110	3,343
Intergen NV 9% 6/30/17 (f)	23,189	25,160
Mirant Americas Generation LLC 8.5% 10/1/21	10,565	11,120
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (f)	4,572	5,144
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)	2,705	2,766
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 7,735	$ 6,768
6.5% 11/15/24	5,691	3,073
6.55% 11/15/34	4,295	2,287
		128,218
Energy - 4.7%
Anadarko Petroleum Corp. 6.95% 6/15/19	2,702	3,116
ATP Oil & Gas Corp. 11.875% 5/1/15	12,620	13,156
Calfrac Holdings LP 7.5% 12/1/20 (f)	2,002	2,097
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (f)	945	988
Covanta Holding Corp. 7.25% 12/1/20	2,684	2,871
Edgen Murray Corp. 12.25% 1/15/15	9,652	9,749
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,604
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (f)	2,515	2,597
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,190	9,961
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)	2,435	2,417
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)	1,200	1,275
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,174	10,784
LINN Energy LLC 8.625% 4/15/20	6,212	6,864
Offshore Group Investment Ltd. 11.5% 8/1/15	3,923	4,394
Petroleum Development Corp. 12% 2/15/18	5,637	6,384
Precision Drilling Corp. 6.625% 11/15/20 (f)	2,205	2,293
Pride International, Inc. 6.875% 8/15/20	1,839	2,128
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (f)	1,950	2,184
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	3,493	3,720
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,377
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)	873	930
Venoco, Inc. 11.5% 10/1/17	5,041	5,596
Western Refining, Inc. 11.25% 6/15/17 (f)	7,100	8,023
		104,508
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	1,484	1,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	$ 1,225	$ 1,387
Food & Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	15,867	16,145
9.5% 6/15/17	12,514	11,607
Tops Markets LLC 10.125% 10/15/15	3,504	3,776
		31,528
Gaming - 2.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (f)	4,150	4,264
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (f)	3,035	3,164
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,447
MCE Finance Ltd. 10.25% 5/15/18	6,124	7,111
MGM Mirage, Inc.:
6.625% 7/15/15	9,379	9,027
6.875% 4/1/16	820	771
7.5% 6/1/16	8,463	8,209
11.125% 11/15/17	3,262	3,800
MGM Resorts International 9% 3/15/20	2,258	2,518
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1
7.75% 8/15/16 (d)	6,150	1
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)	330	337
		45,650
Healthcare - 6.5%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,303
Aviv Healthcare Properties LP 7.75% 2/15/19 (f)	1,806	1,896
DaVita, Inc.:
6.375% 11/1/18	2,439	2,497
6.625% 11/1/20	2,109	2,164
Giant Funding Corp. 8.25% 2/1/18 (f)	2,733	2,835
HCA Holdings, Inc. 7.75% 5/15/21 (f)	32,206	33,736
HCA, Inc. 9.875% 2/15/17	1,047	1,173
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)	7,475	7,587
Multiplan, Inc. 9.875% 9/1/18 (f)	4,604	4,984
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (f)	2,631	2,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)	$ 1,416	$ 1,430
10.75% 10/15/15	1,218	1,346
Tenet Healthcare Corp.:
6.875% 11/15/31	11,513	9,498
8.875% 7/1/19	4,434	4,999
UHS Escrow Corp. 7% 10/1/18 (f)	561	582
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	11,009	11,009
6.75% 10/1/17 (f)	1,782	1,782
6.75% 8/15/21 (f)	13,697	13,320
7% 10/1/20 (f)	2,375	2,333
7.25% 7/15/22 (f)	12,884	12,659
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (f)	2,151	2,248
Vanguard Health Systems, Inc. 0% 2/1/16 (f)	7,260	4,701
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	18,239	19,333
		146,079
Homebuilders/Real Estate - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,269
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	5,698	4,330
Realogy Corp. 7.875% 2/15/19 (f)	3,042	3,072
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	905	946
		9,617
Insurance - 0.2%
UnumProvident Corp.:
6.75% 12/15/28	3,418	3,340
7.19% 2/1/28	813	797
USI Holdings Corp. 9.75% 5/15/15 (f)	1,100	1,128
		5,265
Leisure - 0.1%
NCL Corp. Ltd. 9.5% 11/15/18 (f)	788	843
Vail Resorts, Inc. 6.5% 5/1/19 (f)	1,230	1,255
		2,098
Metals/Mining - 1.5%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)	1,215	1,258
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)	12,972	13,329
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
6.875% 2/1/18 (f)	$ 7,075	$ 7,446
7% 11/1/15 (f)	4,956	5,210
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)	645	658
Novelis, Inc. 8.375% 12/15/17	2,922	3,214
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)	1,857	1,959
		33,074
Paper - 0.6%
ABI Escrow Corp. 10.25% 10/15/18 (f)	6,667	7,400
Clearwater Paper Corp. 7.125% 11/1/18 (f)	664	697
Mercer International, Inc. 9.5% 12/1/17	1,668	1,831
Sappi Papier Holding AG 6.625% 4/15/21 (f)	555	559
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0544% 8/1/14 (g)	1,285	1,237
8.75% 2/1/19 (f)	1,952	2,020
		13,744
Publishing/Printing - 0.6%
Cadmus Communications Corp. 8.375% 6/15/14	2,315	2,167
Cenveo Corp. 7.875% 12/1/13	8,215	8,092
Sheridan Group, Inc. 12.5% 4/15/14 (f)	2,720	2,611
		12,870
Restaurants - 0.2%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,005	1,080
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)	2,872	3,102
		4,182
Services - 1.0%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(g)	3,045	3,121
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	3,768	3,853
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	8,829	9,072
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(g)	7,100	7,562
		23,608
Shipping - 1.6%
CEVA Logistics:
8.375% 12/1/17 (f)	11,811	12,224
11.5% 4/1/18 (f)	7,277	7,932
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)	$ 2,339	$ 2,351
8.875% 11/1/17	1,903	2,058
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)	750	767
Swift Services Holdings, Inc. 10% 11/15/18 (f)	4,303	4,723
Western Express, Inc. 12.5% 4/15/15 (f)	5,370	5,370
		36,883
Steel - 0.1%
Aperam:
7.375% 4/1/16 (f)	675	704
7.75% 4/1/18 (f)	555	579
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	1,562	1,632
		2,915
Super Retail - 1.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	726
8.375% 11/15/20 (f)	788	825
Limited Brands, Inc. 6.625% 4/1/21	4,395	4,549
Michaels Stores, Inc. 7.75% 11/1/18 (f)	2,265	2,327
NBC Acquisition Corp. 11% 3/15/13	4,683	539
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)	4,544	4,908
Sonic Automotive, Inc. 9% 3/15/18	1,274	1,366
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,550	4,034
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	4,519	4,864
		24,138
Technology - 5.8%
Avaya, Inc.:
7% 4/1/19 (f)	8,502	8,396
9.75% 11/1/15	2,609	2,687
10.125% 11/1/15 pay-in-kind (g)	10,805	11,157
CDW Escrow Corp.:
8.5% 4/1/19 (f)	5,430	5,484
8.5% 4/1/19 (f)	2,775	2,803
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)	2,915	3,112
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (g)	5,495	5,770
Eastman Kodak Co.:
9.75% 3/1/18 (f)	3,175	3,112
10.625% 3/15/19 (f)	2,665	2,692
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp. 7.375% 6/15/19 (f)	$ 4,865	$ 4,950
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	5,222	5,783
10.125% 12/15/16	6,008	6,444
10.125% 3/15/18 (f)	12,811	14,460
Lucent Technologies, Inc.:
6.45% 3/15/29	20,700	18,837
6.5% 1/15/28	5,280	4,805
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18	1,516	1,706
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (f)	1,956	2,259
10% 7/15/13 (f)	6,514	7,296
Spansion LLC:
7.875% 11/15/17 (f)	1,601	1,641
11.25% 1/15/16 (d)(f)	15,415	3,959
SS&C Technologies, Inc. 11.75% 12/1/13	1,099	1,137
SunGard Data Systems, Inc. 7.625% 11/15/20 (f)	2,403	2,490
Telcordia Technologies, Inc. 11% 5/1/18 (f)	2,368	2,664
Terremark Worldwide, Inc. 9.5% 11/15/13 (f)	2,244	2,289
Viasystems, Inc. 12% 1/15/15 (f)	2,929	3,288
		129,221
Telecommunications - 8.1%
Citizens Communications Co. 7.875% 1/15/27	4,949	4,726
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	11,136	12,110
Clearwire Escrow Corp. 12% 12/1/15 (f)	7,892	8,583
Digicel Group Ltd.:
8.875% 1/15/15 (f)	18,155	18,836
10.5% 4/15/18 (f)	1,573	1,809
Frontier Communications Corp. 8.25% 4/15/17	3,958	4,299
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)	14,765	15,005
7.5% 4/1/21 (f)	8,085	8,247
Muzak LLC 15% 7/31/14 pay-in-kind	2,997	2,898
Nextel Communications, Inc. 7.375% 8/1/15	15,198	15,312
NII Capital Corp. 7.625% 4/1/21	8,685	9,119
Sprint Capital Corp.:
6.875% 11/15/28	20,033	19,207
6.9% 5/1/19	16,951	17,799
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp. 6% 12/1/16	$ 25,599	$ 25,951
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	2,581	2,729
11.75% 7/15/17 (f)	7,100	8,254
Windstream Corp. 7.5% 4/1/23 (f)	5,506	5,561
		180,445
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20	3,994	3,954
TOTAL NONCONVERTIBLE BONDS		1,366,271
TOTAL CORPORATE BONDS (Cost $1,315,339)		1,390,557
Common Stocks - 17.9%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	841,881	8,739
Automotive - 4.2%
Accuride Corp. (a)	538,966	7,465
Accuride Corp. (a)(f)	25,458	353
Dana Holding Corp. (a)	710,000	12,901
Delphi Corp. Class B (a)	800	17,140
Exide Technologies (a)	1,775,000	17,821
General Motors Co.	149,261	4,790
General Motors Co.:
warrants 7/10/16 (a)	135,690	3,144
warrants 7/10/19 (a)	135,690	2,415
Tenneco, Inc. (a)	204,200	9,436
TRW Automotive Holdings Corp. (a)	337,100	19,235
		94,700
Banks & Thrifts - 0.4%
Bank of America Corp.	826,634	10,151
Washington Mutual, Inc. (a)(h)	505,500	20
		10,171
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,378
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.0%
Nortek, Inc. (a)	895	$ 38
Chemicals - 2.0%
Huntsman Corp.	400,400	8,348
LyondellBasell Industries NV Class A	367,079	16,335
PolyOne Corp.	500,000	7,240
TPC Group, Inc. (a)	5,297	209
Tronox, Inc.	35,922	4,995
Westlake Chemical Corp.	125,000	8,206
		45,333
Consumer Products - 0.3%
Sealy Corp., Inc. (a)(e)	2,421,636	6,393
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	3,976
Electric Utilities - 1.0%
AES Corp. (a)	1,652,509	21,879
Energy - 1.6%
El Paso Corp.	900,927	17,487
Kinder Morgan Holding Co. LLC	276,700	7,908
Kodiak Oil & Gas Corp. (a)(e)	1,564,251	10,981
		36,376
Gaming - 0.6%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(e)	1,277,625	13,722
Healthcare - 2.5%
Catalyst Health Solutions, Inc. (a)	113,900	6,784
Express Scripts, Inc. (a)	300,000	17,022
Kinetic Concepts, Inc. (a)	71,000	4,191
Tenet Healthcare Corp. (a)	4,057,534	28,119
		56,116
Homebuilders/Real Estate - 0.1%
Sabra Health Care REIT, Inc.	107,889	1,815
Leisure - 0.6%
Cedar Fair LP (depository unit)	710,000	13,490
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(h)	332,878	1,748
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	182,417	91
		1,839
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0
Common Stocks - continued
	Shares	Value (000s)
Super Retail - 0.8%
AerCap Holdings NV (a)	710,000	$ 10,167
Macy's, Inc.	284,000	6,790
		16,957
Technology - 2.9%
Amkor Technology, Inc. (a)(e)	815,700	5,465
Cisco Systems, Inc.	355,000	6,234
Eastman Kodak Co. (a)(e)	2,000,000	5,560
Facebook, Inc. Class B (a)(h)	82,158	2,054
Flextronics International Ltd. (a)	2,397,300	16,709
Hewlett-Packard Co.	177,500	7,166
JDA Software Group, Inc. (a)	33,276	1,090
Spansion, Inc. Class A (a)	563,444	11,100
Viasystems Group, Inc. (a)	60,987	1,592
Xerox Corp.	710,000	7,164
		64,134
Telecommunications - 0.1%
DigitalGlobe, Inc. (a)	65,090	1,888
ICO Global Communications Holdings Ltd. Class A (a)	37,472	108
		1,996
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	42,253	357
TOTAL COMMON STOCKS (Cost $379,910)		399,409
Preferred Stocks - 6.8%

Convertible Preferred Stocks - 4.3%
Automotive - 0.6%
General Motors Co. 4.75%	261,000	13,000
Banks & Thrifts - 1.7%
Bank of America Corp. Series L, 7.25%	8,155	8,514
Wells Fargo & Co. 7.50%	28,309	30,559
		39,073
Diversified Financial Services - 0.6%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (f)	335,000	4,523
Citigroup, Inc. 7.50%	66,200	8,609
		13,132
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Electric Utilities - 0.3%
PPL Corp.:
8.75%	96,400	$ 5,145
9.50%	44,400	2,517
		7,662
Energy - 0.1%
Apache Corp. 6.00%	21,900	1,541
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	5,552
Homebuilders/Real Estate - 0.4%
Health Care REIT, Inc. 6.50%	147,600	7,970
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	165,700	9,345
TOTAL CONVERTIBLE PREFERRED STOCKS		97,275
Nonconvertible Preferred Stocks - 2.5%
Banks & Thrifts - 0.7%
GMAC LLC 7.00% (f)	16,214	15,079
Consumer Products - 1.1%
Revlon, Inc. Series A 12.75%	4,464,520	25,492
Diversified Financial Services - 0.7%
GMAC Capital Trust I 8.125%	557,547	14,474
Diversified Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	103,292	129
TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,174
TOTAL PREFERRED STOCKS (Cost $187,324)		152,449
Floating Rate Loans - 9.9%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5038% 12/3/14 (g)	$ 10,268	10,165
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7126% 3/23/14 (g)	6,850	6,327
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 1.5%
Univision Communications, Inc. term loan 4.4614% 3/31/17 (g)	$ 34,232	$ 33,462
Cable TV - 0.5%
CCO Holdings, LLC Tranche 3LN, term loan 2.7114% 9/6/14 (g)	11,089	10,950
Chemicals - 0.2%
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (g)	4,054	4,089
Electric Utilities - 1.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (g)	42,594	34,129
Food/Beverage/Tobacco - 0.4%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/14/18 (g)	8,915	8,826
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (g)	3,477	3,690
Healthcare - 0.2%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/26/18 (g)	3,320	3,332
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (g)	1,085	1,080
		4,412
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4935% 10/10/16 (g)	492	462
term loan 4.5615% 10/10/16 (g)	8,917	8,382
		8,844
Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/19/17 (g)	8,525	8,589
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)(g)	8,620	0*
Restaurants - 0.7%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (g)	1,430	1,403
term loan 2.5% 6/14/14 (g)	14,364	14,094
		15,497
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.2%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (g)	$ 306	$ 300
EGL term loan 3.2728% 11/4/13 (g)	3,033	2,972
term loan 3.2728% 11/4/13 (g)	368	360
		3,632
Specialty Retailing - 0.2%
Eddie Bauer Holdings, Inc. term loan 4/1/14 (d)(g)	646	45
Michaels Stores, Inc. Tranche B1, term loan 2.5841% 10/31/13 (g)	5,497	5,455
		5,500
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (g)	7,183	7,165
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (g)	6,885	6,963
		14,128
Technology - 1.1%
First Data Corp. Tranche B1, term loan 2.9626% 9/24/14 (g)	5,575	5,303
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (g)	13,417	13,417
Kronos, Inc. Tranche 2LN, term loan 6.057% 6/11/15 (g)	3,521	3,503
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (g)	3,123	3,217
		25,440
Telecommunications - 1.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (g)	5,720	5,763
Asurion Corp. Tranche 2LN, term loan 6.7314% 7/3/15 (g)	15,192	15,154
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	2,224	2,261
		23,178
TOTAL FLOATING RATE LOANS (Cost $223,397)		220,858
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	67,310,826	$ 67,311
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,318,500	19,319
TOTAL MONEY MARKET FUNDS (Cost $86,630)		86,630
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,192,600)		2,249,903
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(15,612)
NET ASSETS - 100%		$ 2,234,291

* Amount represents less than $1,000

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $682,521,000 or 30.5% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,270,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Facebook, Inc. Class B	3/31/11	$ 2,054
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 9,882
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 52
Washington Mutual, Inc.	10/3/08	$ 77
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	9
Total	$ 95
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 39,360	$ -	$ 57,457	$ -	$ -
Sealy Corp., Inc.	15,780	-	9,855	-	-
Total	$ 55,140	$ -	$ 67,312	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,540	$ 130,075	$ 18,888	$ 577
Consumer Staples	25,492	-	-	25,492
Energy	37,917	37,917	-	-
Financials	101,714	74,142	27,572	-
Health Care	61,668	56,116	5,552	-
Industrials	28,650	28,650	-	-
Information Technology	58,574	56,520	-	2,054
Materials	58,654	49,683	4,995	3,976
Telecommunication Services	108	108	-	-
Utilities	29,541	24,396	5,145	-
Corporate Bonds	1,390,557	-	1,375,658	14,899
Floating Rate Loans	220,858	-	220,813	45
Money Market Funds	86,630	86,630	-	-
Total Investments in Securities:	$ 2,249,903	$ 544,237	$ 1,658,623	$ 47,043
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 625
Total Realized Gain (Loss)	(13,780)
Total Unrealized Gain (Loss)	14,053
Cost of Purchases	-
Proceeds of Sales	(321)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 577
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 121
Equities - Consumer Staples
Beginning Balance	$ 25,537
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(45)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (45)
Equities - Information Technology
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,054
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,054
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Other Information - continued
(Amounts in thousands)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 3,327
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	649
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,976
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 648
Equities - Telecommunication Services
Beginning Balance	$ 694
Total Realized Gain (Loss)	(4,096)
Total Unrealized Gain (Loss)	3,724
Cost of Purchases	-
Proceeds of Sales	(322)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Corporate Bonds
Beginning Balance	$ 16,878
Total Realized Gain (Loss)	(731)
Total Unrealized Gain (Loss)	(10,250)
Cost of Purchases	29,261
Proceeds of Sales	(19,411)
Amortization/Accretion	(849)
Transfers in to Level 3	1
Transfers out of Level 3	-
Ending Balance	$ 14,899
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (10,252)
Other Information - continued
(Amounts in thousands)
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 81
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	-
Proceeds of Sales	(32)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Netherlands	2.7%
Cayman Islands	1.5%
Australia	1.2%
Canada	1.2%
United Kingdom	1.2%
Luxembourg	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $643,389,000 of which $132,110,000 and $511,279,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,810) - See accompanying schedule: Unaffiliated issuers (cost $2,105,970)	$ 2,163,273
Fidelity Central Funds (cost $86,630)	86,630
Total Investments (cost $2,192,600)		$ 2,249,903
Receivable for investments sold		12,167
Receivable for fund shares sold		4,693
Dividends receivable		490
Interest receivable		31,268
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		3
Other receivables		85
Total assets		2,298,620

Liabilities
Payable to custodian bank	$ 112
Payable for investments purchased	36,888
Payable for fund shares redeemed	4,050
Distributions payable	1,840
Accrued management fee	1,043
Distribution and service plan fees payable	490
Other affiliated payables	378
Other payables and accrued expenses	209
Collateral on securities loaned, at value	19,319
Total liabilities		64,329

Net Assets		$ 2,234,291
Net Assets consist of:
Paid in capital		$ 2,578,739
Undistributed net investment income		45,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(447,076)
Net unrealized appreciation (depreciation) on investments		57,190
Net Assets		$ 2,234,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($789,962 ÷ 75,424 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class T: Net Asset Value and redemption price per share ($644,629 ÷ 61,277 shares)	$ 10.52

Maximum offering price per share (100/96.00 of $10.52)	$ 10.96
Class B: Net Asset Value and offering price per share ($47,757 ÷ 4,587 shares)A	$ 10.41

Class C: Net Asset Value and offering price per share ($192,179 ÷ 18,377 shares)A	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($559,764 ÷ 56,266 shares)	$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 5,029
Interest		91,540
Income from Fidelity Central Funds		95
Total income		96,664

Expenses
Management fee	$ 7,883
Transfer agent fees	2,219
Distribution and service plan fees	2,905
Accounting and security lending fees	449
Custodian fees and expenses	29
Independent trustees' compensation	8
Registration fees	79
Audit	40
Legal	43
Miscellaneous	15
Total expenses before reductions	13,670
Expense reductions	(48)	13,622
Net investment income (loss)		83,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,082
Redemption in-kind with affiliated entities	85,792
Other affiliated issuers	21,052
Foreign currency transactions	2
Total net realized gain (loss)		194,928
Change in net unrealized appreciation (depreciation) on investment securities		(353)
Net gain (loss)		194,575
Net increase (decrease) in net assets resulting from operations		$ 277,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,042	$ 206,396
Net realized gain (loss)	194,928	145,919
Change in net unrealized appreciation (depreciation)	(353)	222,342
Net increase (decrease) in net assets resulting from operations	277,617	574,657
Distributions to shareholders from net investment income	(116,944)	(180,062)
Distributions to shareholders from net realized gain	-	(6,733)
Total distributions	(116,944)	(186,795)
Share transactions - net increase (decrease)	(868,576)	(322,762)
Redemption fees	147	1,721
Total increase (decrease) in net assets	(707,756)	66,821

Net Assets
Beginning of period	2,942,047	2,875,226
End of period (including undistributed net investment income of $45,438 and undistributed net investment income of $79,340, respectively)	$ 2,234,291	$ 2,942,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.299	.650	.587	.712	.677	.673
Net realized and unrealized gain (loss)	.700	1.185	2.033	(4.326)	.629	.500
Total from investment operations	.999	1.835	2.620	(3.614)	1.306	1.173
Distributions from net investment income	(.400)	(.550)	(.465)	(.650)	(.708)	(.644)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.400)	(.570)	(.465)	(.650)	(.708)	(.674)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.47	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10
Total Return B,C,D	10.35%	22.06%	43.51%	(35.41)%	13.22%	12.62%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of all reductions	1.03% A	1.03%	1.07%	1.07%	1.02%	.98%
Net investment income (loss)	5.95% A	7.03%	8.68%	7.64%	6.36%	6.83%
Supplemental Data
Net assets, end of period (in millions)	$ 790	$ 722	$ 703	$ 519	$ 823	$ 583
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Income from Investment Operations
Net investment income (loss) E	.301	.653	.586	.722	.680	.670
Net realized and unrealized gain (loss)	.698	1.193	2.046	(4.344)	.626	.507
Total from investment operations	.999	1.846	2.632	(3.622)	1.306	1.177
Distributions from net investment income	(.400)	(.551)	(.467)	(.652)	(.708)	(.638)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.400)	(.571)	(.467)	(.652)	(.708)	(.668)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.52	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14
Total Return B,C,D	10.31%	22.09%	43.50%	(35.36)%	13.16%	12.62%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of all reductions	1.02% A	1.02%	1.05%	1.04%	1.02%	1.04%
Net investment income (loss)	5.96% A	7.04%	8.70%	7.67%	6.36%	6.77%
Supplemental Data
Net assets, end of period (in millions)	$ 645	$ 645	$ 678	$ 542	$ 1,138	$ 1,083
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Income from Investment Operations
Net investment income (loss) E	.262	.581	.532	.652	.599	.597
Net realized and unrealized gain (loss)	.691	1.180	2.033	(4.309)	.621	.501
Total from investment operations	.953	1.761	2.565	(3.657)	1.220	1.098
Distributions from net investment income	(.364)	(.486)	(.420)	(.587)	(.632)	(.569)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.364)	(.506)	(.420)	(.587)	(.632)	(.599)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.41	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06
Total Return B,C,D	9.92%	21.20%	42.62%	(35.83)%	12.36%	11.82%
Ratios to Average Net Assets F,H
Expenses before reductions	1.76% A	1.74%	1.76%	1.77%	1.74%	1.74%
Expenses net of fee waivers, if any	1.76% A	1.74%	1.75%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.75% A	1.74%	1.75%	1.75%	1.74%	1.74%
Net investment income (loss)	5.23% A	6.32%	8.00%	6.96%	5.64%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 52	$ 65	$ 59	$ 141	$ 202
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.261	.581	.536	.645	.595	.592
Net realized and unrealized gain (loss)	.701	1.186	2.025	(4.318)	.629	.500
Total from investment operations	.962	1.767	2.561	(3.673)	1.224	1.092
Distributions from net investment income	(.363)	(.482)	(.416)	(.581)	(.626)	(.563)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.363)	(.502)	(.416)	(.581)	(.626)	(.593)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.46	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09
Total Return B,C,D	9.96%	21.20%	42.32%	(35.83)%	12.37%	11.72%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of all reductions	1.78% A	1.77%	1.81%	1.81%	1.79%	1.80%
Net investment income (loss)	5.20% A	6.29%	7.94%	6.90%	5.59%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 192	$ 186	$ 185	$ 131	$ 237	$ 198
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Income from Investment Operations
Net investment income (loss) D	.300	.642	.570	.701	.673	.665
Net realized and unrealized gain (loss)	.663	1.128	1.949	(4.140)	.607	.485
Total from investment operations	.963	1.770	2.519	(3.439)	1.280	1.150
Distributions from net investment income	(.414)	(.575)	(.484)	(.675)	(.732)	(.661)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.414)	(.595)	(.484)	(.675)	(.732)	(.691)
Redemption fees added to paid in capital D	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.95	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74
Total Return B,C	10.50%	22.33%	43.81%	(35.17)%	13.46%	12.83%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.78%	.81%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.80%	.80%	.81%
Expenses net of all reductions	.77% A	.78%	.81%	.80%	.80%	.81%
Net investment income (loss)	6.22% A	7.28%	8.94%	7.91%	6.58%	6.99%
Supplemental Data
Net assets, end of period (in millions)	$ 560	$ 1,336	$ 1,245	$ 1,190	$ 1,202	$ 610
Portfolio turnover rate F	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 229,233
Gross unrealized depreciation	(158,424)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,809

Tax cost	$ 2,179,094

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,058,089 and $1,908,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 937	$ 30
Class T	-%	.25%	804	16
Class B	.65%	.25%	225	163
Class C	.75%	.25%	939	87
			$ 2,905	$ 296

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	8
Class B*	43
Class C*	6
$ 72

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 624.17
Class T	506.16
Class B	58.23
Class C	146.16
Institutional Class	885.15
	$ 2,219

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

Redemptions In-Kind. During the period, 92,060 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $900,347. The net realized gain of $85,792 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 29,327	$ 42,194
Class T	25,336	39,180
Class B	1,824	3,195
Class C	6,736	9,712
Institutional Class	53,721	85,781
Total	$ 116,944	$ 180,062
From net realized gain
Class A	$ -	$ 1,611
Class T	-	1,555
Class B	-	148
Class C	-	423
Institutional Class	-	2,996
Total	$ -	$ 6,733

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	11,664	27,181	$ 118,870	$ 255,873
Reinvestment of distributions	2,247	3,772	22,607	34,764
Shares redeemed	(11,624)	(39,539)	(118,043)	(364,969)
Net increase (decrease)	2,287	(8,586)	$ 23,434	$ (74,332)
Class T
Shares sold	5,194	10,014	$ 52,993	$ 92,905
Reinvestment of distributions	2,094	3,733	21,148	34,520
Shares redeemed	(11,097)	(27,138)	(112,951)	(250,148)
Net increase (decrease)	(3,809)	(13,391)	$ (38,810)	$ (122,723)
Class B
Shares sold	214	511	$ 2,140	$ 4,680
Reinvestment of distributions	123	251	1,233	2,296
Shares redeemed	(1,058)	(3,020)	(10,664)	(27,812)
Net increase (decrease)	(721)	(2,258)	$ (7,291)	$ (20,836)
Class C
Shares sold	1,569	3,113	$ 15,952	$ 28,694
Reinvestment of distributions	460	754	4,615	6,929
Shares redeemed	(2,523)	(6,495)	(25,526)	(59,691)
Net increase (decrease)	(494)	(2,628)	$ (4,959)	$ (24,068)
Institutional Class
Shares sold	18,082	43,361	$ 174,565	$ 382,987
Reinvestment of distributions	4,626	8,486	44,045	74,645
Shares redeemed	(108,633)A	(61,221)	(1,059,560)A	(538,435)
Net increase (decrease)	(85,925)	(9,374)	$ (840,950)	$ (80,803)

A Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Commitments.

The Fund has entered into a subscription agreement representing a commitment to purchase up to $1,925 of zero coupon convertible promissory notes (the "Notes"). The purchase commitment is expected to be funded in June 2011, and on or about the closing date, the Notes will be converted into an equity investment.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HY-USAN-0611
1.784886.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.04%
Actual		$ 1,000.00	$ 1,103.50	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,103.10	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.76%
Actual		$ 1,000.00	$ 1,099.20	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.07	$ 8.80
Class C	1.78%
Actual		$ 1,000.00	$ 1,099.60	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,105.00	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	3.3	2.5
GMAC LLC	2.8	1.2
International Lease Finance Corp.	2.2	2.8
Tenet Healthcare Corp.	2.0	1.7
Valeant Pharmaceuticals International	1.9	0.2
	12.2
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	9.8	8.7
Healthcare	9.4	4.4
Telecommunications	9.5	11.0
Electric Utilities	8.5	6.5
Diversified Financial Services	7.8	5.7
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.1%	AAA,AA,A 0.5%
BBB 0.3%	BBB 0.7%
BB 11.1%	BB 12.2%
B 39.1%	B 33.8%
CCC,CC,C 17.1%	CCC,CC,C 23.1%
Not Rated 4.4%	Not Rated 5.6%
Equities 24.7%	Equities 19.6%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Nonconvertible Bonds 61.1%		Nonconvertible Bonds 58.5%
	Convertible Bonds, Preferred Stocks 7.9%		Convertible Bonds, Preferred Stocks 7.4%
	Common Stocks 17.9%		Common Stocks 13.4%
	Floating Rate Loans 9.9%		Floating Rate Loans 16.2%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	11.2%	** Foreign investments	12.7%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.1%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	$ 3,692	$ 3,716
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	5,659	5,065
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	7,100	9,106
Telecommunications - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	6,160	6,399
TOTAL CONVERTIBLE BONDS		24,286
Nonconvertible Bonds - 61.1%
Aerospace - 1.6%
ADS Tactical, Inc. 11% 4/1/18 (f)	930	960
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)	955	1,005
7.125% 3/15/21 (f)	955	1,005
Sequa Corp.:
11.75% 12/1/15 (f)	14,243	15,382
13.5% 12/1/15 pay-in-kind (f)	10,873	11,961
TransDigm, Inc. 7.75% 12/15/18 (f)	4,555	4,908
		35,221
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	974	966
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,014	1,009
3.4345% 6/2/13 (g)	4,897	4,701
7.339% 4/19/14	1,151	1,151
Continental Airlines, Inc. 9.25% 5/10/17	1,847	1,920
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	17	17
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	0
9.875% 3/15/07 (a)	6,255	0
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,328	1,406
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	3,249	3,688
		14,858
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 1.3%
Accuride Corp. 9.5% 8/1/18	$ 376	$ 417
Exide Technologies 8.625% 2/1/18 (f)	1,189	1,274
Ford Motor Co. 7.45% 7/16/31	7,100	8,108
Ford Motor Credit Co. LLC 5.75% 2/1/21	3,774	3,859
General Motors Acceptance Corp. 8% 11/1/31	3,915	4,379
General Motors Corp.:
6.75% 5/1/28 (d)	547	9
7.125% 7/15/13 (d)	1,583	25
7.2% 1/15/11 (d)	3,997	201
7.4% 9/1/25 (d)	273	4
7.7% 4/15/16 (d)	980	19
8.25% 7/15/23 (d)	7,625	119
8.375% 7/15/33 (d)	23,416	452
Tenneco, Inc. 6.875% 12/15/20	3,362	3,454
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,242	1,360
7.25% 3/15/17 (f)	5,517	6,082
		29,762
Banks & Thrifts - 2.9%
Ally Financial, Inc. 6.25% 12/1/17 (f)	2,506	2,619
GMAC LLC:
8% 12/31/18	17,899	19,778
8% 11/1/31	23,792	26,766
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	13
		49,176
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
4.4% 5/15/11	3,781	3,781
4.9% 5/15/15	1,118	956
5% 3/15/12	7,100	7,118
5.5% 9/15/14	12,540	11,490
5.5% 12/15/16	1,938	1,424
Cumulus Media, Inc. 7.75% 5/1/19 (f)	1,360	1,360
Gray Television, Inc. 10.5% 6/29/15	1,317	1,421
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	3,277	3,286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Univision Communications, Inc.:
6.875% 5/15/19 (f)	$ 3,320	$ 3,328
7.875% 11/1/20 (f)	2,292	2,435
		36,599
Building Materials - 0.3%
Associated Materials LLC 9.125% 11/1/17 (f)	1,054	1,136
Building Materials Corp. of America 6.75% 5/1/21 (f)	4,370	4,446
Calcipar SA 6.875% 5/1/18 (f)	1,070	1,099
Masonite International Corp. 8.25% 4/15/21 (f)	870	890
		7,571
Cable TV - 1.3%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)	1,214	1,293
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	1,892	2,067
8.125% 4/30/20	4,516	5,024
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	1,583	1,674
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	9,145	11,031
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (f)	705	726
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	7,100	6,994
		28,809
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,346
Chemicals - 0.4%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	760	771
NOVA Chemicals Corp. 8.625% 11/1/19	3,550	4,074
Polymer Group, Inc. 7.75% 2/1/19 (f)	877	914
Solutia, Inc. 8.75% 11/1/17	856	950
TPC Group LLC 8.25% 10/1/17 (f)	1,189	1,272
		7,981
Consumer Products - 0.3%
Reddy Ice Corp. 11.25% 3/15/15	6,095	6,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.9%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	$ 646	$ 693
9.125% 10/15/20 (f)	2,279	2,530
Berry Plastics Corp. 5.028% 2/15/15 (g)	984	977
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)	2,954	3,035
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (f)	4,480	4,603
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)	1,551	1,613
9% 4/15/19 (f)	1,775	1,868
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)	2,144	2,214
8.25% 2/15/21 (f)	2,144	2,176
		19,709
Diversified Financial Services - 6.5%
Aircastle Ltd. 9.75% 8/1/18	1,065	1,201
CIT Group, Inc.:
6.625% 4/1/18 (f)	5,055	5,409
7% 5/1/15	16,561	16,809
7% 5/1/16	12,485	12,594
7% 5/1/17	39,075	39,365
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	10,650	10,996
Ineos Finance PLC 9% 5/15/15 (f)	1,754	1,914
International Lease Finance Corp.:
5.25% 1/10/13	4,093	4,177
5.625% 9/20/13	2,950	3,024
5.65% 6/1/14	351	358
5.875% 5/1/13	4,125	4,238
6.625% 11/15/13	10,401	10,843
6.75% 9/1/16 (f)	3,294	3,525
7.125% 9/1/18 (f)	10,309	11,159
8.25% 12/15/20	4,452	4,953
8.625% 9/15/15 (f)	6,092	6,777
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	2,364	2,479
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)	4,970	5,492
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
8% 3/25/20	$ 2,425	$ 2,674
8.45% 6/15/18	7,260	8,240
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	5,080	5,842
		162,069
Diversified Media - 1.2%
Checkout Holding Corp. 0% 11/15/15 (f)	8,930	5,849
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	1,012	1,125
Series B, 9.25% 12/15/17	4,047	4,502
Entravision Communication Corp. 8.75% 8/1/17	2,169	2,310
Lamar Media Corp. 7.875% 4/15/18	1,810	1,946
Liberty Media Corp.:
8.25% 2/1/30	469	455
8.5% 7/15/29	529	518
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)	4,395	4,736
11.5% 5/1/16	2,313	2,738
11.625% 2/1/14	1,424	1,680
		25,859
Electric Utilities - 5.7%
Calpine Corp.:
7.5% 2/15/21 (f)	10,650	11,236
7.875% 1/15/23 (f)	18,701	19,917
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)	1,265	1,278
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,548
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	15,332	16,482
11% 10/1/21 (f)	10,347	10,096
GenOn Escrow Corp. 9.875% 10/15/20 (f)	3,110	3,343
Intergen NV 9% 6/30/17 (f)	23,189	25,160
Mirant Americas Generation LLC 8.5% 10/1/21	10,565	11,120
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (f)	4,572	5,144
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)	2,705	2,766
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 7,735	$ 6,768
6.5% 11/15/24	5,691	3,073
6.55% 11/15/34	4,295	2,287
		128,218
Energy - 4.7%
Anadarko Petroleum Corp. 6.95% 6/15/19	2,702	3,116
ATP Oil & Gas Corp. 11.875% 5/1/15	12,620	13,156
Calfrac Holdings LP 7.5% 12/1/20 (f)	2,002	2,097
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (f)	945	988
Covanta Holding Corp. 7.25% 12/1/20	2,684	2,871
Edgen Murray Corp. 12.25% 1/15/15	9,652	9,749
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,604
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (f)	2,515	2,597
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,190	9,961
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)	2,435	2,417
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)	1,200	1,275
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,174	10,784
LINN Energy LLC 8.625% 4/15/20	6,212	6,864
Offshore Group Investment Ltd. 11.5% 8/1/15	3,923	4,394
Petroleum Development Corp. 12% 2/15/18	5,637	6,384
Precision Drilling Corp. 6.625% 11/15/20 (f)	2,205	2,293
Pride International, Inc. 6.875% 8/15/20	1,839	2,128
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (f)	1,950	2,184
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	3,493	3,720
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,377
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)	873	930
Venoco, Inc. 11.5% 10/1/17	5,041	5,596
Western Refining, Inc. 11.25% 6/15/17 (f)	7,100	8,023
		104,508
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	1,484	1,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	$ 1,225	$ 1,387
Food & Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	15,867	16,145
9.5% 6/15/17	12,514	11,607
Tops Markets LLC 10.125% 10/15/15	3,504	3,776
		31,528
Gaming - 2.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (f)	4,150	4,264
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (f)	3,035	3,164
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,447
MCE Finance Ltd. 10.25% 5/15/18	6,124	7,111
MGM Mirage, Inc.:
6.625% 7/15/15	9,379	9,027
6.875% 4/1/16	820	771
7.5% 6/1/16	8,463	8,209
11.125% 11/15/17	3,262	3,800
MGM Resorts International 9% 3/15/20	2,258	2,518
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1
7.75% 8/15/16 (d)	6,150	1
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)	330	337
		45,650
Healthcare - 6.5%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,303
Aviv Healthcare Properties LP 7.75% 2/15/19 (f)	1,806	1,896
DaVita, Inc.:
6.375% 11/1/18	2,439	2,497
6.625% 11/1/20	2,109	2,164
Giant Funding Corp. 8.25% 2/1/18 (f)	2,733	2,835
HCA Holdings, Inc. 7.75% 5/15/21 (f)	32,206	33,736
HCA, Inc. 9.875% 2/15/17	1,047	1,173
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)	7,475	7,587
Multiplan, Inc. 9.875% 9/1/18 (f)	4,604	4,984
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (f)	2,631	2,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)	$ 1,416	$ 1,430
10.75% 10/15/15	1,218	1,346
Tenet Healthcare Corp.:
6.875% 11/15/31	11,513	9,498
8.875% 7/1/19	4,434	4,999
UHS Escrow Corp. 7% 10/1/18 (f)	561	582
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	11,009	11,009
6.75% 10/1/17 (f)	1,782	1,782
6.75% 8/15/21 (f)	13,697	13,320
7% 10/1/20 (f)	2,375	2,333
7.25% 7/15/22 (f)	12,884	12,659
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (f)	2,151	2,248
Vanguard Health Systems, Inc. 0% 2/1/16 (f)	7,260	4,701
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	18,239	19,333
		146,079
Homebuilders/Real Estate - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,269
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	5,698	4,330
Realogy Corp. 7.875% 2/15/19 (f)	3,042	3,072
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	905	946
		9,617
Insurance - 0.2%
UnumProvident Corp.:
6.75% 12/15/28	3,418	3,340
7.19% 2/1/28	813	797
USI Holdings Corp. 9.75% 5/15/15 (f)	1,100	1,128
		5,265
Leisure - 0.1%
NCL Corp. Ltd. 9.5% 11/15/18 (f)	788	843
Vail Resorts, Inc. 6.5% 5/1/19 (f)	1,230	1,255
		2,098
Metals/Mining - 1.5%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)	1,215	1,258
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)	12,972	13,329
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
6.875% 2/1/18 (f)	$ 7,075	$ 7,446
7% 11/1/15 (f)	4,956	5,210
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)	645	658
Novelis, Inc. 8.375% 12/15/17	2,922	3,214
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)	1,857	1,959
		33,074
Paper - 0.6%
ABI Escrow Corp. 10.25% 10/15/18 (f)	6,667	7,400
Clearwater Paper Corp. 7.125% 11/1/18 (f)	664	697
Mercer International, Inc. 9.5% 12/1/17	1,668	1,831
Sappi Papier Holding AG 6.625% 4/15/21 (f)	555	559
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0544% 8/1/14 (g)	1,285	1,237
8.75% 2/1/19 (f)	1,952	2,020
		13,744
Publishing/Printing - 0.6%
Cadmus Communications Corp. 8.375% 6/15/14	2,315	2,167
Cenveo Corp. 7.875% 12/1/13	8,215	8,092
Sheridan Group, Inc. 12.5% 4/15/14 (f)	2,720	2,611
		12,870
Restaurants - 0.2%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,005	1,080
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)	2,872	3,102
		4,182
Services - 1.0%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(g)	3,045	3,121
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	3,768	3,853
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	8,829	9,072
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(g)	7,100	7,562
		23,608
Shipping - 1.6%
CEVA Logistics:
8.375% 12/1/17 (f)	11,811	12,224
11.5% 4/1/18 (f)	7,277	7,932
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)	$ 2,339	$ 2,351
8.875% 11/1/17	1,903	2,058
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)	750	767
Swift Services Holdings, Inc. 10% 11/15/18 (f)	4,303	4,723
Western Express, Inc. 12.5% 4/15/15 (f)	5,370	5,370
		36,883
Steel - 0.1%
Aperam:
7.375% 4/1/16 (f)	675	704
7.75% 4/1/18 (f)	555	579
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	1,562	1,632
		2,915
Super Retail - 1.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	726
8.375% 11/15/20 (f)	788	825
Limited Brands, Inc. 6.625% 4/1/21	4,395	4,549
Michaels Stores, Inc. 7.75% 11/1/18 (f)	2,265	2,327
NBC Acquisition Corp. 11% 3/15/13	4,683	539
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)	4,544	4,908
Sonic Automotive, Inc. 9% 3/15/18	1,274	1,366
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,550	4,034
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	4,519	4,864
		24,138
Technology - 5.8%
Avaya, Inc.:
7% 4/1/19 (f)	8,502	8,396
9.75% 11/1/15	2,609	2,687
10.125% 11/1/15 pay-in-kind (g)	10,805	11,157
CDW Escrow Corp.:
8.5% 4/1/19 (f)	5,430	5,484
8.5% 4/1/19 (f)	2,775	2,803
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)	2,915	3,112
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (g)	5,495	5,770
Eastman Kodak Co.:
9.75% 3/1/18 (f)	3,175	3,112
10.625% 3/15/19 (f)	2,665	2,692
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp. 7.375% 6/15/19 (f)	$ 4,865	$ 4,950
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	5,222	5,783
10.125% 12/15/16	6,008	6,444
10.125% 3/15/18 (f)	12,811	14,460
Lucent Technologies, Inc.:
6.45% 3/15/29	20,700	18,837
6.5% 1/15/28	5,280	4,805
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18	1,516	1,706
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (f)	1,956	2,259
10% 7/15/13 (f)	6,514	7,296
Spansion LLC:
7.875% 11/15/17 (f)	1,601	1,641
11.25% 1/15/16 (d)(f)	15,415	3,959
SS&C Technologies, Inc. 11.75% 12/1/13	1,099	1,137
SunGard Data Systems, Inc. 7.625% 11/15/20 (f)	2,403	2,490
Telcordia Technologies, Inc. 11% 5/1/18 (f)	2,368	2,664
Terremark Worldwide, Inc. 9.5% 11/15/13 (f)	2,244	2,289
Viasystems, Inc. 12% 1/15/15 (f)	2,929	3,288
		129,221
Telecommunications - 8.1%
Citizens Communications Co. 7.875% 1/15/27	4,949	4,726
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	11,136	12,110
Clearwire Escrow Corp. 12% 12/1/15 (f)	7,892	8,583
Digicel Group Ltd.:
8.875% 1/15/15 (f)	18,155	18,836
10.5% 4/15/18 (f)	1,573	1,809
Frontier Communications Corp. 8.25% 4/15/17	3,958	4,299
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)	14,765	15,005
7.5% 4/1/21 (f)	8,085	8,247
Muzak LLC 15% 7/31/14 pay-in-kind	2,997	2,898
Nextel Communications, Inc. 7.375% 8/1/15	15,198	15,312
NII Capital Corp. 7.625% 4/1/21	8,685	9,119
Sprint Capital Corp.:
6.875% 11/15/28	20,033	19,207
6.9% 5/1/19	16,951	17,799
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp. 6% 12/1/16	$ 25,599	$ 25,951
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	2,581	2,729
11.75% 7/15/17 (f)	7,100	8,254
Windstream Corp. 7.5% 4/1/23 (f)	5,506	5,561
		180,445
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20	3,994	3,954
TOTAL NONCONVERTIBLE BONDS		1,366,271
TOTAL CORPORATE BONDS (Cost $1,315,339)		1,390,557
Common Stocks - 17.9%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	841,881	8,739
Automotive - 4.2%
Accuride Corp. (a)	538,966	7,465
Accuride Corp. (a)(f)	25,458	353
Dana Holding Corp. (a)	710,000	12,901
Delphi Corp. Class B (a)	800	17,140
Exide Technologies (a)	1,775,000	17,821
General Motors Co.	149,261	4,790
General Motors Co.:
warrants 7/10/16 (a)	135,690	3,144
warrants 7/10/19 (a)	135,690	2,415
Tenneco, Inc. (a)	204,200	9,436
TRW Automotive Holdings Corp. (a)	337,100	19,235
		94,700
Banks & Thrifts - 0.4%
Bank of America Corp.	826,634	10,151
Washington Mutual, Inc. (a)(h)	505,500	20
		10,171
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,378
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.0%
Nortek, Inc. (a)	895	$ 38
Chemicals - 2.0%
Huntsman Corp.	400,400	8,348
LyondellBasell Industries NV Class A	367,079	16,335
PolyOne Corp.	500,000	7,240
TPC Group, Inc. (a)	5,297	209
Tronox, Inc.	35,922	4,995
Westlake Chemical Corp.	125,000	8,206
		45,333
Consumer Products - 0.3%
Sealy Corp., Inc. (a)(e)	2,421,636	6,393
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	3,976
Electric Utilities - 1.0%
AES Corp. (a)	1,652,509	21,879
Energy - 1.6%
El Paso Corp.	900,927	17,487
Kinder Morgan Holding Co. LLC	276,700	7,908
Kodiak Oil & Gas Corp. (a)(e)	1,564,251	10,981
		36,376
Gaming - 0.6%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(e)	1,277,625	13,722
Healthcare - 2.5%
Catalyst Health Solutions, Inc. (a)	113,900	6,784
Express Scripts, Inc. (a)	300,000	17,022
Kinetic Concepts, Inc. (a)	71,000	4,191
Tenet Healthcare Corp. (a)	4,057,534	28,119
		56,116
Homebuilders/Real Estate - 0.1%
Sabra Health Care REIT, Inc.	107,889	1,815
Leisure - 0.6%
Cedar Fair LP (depository unit)	710,000	13,490
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(h)	332,878	1,748
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	182,417	91
		1,839
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0
Common Stocks - continued
	Shares	Value (000s)
Super Retail - 0.8%
AerCap Holdings NV (a)	710,000	$ 10,167
Macy's, Inc.	284,000	6,790
		16,957
Technology - 2.9%
Amkor Technology, Inc. (a)(e)	815,700	5,465
Cisco Systems, Inc.	355,000	6,234
Eastman Kodak Co. (a)(e)	2,000,000	5,560
Facebook, Inc. Class B (a)(h)	82,158	2,054
Flextronics International Ltd. (a)	2,397,300	16,709
Hewlett-Packard Co.	177,500	7,166
JDA Software Group, Inc. (a)	33,276	1,090
Spansion, Inc. Class A (a)	563,444	11,100
Viasystems Group, Inc. (a)	60,987	1,592
Xerox Corp.	710,000	7,164
		64,134
Telecommunications - 0.1%
DigitalGlobe, Inc. (a)	65,090	1,888
ICO Global Communications Holdings Ltd. Class A (a)	37,472	108
		1,996
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	42,253	357
TOTAL COMMON STOCKS (Cost $379,910)		399,409
Preferred Stocks - 6.8%

Convertible Preferred Stocks - 4.3%
Automotive - 0.6%
General Motors Co. 4.75%	261,000	13,000
Banks & Thrifts - 1.7%
Bank of America Corp. Series L, 7.25%	8,155	8,514
Wells Fargo & Co. 7.50%	28,309	30,559
		39,073
Diversified Financial Services - 0.6%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (f)	335,000	4,523
Citigroup, Inc. 7.50%	66,200	8,609
		13,132
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Electric Utilities - 0.3%
PPL Corp.:
8.75%	96,400	$ 5,145
9.50%	44,400	2,517
		7,662
Energy - 0.1%
Apache Corp. 6.00%	21,900	1,541
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	5,552
Homebuilders/Real Estate - 0.4%
Health Care REIT, Inc. 6.50%	147,600	7,970
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	165,700	9,345
TOTAL CONVERTIBLE PREFERRED STOCKS		97,275
Nonconvertible Preferred Stocks - 2.5%
Banks & Thrifts - 0.7%
GMAC LLC 7.00% (f)	16,214	15,079
Consumer Products - 1.1%
Revlon, Inc. Series A 12.75%	4,464,520	25,492
Diversified Financial Services - 0.7%
GMAC Capital Trust I 8.125%	557,547	14,474
Diversified Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	103,292	129
TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,174
TOTAL PREFERRED STOCKS (Cost $187,324)		152,449
Floating Rate Loans - 9.9%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5038% 12/3/14 (g)	$ 10,268	10,165
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7126% 3/23/14 (g)	6,850	6,327
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 1.5%
Univision Communications, Inc. term loan 4.4614% 3/31/17 (g)	$ 34,232	$ 33,462
Cable TV - 0.5%
CCO Holdings, LLC Tranche 3LN, term loan 2.7114% 9/6/14 (g)	11,089	10,950
Chemicals - 0.2%
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (g)	4,054	4,089
Electric Utilities - 1.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (g)	42,594	34,129
Food/Beverage/Tobacco - 0.4%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/14/18 (g)	8,915	8,826
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (g)	3,477	3,690
Healthcare - 0.2%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/26/18 (g)	3,320	3,332
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (g)	1,085	1,080
		4,412
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4935% 10/10/16 (g)	492	462
term loan 4.5615% 10/10/16 (g)	8,917	8,382
		8,844
Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/19/17 (g)	8,525	8,589
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)(g)	8,620	0*
Restaurants - 0.7%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (g)	1,430	1,403
term loan 2.5% 6/14/14 (g)	14,364	14,094
		15,497
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.2%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (g)	$ 306	$ 300
EGL term loan 3.2728% 11/4/13 (g)	3,033	2,972
term loan 3.2728% 11/4/13 (g)	368	360
		3,632
Specialty Retailing - 0.2%
Eddie Bauer Holdings, Inc. term loan 4/1/14 (d)(g)	646	45
Michaels Stores, Inc. Tranche B1, term loan 2.5841% 10/31/13 (g)	5,497	5,455
		5,500
Super Retail - 0.6%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (g)	7,183	7,165
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (g)	6,885	6,963
		14,128
Technology - 1.1%
First Data Corp. Tranche B1, term loan 2.9626% 9/24/14 (g)	5,575	5,303
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (g)	13,417	13,417
Kronos, Inc. Tranche 2LN, term loan 6.057% 6/11/15 (g)	3,521	3,503
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (g)	3,123	3,217
		25,440
Telecommunications - 1.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (g)	5,720	5,763
Asurion Corp. Tranche 2LN, term loan 6.7314% 7/3/15 (g)	15,192	15,154
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	2,224	2,261
		23,178
TOTAL FLOATING RATE LOANS (Cost $223,397)		220,858
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	67,310,826	$ 67,311
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,318,500	19,319
TOTAL MONEY MARKET FUNDS (Cost $86,630)		86,630
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,192,600)		2,249,903
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(15,612)
NET ASSETS - 100%		$ 2,234,291

* Amount represents less than $1,000

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $682,521,000 or 30.5% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,270,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Facebook, Inc. Class B	3/31/11	$ 2,054
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 9,882
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 52
Washington Mutual, Inc.	10/3/08	$ 77
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	9
Total	$ 95
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 39,360	$ -	$ 57,457	$ -	$ -
Sealy Corp., Inc.	15,780	-	9,855	-	-
Total	$ 55,140	$ -	$ 67,312	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,540	$ 130,075	$ 18,888	$ 577
Consumer Staples	25,492	-	-	25,492
Energy	37,917	37,917	-	-
Financials	101,714	74,142	27,572	-
Health Care	61,668	56,116	5,552	-
Industrials	28,650	28,650	-	-
Information Technology	58,574	56,520	-	2,054
Materials	58,654	49,683	4,995	3,976
Telecommunication Services	108	108	-	-
Utilities	29,541	24,396	5,145	-
Corporate Bonds	1,390,557	-	1,375,658	14,899
Floating Rate Loans	220,858	-	220,813	45
Money Market Funds	86,630	86,630	-	-
Total Investments in Securities:	$ 2,249,903	$ 544,237	$ 1,658,623	$ 47,043
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 625
Total Realized Gain (Loss)	(13,780)
Total Unrealized Gain (Loss)	14,053
Cost of Purchases	-
Proceeds of Sales	(321)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 577
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 121
Equities - Consumer Staples
Beginning Balance	$ 25,537
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(45)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (45)
Equities - Information Technology
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,054
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,054
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Other Information - continued
(Amounts in thousands)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 3,327
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	649
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,976
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 648
Equities - Telecommunication Services
Beginning Balance	$ 694
Total Realized Gain (Loss)	(4,096)
Total Unrealized Gain (Loss)	3,724
Cost of Purchases	-
Proceeds of Sales	(322)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Corporate Bonds
Beginning Balance	$ 16,878
Total Realized Gain (Loss)	(731)
Total Unrealized Gain (Loss)	(10,250)
Cost of Purchases	29,261
Proceeds of Sales	(19,411)
Amortization/Accretion	(849)
Transfers in to Level 3	1
Transfers out of Level 3	-
Ending Balance	$ 14,899
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (10,252)
Other Information - continued
(Amounts in thousands)
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 81
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	-
Proceeds of Sales	(32)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Netherlands	2.7%
Cayman Islands	1.5%
Australia	1.2%
Canada	1.2%
United Kingdom	1.2%
Luxembourg	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $643,389,000 of which $132,110,000 and $511,279,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,810) - See accompanying schedule: Unaffiliated issuers (cost $2,105,970)	$ 2,163,273
Fidelity Central Funds (cost $86,630)	86,630
Total Investments (cost $2,192,600)		$ 2,249,903
Receivable for investments sold		12,167
Receivable for fund shares sold		4,693
Dividends receivable		490
Interest receivable		31,268
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		3
Other receivables		85
Total assets		2,298,620

Liabilities
Payable to custodian bank	$ 112
Payable for investments purchased	36,888
Payable for fund shares redeemed	4,050
Distributions payable	1,840
Accrued management fee	1,043
Distribution and service plan fees payable	490
Other affiliated payables	378
Other payables and accrued expenses	209
Collateral on securities loaned, at value	19,319
Total liabilities		64,329

Net Assets		$ 2,234,291
Net Assets consist of:
Paid in capital		$ 2,578,739
Undistributed net investment income		45,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(447,076)
Net unrealized appreciation (depreciation) on investments		57,190
Net Assets		$ 2,234,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($789,962 ÷ 75,424 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class T: Net Asset Value and redemption price per share ($644,629 ÷ 61,277 shares)	$ 10.52

Maximum offering price per share (100/96.00 of $10.52)	$ 10.96
Class B: Net Asset Value and offering price per share ($47,757 ÷ 4,587 shares)A	$ 10.41

Class C: Net Asset Value and offering price per share ($192,179 ÷ 18,377 shares)A	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($559,764 ÷ 56,266 shares)	$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 5,029
Interest		91,540
Income from Fidelity Central Funds		95
Total income		96,664

Expenses
Management fee	$ 7,883
Transfer agent fees	2,219
Distribution and service plan fees	2,905
Accounting and security lending fees	449
Custodian fees and expenses	29
Independent trustees' compensation	8
Registration fees	79
Audit	40
Legal	43
Miscellaneous	15
Total expenses before reductions	13,670
Expense reductions	(48)	13,622
Net investment income (loss)		83,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,082
Redemption in-kind with affiliated entities	85,792
Other affiliated issuers	21,052
Foreign currency transactions	2
Total net realized gain (loss)		194,928
Change in net unrealized appreciation (depreciation) on investment securities		(353)
Net gain (loss)		194,575
Net increase (decrease) in net assets resulting from operations		$ 277,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,042	$ 206,396
Net realized gain (loss)	194,928	145,919
Change in net unrealized appreciation (depreciation)	(353)	222,342
Net increase (decrease) in net assets resulting from operations	277,617	574,657
Distributions to shareholders from net investment income	(116,944)	(180,062)
Distributions to shareholders from net realized gain	-	(6,733)
Total distributions	(116,944)	(186,795)
Share transactions - net increase (decrease)	(868,576)	(322,762)
Redemption fees	147	1,721
Total increase (decrease) in net assets	(707,756)	66,821

Net Assets
Beginning of period	2,942,047	2,875,226
End of period (including undistributed net investment income of $45,438 and undistributed net investment income of $79,340, respectively)	$ 2,234,291	$ 2,942,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.299	.650	.587	.712	.677	.673
Net realized and unrealized gain (loss)	.700	1.185	2.033	(4.326)	.629	.500
Total from investment operations	.999	1.835	2.620	(3.614)	1.306	1.173
Distributions from net investment income	(.400)	(.550)	(.465)	(.650)	(.708)	(.644)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.400)	(.570)	(.465)	(.650)	(.708)	(.674)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.47	$ 9.87	$ 8.60	$ 6.44	$ 10.70	$ 10.10
Total Return B,C,D	10.35%	22.06%	43.51%	(35.41)%	13.22%	12.62%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.07%	1.07%	1.02%	.98%
Expenses net of all reductions	1.03% A	1.03%	1.07%	1.07%	1.02%	.98%
Net investment income (loss)	5.95% A	7.03%	8.68%	7.64%	6.36%	6.83%
Supplemental Data
Net assets, end of period (in millions)	$ 790	$ 722	$ 703	$ 519	$ 823	$ 583
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Income from Investment Operations
Net investment income (loss) E	.301	.653	.586	.722	.680	.670
Net realized and unrealized gain (loss)	.698	1.193	2.046	(4.344)	.626	.507
Total from investment operations	.999	1.846	2.632	(3.622)	1.306	1.177
Distributions from net investment income	(.400)	(.551)	(.467)	(.652)	(.708)	(.638)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.400)	(.571)	(.467)	(.652)	(.708)	(.668)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.52	$ 9.92	$ 8.64	$ 6.47	$ 10.74	$ 10.14
Total Return B,C,D	10.31%	22.09%	43.50%	(35.36)%	13.16%	12.62%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.05%	1.04%	1.02%	1.04%
Expenses net of all reductions	1.02% A	1.02%	1.05%	1.04%	1.02%	1.04%
Net investment income (loss)	5.96% A	7.04%	8.70%	7.67%	6.36%	6.77%
Supplemental Data
Net assets, end of period (in millions)	$ 645	$ 645	$ 678	$ 542	$ 1,138	$ 1,083
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Income from Investment Operations
Net investment income (loss) E	.262	.581	.532	.652	.599	.597
Net realized and unrealized gain (loss)	.691	1.180	2.033	(4.309)	.621	.501
Total from investment operations	.953	1.761	2.565	(3.657)	1.220	1.098
Distributions from net investment income	(.364)	(.486)	(.420)	(.587)	(.632)	(.569)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.364)	(.506)	(.420)	(.587)	(.632)	(.599)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.41	$ 9.82	$ 8.56	$ 6.41	$ 10.65	$ 10.06
Total Return B,C,D	9.92%	21.20%	42.62%	(35.83)%	12.36%	11.82%
Ratios to Average Net Assets F,H
Expenses before reductions	1.76% A	1.74%	1.76%	1.77%	1.74%	1.74%
Expenses net of fee waivers, if any	1.76% A	1.74%	1.75%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.75% A	1.74%	1.75%	1.75%	1.74%	1.74%
Net investment income (loss)	5.23% A	6.32%	8.00%	6.96%	5.64%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 52	$ 65	$ 59	$ 141	$ 202
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.261	.581	.536	.645	.595	.592
Net realized and unrealized gain (loss)	.701	1.186	2.025	(4.318)	.629	.500
Total from investment operations	.962	1.767	2.561	(3.673)	1.224	1.092
Distributions from net investment income	(.363)	(.482)	(.416)	(.581)	(.626)	(.563)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.363)	(.502)	(.416)	(.581)	(.626)	(.593)
Redemption fees added to paid in capital E	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 10.46	$ 9.86	$ 8.59	$ 6.44	$ 10.69	$ 10.09
Total Return B,C,D	9.96%	21.20%	42.32%	(35.83)%	12.37%	11.72%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.81%	1.81%	1.79%	1.80%
Expenses net of all reductions	1.78% A	1.77%	1.81%	1.81%	1.79%	1.80%
Net investment income (loss)	5.20% A	6.29%	7.94%	6.90%	5.59%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 192	$ 186	$ 185	$ 131	$ 237	$ 198
Portfolio turnover rate G	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Income from Investment Operations
Net investment income (loss) D	.300	.642	.570	.701	.673	.665
Net realized and unrealized gain (loss)	.663	1.128	1.949	(4.140)	.607	.485
Total from investment operations	.963	1.770	2.519	(3.439)	1.280	1.150
Distributions from net investment income	(.414)	(.575)	(.484)	(.675)	(.732)	(.661)
Distributions from net realized gain	-	(.020)	-	-	-	(.030)
Total distributions	(.414)	(.595)	(.484)	(.675)	(.732)	(.691)
Redemption fees added to paid in capital D	.001	.005	.005	.004	.002	.001
Net asset value, end of period	$ 9.95	$ 9.40	$ 8.22	$ 6.18	$ 10.29	$ 9.74
Total Return B,C	10.50%	22.33%	43.81%	(35.17)%	13.46%	12.83%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.78%	.81%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.80%	.80%	.81%
Expenses net of all reductions	.77% A	.78%	.81%	.80%	.80%	.81%
Net investment income (loss)	6.22% A	7.28%	8.94%	7.91%	6.58%	6.99%
Supplemental Data
Net assets, end of period (in millions)	$ 560	$ 1,336	$ 1,245	$ 1,190	$ 1,202	$ 610
Portfolio turnover rate F	80% A	53%	49%	45%	35%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 229,233
Gross unrealized depreciation	(158,424)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,809

Tax cost	$ 2,179,094

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

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4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,058,089 and $1,908,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 937	$ 30
Class T	-%	.25%	804	16
Class B	.65%	.25%	225	163
Class C	.75%	.25%	939	87
			$ 2,905	$ 296

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	8
Class B*	43
Class C*	6
$ 72

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 624.17
Class T	506.16
Class B	58.23
Class C	146.16
Institutional Class	885.15
	$ 2,219

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

Redemptions In-Kind. During the period, 92,060 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $900,347. The net realized gain of $85,792 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 29,327	$ 42,194
Class T	25,336	39,180
Class B	1,824	3,195
Class C	6,736	9,712
Institutional Class	53,721	85,781
Total	$ 116,944	$ 180,062
From net realized gain
Class A	$ -	$ 1,611
Class T	-	1,555
Class B	-	148
Class C	-	423
Institutional Class	-	2,996
Total	$ -	$ 6,733

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	11,664	27,181	$ 118,870	$ 255,873
Reinvestment of distributions	2,247	3,772	22,607	34,764
Shares redeemed	(11,624)	(39,539)	(118,043)	(364,969)
Net increase (decrease)	2,287	(8,586)	$ 23,434	$ (74,332)
Class T
Shares sold	5,194	10,014	$ 52,993	$ 92,905
Reinvestment of distributions	2,094	3,733	21,148	34,520
Shares redeemed	(11,097)	(27,138)	(112,951)	(250,148)
Net increase (decrease)	(3,809)	(13,391)	$ (38,810)	$ (122,723)
Class B
Shares sold	214	511	$ 2,140	$ 4,680
Reinvestment of distributions	123	251	1,233	2,296
Shares redeemed	(1,058)	(3,020)	(10,664)	(27,812)
Net increase (decrease)	(721)	(2,258)	$ (7,291)	$ (20,836)
Class C
Shares sold	1,569	3,113	$ 15,952	$ 28,694
Reinvestment of distributions	460	754	4,615	6,929
Shares redeemed	(2,523)	(6,495)	(25,526)	(59,691)
Net increase (decrease)	(494)	(2,628)	$ (4,959)	$ (24,068)
Institutional Class
Shares sold	18,082	43,361	$ 174,565	$ 382,987
Reinvestment of distributions	4,626	8,486	44,045	74,645
Shares redeemed	(108,633)A	(61,221)	(1,059,560)A	(538,435)
Net increase (decrease)	(85,925)	(9,374)	$ (840,950)	$ (80,803)

A Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Commitments.

The Fund has entered into a subscription agreement representing a commitment to purchase up to $1,925 of zero coupon convertible promissory notes (the "Notes"). The purchase commitment is expected to be funded in June 2011, and on or about the closing date, the Notes will be converted into an equity investment.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HYI-USAN-0611
1.784887.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.05%
Actual		$ 1,000.00	$ 1,054.40	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class T	1.08%
Actual		$ 1,000.00	$ 1,054.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.75%
Actual		$ 1,000.00	$ 1,050.90	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.80%
Actual		$ 1,000.00	$ 1,050.60	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,055.30	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	2.6	1.5
Ford Motor Credit Co. LLC	2.3	2.1
International Lease Finance Corp.	1.8	2.2
HCA, Inc.	1.8	1.7
Nextel Communications, Inc.	1.5	1.5
	10.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.7	12.9
Energy	8.6	7.7
Technology	8.4	6.0
Diversified Financial Services	7.1	6.2
Healthcare	7.0	5.9
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.5%	AAA,AA,A 0.0%
BBB 2.9%	BBB 3.1%
BB 29.4%	BB 29.0%
B 47.1%	B 46.8%
CCC,CC,C 11.1%	CCC,CC,C 13.3%
Not Rated 3.2%	Not Rated 2.3%
Equities 0.7%	Equities 0.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Nonconvertible Bonds 87.4%		Nonconvertible Bonds 88.5%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 1.0%
	Floating Rate Loans 6.8%		Floating Rate Loans 5.4%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	12.6%	** Foreign investments	15.8%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.4%
	Principal Amount	Value
Aerospace - 1.1%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 955,000	$ 996,829
8.5% 7/1/18	3,450,000	3,846,750
Esterline Technologies Corp. 7% 8/1/20	900,000	963,000
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (c)	800,000	842,000
7.125% 3/15/21 (c)	380,000	399,950
TransDigm, Inc. 7.75% 12/15/18 (c)	2,585,000	2,785,338
		9,833,867
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (c)	3,525,000	3,630,750
American Airlines, Inc. 7.5% 3/15/16 (c)	2,570,000	2,525,025
AMR Corp. 9% 8/1/12	775,000	778,875
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,486,684	1,568,452
6.75% 9/15/15 (c)	4,010,000	4,020,025
Continental Airlines, Inc. 9.25% 5/10/17	2,027,953	2,109,071
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,326,875
6.75% 11/23/15	1,375,000	1,326,875
8.021% 8/10/22	1,508,290	1,538,456
8.954% 8/10/14	1,280,099	1,318,502
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	495,182	497,658
United Air Lines, Inc.:
9.875% 8/1/13 (c)	485,000	513,518
12% 11/1/13 (c)	695,000	745,388
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,083,968	1,018,930
9.75% 1/15/17	1,545,777	1,754,456
12% 1/15/16 (c)	549,483	616,081
		25,288,937
Automotive - 3.1%
Accuride Corp. 9.5% 8/1/18	1,875,000	2,081,250
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,765,000	1,787,063
Dana Holding Corp.:
6.5% 2/15/19	520,000	521,300
6.75% 2/15/21	345,000	347,156
Ford Motor Credit Co. LLC:
5% 5/15/18	2,135,000	2,135,000
5.625% 9/15/15	2,440,000	2,580,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
6.625% 8/15/17	$ 2,745,000	$ 3,009,206
7% 4/15/15	2,330,000	2,563,000
8% 6/1/14	1,240,000	1,391,900
8% 12/15/16	1,975,000	2,296,793
12% 5/15/15	4,250,000	5,418,750
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,443,638
7.75% 8/15/18	1,160,000	1,244,100
		26,819,456
Banks & Thrifts - 3.5%
Ally Financial, Inc.:
3.512% 2/11/14 (e)	2,635,000	2,641,588
4.5% 2/11/14	2,520,000	2,535,750
6.25% 12/1/17 (c)	2,595,000	2,711,775
7.5% 9/15/20 (c)	2,195,000	2,392,616
8% 3/15/20	2,145,000	2,397,038
Bank of America Corp.:
8% (d)(e)	425,000	456,875
8.125% (d)(e)	900,000	969,750
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,195,000	1,171,100
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,961,000
GMAC LLC:
6.75% 12/1/14	3,570,000	3,802,050
8% 12/31/18	1,695,000	1,872,975
Regions Bank 7.5% 5/15/18	2,020,000	2,181,111
Zions Bancorp. 7.75% 9/23/14	1,340,000	1,487,578
		27,581,206
Broadcasting - 2.2%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,204,800
Belo Corp. 8% 11/15/16	340,000	375,700
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	2,125,000	2,300,313
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,900,000	1,740,970
9% 3/1/21 (c)	1,690,000	1,719,575
11% 8/1/16 pay-in-kind (e)	1,267,825	1,194,925
Cumulus Media, Inc. 7.75% 5/1/19 (c)	535,000	535,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,075,000	3,359,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Univision Communications, Inc.:
6.875% 5/15/19 (c)	$ 1,310,000	$ 1,313,275
7.875% 11/1/20 (c)	825,000	876,563
8.5% 5/15/21 (c)	3,520,000	3,634,400
		19,254,959
Building Materials - 0.7%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,725,000	1,755,188
6.875% 8/15/18 (c)	3,305,000	3,404,150
Headwaters, Inc. 7.625% 4/1/19 (c)	1,290,000	1,312,575
		6,471,913
Cable TV - 2.9%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,229,063
8.625% 9/15/17	3,160,000	3,539,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19 (c)	655,000	682,838
7.25% 10/30/17	2,635,000	2,793,100
7.875% 4/30/18	2,520,000	2,753,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	6,250,000	6,609,375
CSC Holdings LLC 8.625% 2/15/19	400,000	459,000
Insight Communications, Inc. 9.375% 7/15/18 (c)	3,060,000	3,411,900
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	660,000	679,800
UPC Germany GmbH 8.125% 12/1/17 (c)	1,100,000	1,163,250
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	2,065,000	2,034,025
		25,354,651
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	3,004,625
Griffon Corp. 7.125% 4/1/18 (c)	3,685,000	3,813,975
SPX Corp. 6.875% 9/1/17 (c)	2,710,000	2,899,700
		9,718,300
Chemicals - 1.3%
Celanese US Holdings LLC 6.625% 10/15/18	1,015,000	1,065,750
Huntsman International LLC 5.5% 6/30/16	1,095,000	1,089,525
INEOS Group Holdings PLC 8.5% 2/15/16 (c)	735,000	760,725
LBI Escrow Corp. 8% 11/1/17 (c)	1,025,000	1,144,208
Lyondell Chemical Co. 11% 5/1/18	3,210,000	3,627,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
NOVA Chemicals Corp.:
3.5678% 11/15/13 (e)	$ 1,630,000	$ 1,621,850
8.375% 11/1/16	1,360,000	1,536,800
8.625% 11/1/19	760,000	872,100
		11,718,258
Consumer Products - 0.5%
NBTY, Inc. 9% 10/1/18 (c)	2,910,000	3,150,075
Visant Corp. 10% 10/1/17	1,135,000	1,222,963
		4,373,038
Diversified Financial Services - 6.8%
Aircastle Ltd. 9.75% 8/1/18	2,770,000	3,123,175
CIT Group, Inc.:
5.25% 4/1/14 (c)	1,750,000	1,785,000
6.625% 4/1/18 (c)	1,750,000	1,872,500
7% 5/1/13	132,882	135,540
7% 5/1/14	3,154,868	3,214,022
7% 5/1/15	3,154,868	3,202,191
7% 5/1/16	3,783,115	3,816,217
7% 5/1/17	8,511,361	8,575,167
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,405,000	4,537,150
8% 1/15/18	3,860,000	3,985,450
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	870,000	739,500
Ineos Finance PLC 9% 5/15/15 (c)	1,725,000	1,882,406
International Lease Finance Corp.:
5.65% 6/1/14	900,000	916,875
6.75% 9/1/16 (c)	1,360,000	1,455,200
8.625% 9/15/15 (c)	4,640,000	5,162,000
8.875% 9/1/17	4,095,000	4,678,538
9% 3/15/17 (c)	3,120,000	3,533,400
National Money Mart Co. 10.375% 12/15/16	2,070,000	2,292,525
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	2,105,000	2,326,025
SLM Corp. 8% 3/25/20	1,879,000	2,071,598
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	2,930,000	3,369,500
		62,673,979
Diversified Media - 2.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	2,885,000	3,108,588
Checkout Holding Corp. 0% 11/15/15 (c)	755,000	494,525
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	2,015,000	2,241,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (c)	$ 3,670,000	$ 3,954,425
11.5% 5/1/16	941,000	1,113,862
11.625% 2/1/14	1,317,000	1,554,060
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,794,500
7.75% 3/15/16	2,425,000	2,509,875
		17,771,523
Electric Utilities - 5.6%
AES Corp.:
7.75% 10/15/15	1,630,000	1,772,625
8% 10/15/17	3,010,000	3,265,850
9.75% 4/15/16	905,000	1,047,538
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,906,675
Dynegy Holdings, Inc. 7.5% 6/1/15	2,155,000	1,896,400
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	1,450,000	1,551,500
9.875% 10/15/20 (c)	1,400,000	1,505,000
Intergen NV 9% 6/30/17 (c)	2,470,000	2,679,950
Mirant Americas Generation LLC:
8.5% 10/1/21	3,410,000	3,589,025
9.125% 5/1/31	3,815,000	3,929,450
NRG Energy, Inc. 7.375% 2/1/16	3,165,000	3,283,688
NSG Holdings II, LLC 7.75% 12/15/25 (c)	8,320,000	8,112,000
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,178,125
Otter Tail Corp. 9% 12/15/16	1,675,000	1,825,750
Puget Energy, Inc. 6.5% 12/15/20 (c)	2,115,000	2,162,588
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,813,625
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (c)	1,070,000	1,094,075
		49,613,864
Energy - 8.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	2,205,000	2,287,688
Antero Resources Finance Corp. 9.375% 12/1/17	2,900,000	3,182,750
Calfrac Holdings LP 7.5% 12/1/20 (c)	1,705,000	1,785,988
Covanta Holding Corp. 7.25% 12/1/20	2,320,000	2,481,509
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,313,450
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,601,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 4,705,000	$ 4,846,150
Edgen Murray Corp. 12.25% 1/15/15	2,750,000	2,777,500
Energy Transfer Equity LP 7.5% 10/15/20	1,845,000	2,020,275
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	4,280,000	4,183,700
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	3,260,000	3,390,400
Frontier Oil Corp.:
6.875% 11/15/18	880,000	919,600
8.5% 9/15/16	1,990,000	2,159,150
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	1,325,000	1,394,563
7% 10/1/18 (c)	1,590,000	1,665,525
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	2,934,225
LINN Energy LLC:
7.75% 2/1/21 (c)	1,660,000	1,767,900
8.625% 4/15/20	2,100,000	2,320,500
Offshore Group Investment Ltd. 11.5% 8/1/15	2,610,000	2,923,200
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,934,750
Petrohawk Energy Corp.:
7.25% 8/15/18 (c)	2,170,000	2,300,200
7.25% 8/15/18	1,675,000	1,771,313
7.875% 6/1/15	985,000	1,044,100
10.5% 8/1/14	1,845,000	2,112,525
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,959,350
7.5% 1/15/20	1,610,000	1,819,300
Plains Exploration & Production Co.:
7% 3/15/17	1,315,000	1,361,025
7.625% 6/1/18	965,000	1,032,550
10% 3/1/16	795,000	896,363
Precision Drilling Corp. 6.625% 11/15/20 (c)	1,760,000	1,830,400
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,405,000	3,387,975
11.75% 1/1/16	1,520,000	1,778,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	615,000	605,775
7.875% 10/15/18 (c)	1,830,000	1,930,650
Venoco, Inc. 8.875% 2/15/19 (c)	1,585,000	1,585,000
		75,305,399
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - 0.6%
Albertsons, Inc.:
7.45% 8/1/29	$ 525,000	$ 439,688
8% 5/1/31	525,000	451,500
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	1,035,000	1,076,400
SUPERVALU, Inc. 8% 5/1/16	1,170,000	1,213,875
Tops Markets LLC 10.125% 10/15/15	1,955,000	2,106,513
		5,287,976
Food/Beverage/Tobacco - 0.4%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	945,000	992,250
Pernod-Ricard SA 5.75% 4/7/21 (c)	2,275,000	2,334,043
		3,326,293
Gaming - 3.4%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	1,655,000	1,700,513
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (c)(e)	360,000	288,000
8% 11/15/13 (c)	935,000	748,000
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	1,705,000	1,777,463
11.5% 1/15/17 pay-in-kind (c)(e)	2,335,000	2,383,743
Harrah's Operating Co., Inc. 6.5% 6/1/16	945,000	770,175
Las Vegas Sands Corp. 6.375% 2/15/15	915,000	926,438
MCE Finance Ltd. 10.25% 5/15/18	2,525,000	2,932,156
MGM Mirage, Inc.:
5.875% 2/27/14	1,940,000	1,891,500
6.625% 7/15/15	3,615,000	3,479,438
6.75% 9/1/12	695,000	710,638
6.75% 4/1/13	820,000	832,300
7.5% 6/1/16	935,000	906,950
7.625% 1/15/17	1,665,000	1,606,725
MGM Resorts International:
10% 11/1/16 (c)	2,900,000	3,117,500
11.375% 3/1/18	1,330,000	1,519,525
Scientific Games Corp. 7.875% 6/15/16 (c)	1,005,000	1,057,763
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	2,960,000	3,233,800
		29,882,627
Healthcare - 7.0%
Community Health Systems, Inc. 8.875% 7/15/15	2,965,000	3,024,300
DaVita, Inc.:
6.375% 11/1/18	1,030,000	1,054,514
6.625% 11/1/20	890,000	913,407
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (c)	$ 950,000	$ 976,125
10.875% 11/15/14	2,730,000	2,982,525
Giant Funding Corp. 8.25% 2/1/18 (c)	1,090,000	1,130,875
HCA Holdings, Inc. 7.75% 5/15/21 (c)	2,300,000	2,409,250
HCA, Inc.:
8.5% 4/15/19	3,000,000	3,322,500
9.125% 11/15/14	5,535,000	5,804,831
9.25% 11/15/16	2,600,000	2,782,000
9.625% 11/15/16 pay-in-kind (e)	2,398,000	2,577,850
9.875% 2/15/17	1,010,000	1,131,200
HealthSouth Corp. 7.25% 10/1/18	1,470,000	1,554,525
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)	2,650,000	2,689,750
Mylan, Inc.:
6% 11/15/18 (c)	2,340,000	2,386,800
7.625% 7/15/17 (c)	2,055,000	2,239,950
7.875% 7/15/20 (c)	530,000	583,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (c)	1,100,000	1,113,750
7% 1/15/16	2,895,000	2,981,850
7.5% 2/15/20	1,190,000	1,273,300
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,942,260
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	2,550,000	2,550,000
6.75% 8/15/21 (c)	920,000	894,700
6.875% 12/1/18 (c)	3,290,000	3,273,550
7% 10/1/20 (c)	265,000	260,363
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	3,585,000	3,764,250
8% 2/1/18 (c)	1,895,000	1,989,750
Ventas Realty LP:
Series 1, 6.5% 6/1/16	1,730,000	1,790,550
6.5% 6/1/16	1,715,000	1,775,025
		61,172,750
Homebuilders/Real Estate - 2.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,470,000	1,536,150
FelCor Escrow Holding, LLC 6.75% 6/1/19 (c)	2,420,000	2,416,854
KB Home 7.25% 6/15/18	1,250,000	1,200,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp.:
5.6% 5/31/15	$ 390,000	$ 383,175
12.25% 6/1/17	2,765,000	3,400,950
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (c)	1,780,000	1,804,386
Realogy Corp. 7.875% 2/15/19 (c)	1,215,000	1,227,150
Standard Pacific Corp.:
8.375% 5/15/18	1,200,000	1,236,000
8.375% 5/15/18 (c)	1,725,000	1,768,125
8.375% 1/15/21 (c)	1,725,000	1,763,813
10.75% 9/15/16	1,650,000	1,922,250
		18,658,853
Hotels - 0.7%
Host Hotels & Resorts LP:
6% 11/1/20	3,400,000	3,366,000
9% 5/15/17	1,415,000	1,584,800
Host Marriott LP 7.125% 11/1/13	1,406,000	1,427,090
		6,377,890
Leisure - 2.3%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,345,188
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,376,000
NCL Corp. Ltd. 9.5% 11/15/18 (c)	1,055,000	1,128,850
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,007,000
11.875% 7/15/15	975,000	1,196,813
yankee:
7% 6/15/13	2,960,000	3,185,700
7.25% 6/15/16	3,345,000	3,579,150
7.5% 10/15/27	1,605,000	1,600,988
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	722,160
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	845,000	929,500
10.875% 11/15/16	1,905,000	2,154,936
		20,226,285
Metals/Mining - 1.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	490,000	507,150
CONSOL Energy, Inc.:
8% 4/1/17	1,810,000	1,991,000
8.25% 4/1/20	505,000	560,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Drummond Co., Inc. 9% 10/15/14 (c)	$ 565,000	$ 598,900
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	4,600,000	4,835,520
Massey Energy Co. 6.875% 12/15/13	5,000,000	5,093,750
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (c)	775,000	817,625
		14,404,495
Publishing/Printing - 0.3%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	2,515,000	2,615,600
Services - 3.6%
ARAMARK Corp.:
3.8044% 2/1/15 (e)	3,755,000	3,745,613
8.5% 2/1/15	2,260,000	2,361,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,114,000	2,161,565
7.75% 5/15/16	2,195,000	2,282,800
FTI Consulting, Inc. 6.75% 10/1/20 (c)	2,165,000	2,208,300
Hertz Corp.:
6.75% 4/15/19 (c)	1,190,000	1,216,775
7.375% 1/15/21 (c)	2,590,000	2,725,975
7.5% 10/15/18 (c)	6,165,000	6,504,075
8.875% 1/1/14	178,000	182,673
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	4,560,000	4,685,400
PHH Corp. 9.25% 3/1/16	1,340,000	1,474,000
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(e)	2,045,000	2,177,925
		31,726,801
Shipping - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,565,000	1,619,775
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (c)	930,000	934,650
8.875% 11/1/17	1,580,000	1,708,454
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	219,700
8.125% 3/30/18	1,980,000	1,940,400
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,059,919
Swift Services Holdings, Inc. 10% 11/15/18 (c)	3,180,000	3,490,050
		13,972,948
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (c)	4,505,000	4,409,494
Steel - 1.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,085,000	2,085,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	$ 1,845,000	$ 1,928,025
Severstal Columbus LLC 10.25% 2/15/18	3,490,000	3,891,350
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,907,764
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,203,685
		13,015,824
Super Retail - 2.4%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,197,250
J. Crew Group, Inc. 8.125% 3/1/19 (c)	1,115,000	1,102,456
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	2,865,000	3,094,200
QVC, Inc. 7.125% 4/15/17 (c)	1,015,000	1,073,363
RadioShack Corp. 6.75% 5/15/19 (c)	2,185,000	2,195,925
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	4,020,000	4,567,926
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,285,000	3,535,646
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,005,000	1,050,225
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (c)	905,000	932,150
		20,749,141
Technology - 7.9%
Advanced Micro Devices, Inc. 7.75% 8/1/20	1,700,000	1,776,500
Amkor Technology, Inc. 7.375% 5/1/18	1,955,000	2,052,750
Avaya, Inc.:
9.75% 11/1/15	1,705,000	1,756,150
10.125% 11/1/15 pay-in-kind (e)	1,690,000	1,744,925
CDW Escrow Corp.:
8.5% 4/1/19 (c)	1,750,000	1,767,500
8.5% 4/1/19 (c)	1,100,000	1,111,000
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	2,085,000	2,225,738
CommScope, Inc. 8.25% 1/15/19 (c)	1,180,000	1,240,416
Eastman Kodak Co.:
9.75% 3/1/18 (c)	795,000	779,100
10.625% 3/15/19 (c)	2,520,000	2,545,200
Fidelity National Information Services, Inc.:
7.625% 7/15/17	650,000	711,750
7.875% 7/15/20	865,000	955,825
First Data Corp.:
8.25% 1/15/21 (c)	835,000	830,825
8.75% 1/15/22 pay-in-kind (c)(e)	850,000	820,191
9.875% 9/24/15	1,400,000	1,442,000
11.25% 3/31/16	2,640,000	2,666,400
12.625% 1/15/21 (c)	500,000	548,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	$ 2,431,109	$ 2,540,509
9.25% 4/15/18 (c)	1,870,000	2,071,025
10.125% 12/15/16	2,785,000	2,986,913
10.125% 3/15/18 (c)	2,865,000	3,233,726
Jabil Circuit, Inc. 7.75% 7/15/16	1,615,000	1,833,025
Lucent Technologies, Inc.:
6.45% 3/15/29	3,680,000	3,348,800
6.5% 1/15/28	1,065,000	969,150
Sanmina-SCI Corp. 7% 5/15/19 (c)	3,530,000	3,525,764
Seagate HDD Cayman 6.875% 5/1/20 (c)	795,000	806,925
Seagate Technology HDD Holdings 6.8% 10/1/16	1,995,000	2,124,675
Spansion LLC 7.875% 11/15/17 (c)	3,065,000	3,141,625
SunGard Data Systems, Inc.:
7.375% 11/15/18 (c)	1,005,000	1,021,281
10.25% 8/15/15	3,020,000	3,171,000
Terremark Worldwide, Inc.:
9.5% 11/15/13 (c)	940,000	958,800
12% 6/15/17	3,025,000	3,720,750
Viasystems, Inc. 12% 1/15/15 (c)	1,110,000	1,245,975
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,737,088
		69,411,426
Telecommunications - 9.2%
Citizens Communications Co. 9% 8/15/31	750,000	772,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	3,710,000	4,034,625
Cleveland Unlimited, Inc. 14.5% 12/15/10 (b)(c)(e)	865,000	605,500
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,135,000	3,323,100
8.875% 1/15/15 (c)	3,935,000	4,082,563
9.125% 1/15/15 pay-in-kind (c)(e)	2,020,000	2,095,750
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,116,800
Frontier Communications Corp.:
7.875% 4/15/15	2,440,000	2,635,200
8.125% 10/1/18	3,460,000	3,745,450
8.25% 4/15/17	1,775,000	1,928,005
8.5% 4/15/20	605,000	654,913
Global Crossing Ltd.:
9% 11/15/19 (c)	1,730,000	2,119,250
12% 9/15/15	1,940,000	2,267,375
Intelsat Jackson Holdings SA 7.5% 4/1/21 (c)	1,370,000	1,397,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Ltd. 11.25% 6/15/16	$ 745,000	$ 791,563
Intelsat Luxembourg SA:
11.25% 2/4/17	1,055,000	1,151,269
11.5% 2/4/17 pay-in-kind (e)	6,039,248	6,567,682
12.5% 2/4/17 pay-in-kind (c)(e)	1,900,000	2,073,375
MetroPCS Wireless, Inc. 7.875% 9/1/18	1,650,000	1,773,750
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,500,950
6.875% 10/31/13	3,580,000	3,615,800
7.375% 8/1/15	4,635,000	4,669,763
NII Capital Corp.:
8.875% 12/15/19	1,875,000	2,081,250
10% 8/15/16	890,000	1,021,275
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	1,040,000	1,060,800
7.125% 4/1/18	1,155,000	1,253,175
8% 10/1/15	2,465,000	2,705,338
Sprint Capital Corp. 6.875% 11/15/28	710,000	680,713
Sprint Nextel Corp. 6% 12/1/16	3,297,000	3,342,334
U.S. West Communications 7.5% 6/15/23	2,780,000	2,800,850
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	1,085,000	1,147,388
11.75% 7/15/17 (c)	3,060,000	3,557,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	3,132,668	3,709,927
		81,282,883
TOTAL NONCONVERTIBLE BONDS (Cost $707,927,473)		768,300,636
Preferred Stocks - 0.7%
	Shares
Convertible Preferred Stocks - 0.4%
Automotive - 0.3%
General Motors Co. 4.75%	58,000	2,888,980
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,116,650
TOTAL CONVERTIBLE PREFERRED STOCKS		4,005,630
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	2,570	$ 2,390,100
TOTAL PREFERRED STOCKS (Cost $6,194,417)		6,395,730
Floating Rate Loans - 6.8%
	Principal Amount
Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	$ 2,825,000	2,782,625
US Airways Group, Inc. term loan 2.7126% 3/23/14 (e)	2,870,947	2,652,037
		5,434,662
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (e)	2,580,343	2,515,835
Tranche C, term loan 2.1509% 12/27/15 (e)	1,553,187	1,506,591
		4,022,426
Broadcasting - 0.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8614% 1/29/16 (e)	4,846,038	4,312,974
Univision Communications, Inc. term loan 4.4614% 3/31/17 (e)	3,597,117	3,516,182
		7,829,156
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/5/17 (e)	2,285,000	2,285,000
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	2,074,800	2,072,207
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	1,254,570	1,262,411
Tranche 2LN, term loan 10% 9/2/16 (e)	1,480,000	1,513,300
		2,775,711
Diversified Financial Services - 0.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	2,928,000	3,012,180
Floating Rate Loans - continued
	Principal Amount	Value
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/5/18 (e)	$ 2,135,000	$ 2,135,000
Gaming - 0.6%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (e)	935,000	943,181
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (e)	2,860,000	2,681,250
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (e)	1,502,024	1,477,616
Tranche I, term loan 3% 11/23/16 (e)	307,697	301,159
		5,403,206
Leisure - 0.4%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,501,637	2,526,653
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	1,215,000	1,224,113
		3,750,766
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	829,764
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	594,313	601,029
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,475,000	1,480,531
Super Retail - 0.1%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	295,000	293,909
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	331,650	332,894
		626,803
Technology - 0.5%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	220,000	222,200
First Data Corp.:
term loan 4.2126% 3/24/18 (e)	3,868,317	3,665,231
Tranche B1, term loan 2.9626% 9/24/14 (e)	411,667	391,599
		4,279,030
Telecommunications - 1.5%
Asurion Corp.:
Tranche 2LN, term loan 6.7314% 7/3/15 (e)	3,750,431	3,741,055
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	3,257,228	3,314,230
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (e)	1,335,000	1,309,969
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	$ 2,793,000	$ 2,786,018
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	2,060,000	2,072,875
		13,224,147
TOTAL FLOATING RATE LOANS (Cost $57,068,579)		59,761,618
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $41,355,906)	41,355,906	41,355,906
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $812,546,375)		875,813,890
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,849,212
NET ASSETS - 100%		$ 879,663,102
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,048,565 or 34.6% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,981
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,888,980	$ 2,888,980	$ -	$ -
Financials	2,390,100	-	2,390,100	-
Utilities	1,116,650	1,116,650	-	-
Corporate Bonds	768,300,636	-	767,695,136	605,500
Floating Rate Loans	59,761,618	-	59,761,618	-
Money Market Funds	41,355,906	41,355,906	-	-
Total Investments in Securities:	$ 875,813,890	$ 45,361,536	$ 829,846,854	$ 605,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(250,850)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	856,350
Transfers out of Level 3	-
Ending Balance	$ 605,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (250,850)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.4%
Bermuda	4.0%
Canada	2.5%
Luxembourg	1.4%
Liberia	1.2%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $26,981,121 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $771,190,469)	$ 834,457,984
Fidelity Central Funds (cost $41,355,906)	41,355,906
Total Investments (cost $812,546,375)		$ 875,813,890
Cash		4,038,335
Receivable for investments sold		12,887,963
Receivable for fund shares sold		884,312
Dividends receivable		45,463
Interest receivable		15,798,429
Distributions receivable from Fidelity Central Funds		3,498
Prepaid expenses		823
Receivable from investment adviser for expense reductions		11,185
Other receivables		806
Total assets		909,484,704

Liabilities
Payable for investments purchased	$ 26,432,165
Payable for fund shares redeemed	1,792,476
Distributions payable	768,626
Accrued management fee	412,822
Distribution and service plan fees payable	209,599
Other affiliated payables	170,026
Other payables and accrued expenses	35,888
Total liabilities		29,821,602

Net Assets		$ 879,663,102
Net Assets consist of:
Paid in capital		$ 806,294,318
Undistributed net investment income		8,819,000
Accumulated undistributed net realized gain (loss) on investments		1,286,807
Net unrealized appreciation (depreciation) on investments		63,262,977
Net Assets		$ 879,663,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($288,503,910 ÷ 33,099,561 shares)	$ 8.72

Maximum offering price per share (100/96.00 of $8.72)	$ 9.08
Class T: Net Asset Value and redemption price per share ($104,221,697 ÷ 11,975,051 shares)	$ 8.70

Maximum offering price per share (100/96.00 of $8.70)	$ 9.06
Class B: Net Asset Value and offering price per share ($23,705,390 ÷ 2,726,130 shares)A	$ 8.70

Class C: Net Asset Value and offering price per share ($132,948,251 ÷ 15,287,085 shares)A	$ 8.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($330,283,854 ÷ 37,837,851 shares)	$ 8.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 93,948
Interest		34,159,013
Income from Fidelity Central Funds		30,981
Total income		34,283,942

Expenses
Management fee	$ 2,456,102
Transfer agent fees	878,682
Distribution and service plan fees	1,232,282
Accounting fees and expenses	159,343
Custodian fees and expenses	9,618
Independent trustees' compensation	2,190
Registration fees	49,042
Audit	33,733
Legal	7,127
Miscellaneous	4,260
Total expenses before reductions	4,832,379
Expense reductions	(63,846)	4,768,533
Net investment income (loss)		29,515,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,360,928
Change in net unrealized appreciation (depreciation) on investment securities		(12,657,990)
Net gain (loss)		15,702,938
Net increase (decrease) in net assets resulting from operations		$ 45,218,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,515,409	$ 61,092,073
Net realized gain (loss)	28,360,928	27,897,693
Change in net unrealized appreciation (depreciation)	(12,657,990)	37,579,543
Net increase (decrease) in net assets resulting from operations	45,218,347	126,569,309
Distributions to shareholders from net investment income	(32,769,696)	(56,793,977)
Share transactions - net increase (decrease)	(11,520,106)	30,984,510
Redemption fees	119,039	118,631
Total increase (decrease) in net assets	1,047,584	100,878,473

Net Assets
Beginning of period	878,615,518	777,737,045
End of period (including undistributed net investment income of $8,819,000 and undistributed net investment income of $12,073,287, respectively)	$ 879,663,102	$ 878,615,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Income from Investment Operations
Net investment income (loss) E	.295	.637	.625	.645	.661	.634
Net realized and unrealized gain (loss)	.160	.673	1.318	(2.616)	(.078)	.214
Total from investment operations	.455	1.310	1.943	(1.971)	.583	.848
Distributions from net investment income	(.326)	(.591)	(.556)	(.621)	(.664)	(.613)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.326)	(.591)	(.556)	(.681)	(.714)	(.748)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.72	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26
Total Return B,C,D	5.44%	17.33%	31.69%	(23.03)%	6.46%	9.82%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05% A	1.06%	1.09%	1.12%	1.04%	1.01%
Expenses net of fee waivers, if any	1.05% A	1.06%	1.09%	1.10%	1.04%	1.00%
Expenses net of all reductions	1.05% A	1.06%	1.08%	1.10%	1.03%	1.00%
Net investment income (loss)	6.91% A	7.81%	8.91%	7.65%	7.11%	6.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,504	$ 278,577	$ 282,936	$ 89,571	$ 110,703	$ 130,666
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.293	.633	.622	.645	.654	.624
Net realized and unrealized gain (loss)	.161	.665	1.310	(2.606)	(.077)	.215
Total from investment operations	.454	1.298	1.932	(1.961)	.577	.839
Distributions from net investment income	(.325)	(.589)	(.555)	(.621)	(.658)	(.604)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.325)	(.589)	(.555)	(.681)	(.708)	(.739)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.70	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25
Total Return B,C,D	5.43%	17.17%	31.52%	(22.94)%	6.40%	9.73%
Ratios to Average Net Assets F,H
Expenses before reductions	1.08% A	1.11%	1.16%	1.19%	1.15%	1.18%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.08% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	6.88% A	7.78%	8.89%	7.65%	7.04%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,222	$ 119,576	$ 111,601	$ 43,018	$ 57,798	$ 68,487
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.265	.579	.571	.593	.593	.565
Net realized and unrealized gain (loss)	.161	.676	1.317	(2.609)	(.086)	.215
Total from investment operations	.426	1.255	1.888	(2.016)	.507	.780
Distributions from net investment income	(.297)	(.536)	(.511)	(.566)	(.598)	(.545)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.297)	(.536)	(.511)	(.626)	(.648)	(.680)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.70	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return B,C,D	5.09%	16.58%	30.73%	(23.47)%	5.61%	9.03%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.80%	1.81%	1.82%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	6.21% A	7.13%	8.25%	7.00%	6.39%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,705	$ 29,065	$ 32,894	$ 21,429	$ 41,049	$ 51,362
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.262	.575	.572	.583	.584	.556
Net realized and unrealized gain (loss)	.162	.675	1.309	(2.608)	(.085)	.215
Total from investment operations	.424	1.250	1.881	(2.025)	.499	.771
Distributions from net investment income	(.295)	(.531)	(.504)	(.557)	(.590)	(.536)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.295)	(.531)	(.504)	(.617)	(.640)	(.671)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.70	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return B,C,D	5.06%	16.51%	30.60%	(23.54)%	5.51%	8.92%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.81%	1.85%	1.86%	1.84%	1.86%
Expenses net of fee waivers, if any	1.80% A	1.81%	1.85%	1.85%	1.84%	1.85%
Expenses net of all reductions	1.80% A	1.81%	1.85%	1.85%	1.84%	1.85%
Net investment income (loss)	6.16% A	7.07%	8.15%	6.90%	6.30%	6.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,948	$ 121,796	$ 98,361	$ 30,619	$ 50,700	$ 52,796
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Income from Investment Operations
Net investment income (loss) D	.304	.655	.637	.669	.678	.648
Net realized and unrealized gain (loss)	.160	.673	1.323	(2.619)	(.078)	.214
Total from investment operations	.464	1.328	1.960	(1.950)	.600	.862
Distributions from net investment income	(.335)	(.609)	(.573)	(.642)	(.681)	(.627)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.335)	(.609)	(.573)	(.702)	(.731)	(.762)
Redemption fees added to paid in capital D	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.73	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27
Total Return B,C	5.53%	17.55%	31.95%	(22.81)%	6.65%	9.98%
Ratios to Average Net Assets E,G
Expenses before reductions	.89% A	.89%	.90%	.92%	.90%	.91%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	7.11% A	8.03%	9.15%	7.90%	7.29%	7.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 330,284	$ 329,601	$ 251,945	$ 143,656	$ 206,188	$ 208,205
Portfolio turnover rate F	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,789,110
Gross unrealized depreciation	(1,478,247)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,310,863

Tax cost	$ 806,503,027

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $294,549,473 and $311,775,432, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 355,131	$ 20,087
Class T	-%	.25%	131,544	4,181
Class B	.65%	.25%	116,204	84,552
Class C	.75%	.25%	629,403	126,512
			$ 1,232,282	$ 235,332

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,677
Class T	8,010
Class B*	28,440
Class C*	12,156
$ 65,283

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 233,539.17
Class T	100,270.19
Class B	31,543.25
Class C	98,675.16
Institutional Class	414,655.25
	$ 878,682

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,521 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 4,592
Institutional Class	.85%	58,775
		$ 63,367

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $479.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 10,752,101	$ 19,564,063
Class T	3,994,847	8,106,510
Class B	906,049	2,016,196
Class C	4,293,937	6,870,782
Institutional Class	12,822,762	20,236,426
Total	$ 32,769,696	$ 56,793,977

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	6,252,836	12,522,852	$ 53,779,266	$ 102,338,670
Reinvestment of distributions	947,745	1,933,676	8,132,350	15,757,880
Shares redeemed	(6,541,689)	(17,971,169)	(56,249,485)	(146,048,194)
Net increase (decrease)	658,892	(3,514,641)	$ 5,662,131	$ (27,951,644)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	1,558,440	4,262,025	$ 13,391,155	$ 34,864,789
Reinvestment of distributions	357,607	801,021	3,062,256	6,526,420
Shares redeemed	(3,885,888)	(5,319,048)	(33,170,528)	(42,961,064)
Net increase (decrease)	(1,969,841)	(256,002)	$ (16,717,117)	$ (1,569,855)
Class B
Shares sold	214,263	980,780	$ 1,842,099	$ 7,948,435
Reinvestment of distributions	75,239	178,898	643,432	1,455,158
Shares redeemed	(955,726)	(1,956,336)	(8,181,599)	(15,872,081)
Net increase (decrease)	(666,224)	(796,658)	$ (5,696,068)	$ (6,468,488)
Class C
Shares sold	3,030,214	4,995,047	$ 26,017,905	$ 40,775,675
Reinvestment of distributions	362,830	603,900	3,105,952	4,920,435
Shares redeemed	(2,320,109)	(3,909,452)	(19,892,557)	(31,699,416)
Net increase (decrease)	1,072,935	1,689,495	$ 9,231,300	$ 13,996,694
Institutional Class
Shares sold	4,936,095	13,581,004	$ 42,428,710	$ 111,569,405
Reinvestment of distributions	1,365,196	2,217,926	11,723,661	18,146,842
Shares redeemed	(6,792,827)	(9,445,366)	(58,152,723)	(76,738,444)
Net increase (decrease)	(491,536)	6,353,564	$ (4,000,352)	$ 52,977,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHI-USAN-0611
1.784884.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.05%
Actual		$ 1,000.00	$ 1,054.40	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class T	1.08%
Actual		$ 1,000.00	$ 1,054.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.75%
Actual		$ 1,000.00	$ 1,050.90	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.80%
Actual		$ 1,000.00	$ 1,050.60	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,055.30	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	2.6	1.5
Ford Motor Credit Co. LLC	2.3	2.1
International Lease Finance Corp.	1.8	2.2
HCA, Inc.	1.8	1.7
Nextel Communications, Inc.	1.5	1.5
	10.0
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.7	12.9
Energy	8.6	7.7
Technology	8.4	6.0
Diversified Financial Services	7.1	6.2
Healthcare	7.0	5.9
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.5%	AAA,AA,A 0.0%
BBB 2.9%	BBB 3.1%
BB 29.4%	BB 29.0%
B 47.1%	B 46.8%
CCC,CC,C 11.1%	CCC,CC,C 13.3%
Not Rated 3.2%	Not Rated 2.3%
Equities 0.7%	Equities 0.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 5.1%
We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Nonconvertible Bonds 87.4%		Nonconvertible Bonds 88.5%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 1.0%
	Floating Rate Loans 6.8%		Floating Rate Loans 5.4%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	12.6%	** Foreign investments	15.8%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.4%
	Principal Amount	Value
Aerospace - 1.1%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 955,000	$ 996,829
8.5% 7/1/18	3,450,000	3,846,750
Esterline Technologies Corp. 7% 8/1/20	900,000	963,000
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (c)	800,000	842,000
7.125% 3/15/21 (c)	380,000	399,950
TransDigm, Inc. 7.75% 12/15/18 (c)	2,585,000	2,785,338
		9,833,867
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (c)	3,525,000	3,630,750
American Airlines, Inc. 7.5% 3/15/16 (c)	2,570,000	2,525,025
AMR Corp. 9% 8/1/12	775,000	778,875
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,486,684	1,568,452
6.75% 9/15/15 (c)	4,010,000	4,020,025
Continental Airlines, Inc. 9.25% 5/10/17	2,027,953	2,109,071
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,326,875
6.75% 11/23/15	1,375,000	1,326,875
8.021% 8/10/22	1,508,290	1,538,456
8.954% 8/10/14	1,280,099	1,318,502
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	495,182	497,658
United Air Lines, Inc.:
9.875% 8/1/13 (c)	485,000	513,518
12% 11/1/13 (c)	695,000	745,388
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,083,968	1,018,930
9.75% 1/15/17	1,545,777	1,754,456
12% 1/15/16 (c)	549,483	616,081
		25,288,937
Automotive - 3.1%
Accuride Corp. 9.5% 8/1/18	1,875,000	2,081,250
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,765,000	1,787,063
Dana Holding Corp.:
6.5% 2/15/19	520,000	521,300
6.75% 2/15/21	345,000	347,156
Ford Motor Credit Co. LLC:
5% 5/15/18	2,135,000	2,135,000
5.625% 9/15/15	2,440,000	2,580,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
6.625% 8/15/17	$ 2,745,000	$ 3,009,206
7% 4/15/15	2,330,000	2,563,000
8% 6/1/14	1,240,000	1,391,900
8% 12/15/16	1,975,000	2,296,793
12% 5/15/15	4,250,000	5,418,750
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,443,638
7.75% 8/15/18	1,160,000	1,244,100
		26,819,456
Banks & Thrifts - 3.5%
Ally Financial, Inc.:
3.512% 2/11/14 (e)	2,635,000	2,641,588
4.5% 2/11/14	2,520,000	2,535,750
6.25% 12/1/17 (c)	2,595,000	2,711,775
7.5% 9/15/20 (c)	2,195,000	2,392,616
8% 3/15/20	2,145,000	2,397,038
Bank of America Corp.:
8% (d)(e)	425,000	456,875
8.125% (d)(e)	900,000	969,750
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,195,000	1,171,100
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,961,000
GMAC LLC:
6.75% 12/1/14	3,570,000	3,802,050
8% 12/31/18	1,695,000	1,872,975
Regions Bank 7.5% 5/15/18	2,020,000	2,181,111
Zions Bancorp. 7.75% 9/23/14	1,340,000	1,487,578
		27,581,206
Broadcasting - 2.2%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,204,800
Belo Corp. 8% 11/15/16	340,000	375,700
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	2,125,000	2,300,313
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,900,000	1,740,970
9% 3/1/21 (c)	1,690,000	1,719,575
11% 8/1/16 pay-in-kind (e)	1,267,825	1,194,925
Cumulus Media, Inc. 7.75% 5/1/19 (c)	535,000	535,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,075,000	3,359,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Univision Communications, Inc.:
6.875% 5/15/19 (c)	$ 1,310,000	$ 1,313,275
7.875% 11/1/20 (c)	825,000	876,563
8.5% 5/15/21 (c)	3,520,000	3,634,400
		19,254,959
Building Materials - 0.7%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,725,000	1,755,188
6.875% 8/15/18 (c)	3,305,000	3,404,150
Headwaters, Inc. 7.625% 4/1/19 (c)	1,290,000	1,312,575
		6,471,913
Cable TV - 2.9%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,229,063
8.625% 9/15/17	3,160,000	3,539,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19 (c)	655,000	682,838
7.25% 10/30/17	2,635,000	2,793,100
7.875% 4/30/18	2,520,000	2,753,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	6,250,000	6,609,375
CSC Holdings LLC 8.625% 2/15/19	400,000	459,000
Insight Communications, Inc. 9.375% 7/15/18 (c)	3,060,000	3,411,900
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	660,000	679,800
UPC Germany GmbH 8.125% 12/1/17 (c)	1,100,000	1,163,250
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	2,065,000	2,034,025
		25,354,651
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	3,004,625
Griffon Corp. 7.125% 4/1/18 (c)	3,685,000	3,813,975
SPX Corp. 6.875% 9/1/17 (c)	2,710,000	2,899,700
		9,718,300
Chemicals - 1.3%
Celanese US Holdings LLC 6.625% 10/15/18	1,015,000	1,065,750
Huntsman International LLC 5.5% 6/30/16	1,095,000	1,089,525
INEOS Group Holdings PLC 8.5% 2/15/16 (c)	735,000	760,725
LBI Escrow Corp. 8% 11/1/17 (c)	1,025,000	1,144,208
Lyondell Chemical Co. 11% 5/1/18	3,210,000	3,627,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
NOVA Chemicals Corp.:
3.5678% 11/15/13 (e)	$ 1,630,000	$ 1,621,850
8.375% 11/1/16	1,360,000	1,536,800
8.625% 11/1/19	760,000	872,100
		11,718,258
Consumer Products - 0.5%
NBTY, Inc. 9% 10/1/18 (c)	2,910,000	3,150,075
Visant Corp. 10% 10/1/17	1,135,000	1,222,963
		4,373,038
Diversified Financial Services - 6.8%
Aircastle Ltd. 9.75% 8/1/18	2,770,000	3,123,175
CIT Group, Inc.:
5.25% 4/1/14 (c)	1,750,000	1,785,000
6.625% 4/1/18 (c)	1,750,000	1,872,500
7% 5/1/13	132,882	135,540
7% 5/1/14	3,154,868	3,214,022
7% 5/1/15	3,154,868	3,202,191
7% 5/1/16	3,783,115	3,816,217
7% 5/1/17	8,511,361	8,575,167
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,405,000	4,537,150
8% 1/15/18	3,860,000	3,985,450
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	870,000	739,500
Ineos Finance PLC 9% 5/15/15 (c)	1,725,000	1,882,406
International Lease Finance Corp.:
5.65% 6/1/14	900,000	916,875
6.75% 9/1/16 (c)	1,360,000	1,455,200
8.625% 9/15/15 (c)	4,640,000	5,162,000
8.875% 9/1/17	4,095,000	4,678,538
9% 3/15/17 (c)	3,120,000	3,533,400
National Money Mart Co. 10.375% 12/15/16	2,070,000	2,292,525
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	2,105,000	2,326,025
SLM Corp. 8% 3/25/20	1,879,000	2,071,598
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	2,930,000	3,369,500
		62,673,979
Diversified Media - 2.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	2,885,000	3,108,588
Checkout Holding Corp. 0% 11/15/15 (c)	755,000	494,525
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	2,015,000	2,241,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (c)	$ 3,670,000	$ 3,954,425
11.5% 5/1/16	941,000	1,113,862
11.625% 2/1/14	1,317,000	1,554,060
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,794,500
7.75% 3/15/16	2,425,000	2,509,875
		17,771,523
Electric Utilities - 5.6%
AES Corp.:
7.75% 10/15/15	1,630,000	1,772,625
8% 10/15/17	3,010,000	3,265,850
9.75% 4/15/16	905,000	1,047,538
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,906,675
Dynegy Holdings, Inc. 7.5% 6/1/15	2,155,000	1,896,400
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	1,450,000	1,551,500
9.875% 10/15/20 (c)	1,400,000	1,505,000
Intergen NV 9% 6/30/17 (c)	2,470,000	2,679,950
Mirant Americas Generation LLC:
8.5% 10/1/21	3,410,000	3,589,025
9.125% 5/1/31	3,815,000	3,929,450
NRG Energy, Inc. 7.375% 2/1/16	3,165,000	3,283,688
NSG Holdings II, LLC 7.75% 12/15/25 (c)	8,320,000	8,112,000
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,178,125
Otter Tail Corp. 9% 12/15/16	1,675,000	1,825,750
Puget Energy, Inc. 6.5% 12/15/20 (c)	2,115,000	2,162,588
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,813,625
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (c)	1,070,000	1,094,075
		49,613,864
Energy - 8.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	2,205,000	2,287,688
Antero Resources Finance Corp. 9.375% 12/1/17	2,900,000	3,182,750
Calfrac Holdings LP 7.5% 12/1/20 (c)	1,705,000	1,785,988
Covanta Holding Corp. 7.25% 12/1/20	2,320,000	2,481,509
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,313,450
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,601,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 4,705,000	$ 4,846,150
Edgen Murray Corp. 12.25% 1/15/15	2,750,000	2,777,500
Energy Transfer Equity LP 7.5% 10/15/20	1,845,000	2,020,275
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	4,280,000	4,183,700
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	3,260,000	3,390,400
Frontier Oil Corp.:
6.875% 11/15/18	880,000	919,600
8.5% 9/15/16	1,990,000	2,159,150
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	1,325,000	1,394,563
7% 10/1/18 (c)	1,590,000	1,665,525
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	2,934,225
LINN Energy LLC:
7.75% 2/1/21 (c)	1,660,000	1,767,900
8.625% 4/15/20	2,100,000	2,320,500
Offshore Group Investment Ltd. 11.5% 8/1/15	2,610,000	2,923,200
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,934,750
Petrohawk Energy Corp.:
7.25% 8/15/18 (c)	2,170,000	2,300,200
7.25% 8/15/18	1,675,000	1,771,313
7.875% 6/1/15	985,000	1,044,100
10.5% 8/1/14	1,845,000	2,112,525
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,959,350
7.5% 1/15/20	1,610,000	1,819,300
Plains Exploration & Production Co.:
7% 3/15/17	1,315,000	1,361,025
7.625% 6/1/18	965,000	1,032,550
10% 3/1/16	795,000	896,363
Precision Drilling Corp. 6.625% 11/15/20 (c)	1,760,000	1,830,400
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,405,000	3,387,975
11.75% 1/1/16	1,520,000	1,778,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	615,000	605,775
7.875% 10/15/18 (c)	1,830,000	1,930,650
Venoco, Inc. 8.875% 2/15/19 (c)	1,585,000	1,585,000
		75,305,399
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - 0.6%
Albertsons, Inc.:
7.45% 8/1/29	$ 525,000	$ 439,688
8% 5/1/31	525,000	451,500
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	1,035,000	1,076,400
SUPERVALU, Inc. 8% 5/1/16	1,170,000	1,213,875
Tops Markets LLC 10.125% 10/15/15	1,955,000	2,106,513
		5,287,976
Food/Beverage/Tobacco - 0.4%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	945,000	992,250
Pernod-Ricard SA 5.75% 4/7/21 (c)	2,275,000	2,334,043
		3,326,293
Gaming - 3.4%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	1,655,000	1,700,513
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (c)(e)	360,000	288,000
8% 11/15/13 (c)	935,000	748,000
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	1,705,000	1,777,463
11.5% 1/15/17 pay-in-kind (c)(e)	2,335,000	2,383,743
Harrah's Operating Co., Inc. 6.5% 6/1/16	945,000	770,175
Las Vegas Sands Corp. 6.375% 2/15/15	915,000	926,438
MCE Finance Ltd. 10.25% 5/15/18	2,525,000	2,932,156
MGM Mirage, Inc.:
5.875% 2/27/14	1,940,000	1,891,500
6.625% 7/15/15	3,615,000	3,479,438
6.75% 9/1/12	695,000	710,638
6.75% 4/1/13	820,000	832,300
7.5% 6/1/16	935,000	906,950
7.625% 1/15/17	1,665,000	1,606,725
MGM Resorts International:
10% 11/1/16 (c)	2,900,000	3,117,500
11.375% 3/1/18	1,330,000	1,519,525
Scientific Games Corp. 7.875% 6/15/16 (c)	1,005,000	1,057,763
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	2,960,000	3,233,800
		29,882,627
Healthcare - 7.0%
Community Health Systems, Inc. 8.875% 7/15/15	2,965,000	3,024,300
DaVita, Inc.:
6.375% 11/1/18	1,030,000	1,054,514
6.625% 11/1/20	890,000	913,407
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (c)	$ 950,000	$ 976,125
10.875% 11/15/14	2,730,000	2,982,525
Giant Funding Corp. 8.25% 2/1/18 (c)	1,090,000	1,130,875
HCA Holdings, Inc. 7.75% 5/15/21 (c)	2,300,000	2,409,250
HCA, Inc.:
8.5% 4/15/19	3,000,000	3,322,500
9.125% 11/15/14	5,535,000	5,804,831
9.25% 11/15/16	2,600,000	2,782,000
9.625% 11/15/16 pay-in-kind (e)	2,398,000	2,577,850
9.875% 2/15/17	1,010,000	1,131,200
HealthSouth Corp. 7.25% 10/1/18	1,470,000	1,554,525
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)	2,650,000	2,689,750
Mylan, Inc.:
6% 11/15/18 (c)	2,340,000	2,386,800
7.625% 7/15/17 (c)	2,055,000	2,239,950
7.875% 7/15/20 (c)	530,000	583,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (c)	1,100,000	1,113,750
7% 1/15/16	2,895,000	2,981,850
7.5% 2/15/20	1,190,000	1,273,300
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,942,260
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	2,550,000	2,550,000
6.75% 8/15/21 (c)	920,000	894,700
6.875% 12/1/18 (c)	3,290,000	3,273,550
7% 10/1/20 (c)	265,000	260,363
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	3,585,000	3,764,250
8% 2/1/18 (c)	1,895,000	1,989,750
Ventas Realty LP:
Series 1, 6.5% 6/1/16	1,730,000	1,790,550
6.5% 6/1/16	1,715,000	1,775,025
		61,172,750
Homebuilders/Real Estate - 2.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,470,000	1,536,150
FelCor Escrow Holding, LLC 6.75% 6/1/19 (c)	2,420,000	2,416,854
KB Home 7.25% 6/15/18	1,250,000	1,200,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp.:
5.6% 5/31/15	$ 390,000	$ 383,175
12.25% 6/1/17	2,765,000	3,400,950
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (c)	1,780,000	1,804,386
Realogy Corp. 7.875% 2/15/19 (c)	1,215,000	1,227,150
Standard Pacific Corp.:
8.375% 5/15/18	1,200,000	1,236,000
8.375% 5/15/18 (c)	1,725,000	1,768,125
8.375% 1/15/21 (c)	1,725,000	1,763,813
10.75% 9/15/16	1,650,000	1,922,250
		18,658,853
Hotels - 0.7%
Host Hotels & Resorts LP:
6% 11/1/20	3,400,000	3,366,000
9% 5/15/17	1,415,000	1,584,800
Host Marriott LP 7.125% 11/1/13	1,406,000	1,427,090
		6,377,890
Leisure - 2.3%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,345,188
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,376,000
NCL Corp. Ltd. 9.5% 11/15/18 (c)	1,055,000	1,128,850
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,007,000
11.875% 7/15/15	975,000	1,196,813
yankee:
7% 6/15/13	2,960,000	3,185,700
7.25% 6/15/16	3,345,000	3,579,150
7.5% 10/15/27	1,605,000	1,600,988
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	722,160
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	845,000	929,500
10.875% 11/15/16	1,905,000	2,154,936
		20,226,285
Metals/Mining - 1.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	490,000	507,150
CONSOL Energy, Inc.:
8% 4/1/17	1,810,000	1,991,000
8.25% 4/1/20	505,000	560,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Drummond Co., Inc. 9% 10/15/14 (c)	$ 565,000	$ 598,900
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	4,600,000	4,835,520
Massey Energy Co. 6.875% 12/15/13	5,000,000	5,093,750
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (c)	775,000	817,625
		14,404,495
Publishing/Printing - 0.3%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	2,515,000	2,615,600
Services - 3.6%
ARAMARK Corp.:
3.8044% 2/1/15 (e)	3,755,000	3,745,613
8.5% 2/1/15	2,260,000	2,361,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,114,000	2,161,565
7.75% 5/15/16	2,195,000	2,282,800
FTI Consulting, Inc. 6.75% 10/1/20 (c)	2,165,000	2,208,300
Hertz Corp.:
6.75% 4/15/19 (c)	1,190,000	1,216,775
7.375% 1/15/21 (c)	2,590,000	2,725,975
7.5% 10/15/18 (c)	6,165,000	6,504,075
8.875% 1/1/14	178,000	182,673
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	4,560,000	4,685,400
PHH Corp. 9.25% 3/1/16	1,340,000	1,474,000
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(e)	2,045,000	2,177,925
		31,726,801
Shipping - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,565,000	1,619,775
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (c)	930,000	934,650
8.875% 11/1/17	1,580,000	1,708,454
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	219,700
8.125% 3/30/18	1,980,000	1,940,400
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,059,919
Swift Services Holdings, Inc. 10% 11/15/18 (c)	3,180,000	3,490,050
		13,972,948
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (c)	4,505,000	4,409,494
Steel - 1.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,085,000	2,085,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	$ 1,845,000	$ 1,928,025
Severstal Columbus LLC 10.25% 2/15/18	3,490,000	3,891,350
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,907,764
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,203,685
		13,015,824
Super Retail - 2.4%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,197,250
J. Crew Group, Inc. 8.125% 3/1/19 (c)	1,115,000	1,102,456
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	2,865,000	3,094,200
QVC, Inc. 7.125% 4/15/17 (c)	1,015,000	1,073,363
RadioShack Corp. 6.75% 5/15/19 (c)	2,185,000	2,195,925
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	4,020,000	4,567,926
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,285,000	3,535,646
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,005,000	1,050,225
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (c)	905,000	932,150
		20,749,141
Technology - 7.9%
Advanced Micro Devices, Inc. 7.75% 8/1/20	1,700,000	1,776,500
Amkor Technology, Inc. 7.375% 5/1/18	1,955,000	2,052,750
Avaya, Inc.:
9.75% 11/1/15	1,705,000	1,756,150
10.125% 11/1/15 pay-in-kind (e)	1,690,000	1,744,925
CDW Escrow Corp.:
8.5% 4/1/19 (c)	1,750,000	1,767,500
8.5% 4/1/19 (c)	1,100,000	1,111,000
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	2,085,000	2,225,738
CommScope, Inc. 8.25% 1/15/19 (c)	1,180,000	1,240,416
Eastman Kodak Co.:
9.75% 3/1/18 (c)	795,000	779,100
10.625% 3/15/19 (c)	2,520,000	2,545,200
Fidelity National Information Services, Inc.:
7.625% 7/15/17	650,000	711,750
7.875% 7/15/20	865,000	955,825
First Data Corp.:
8.25% 1/15/21 (c)	835,000	830,825
8.75% 1/15/22 pay-in-kind (c)(e)	850,000	820,191
9.875% 9/24/15	1,400,000	1,442,000
11.25% 3/31/16	2,640,000	2,666,400
12.625% 1/15/21 (c)	500,000	548,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	$ 2,431,109	$ 2,540,509
9.25% 4/15/18 (c)	1,870,000	2,071,025
10.125% 12/15/16	2,785,000	2,986,913
10.125% 3/15/18 (c)	2,865,000	3,233,726
Jabil Circuit, Inc. 7.75% 7/15/16	1,615,000	1,833,025
Lucent Technologies, Inc.:
6.45% 3/15/29	3,680,000	3,348,800
6.5% 1/15/28	1,065,000	969,150
Sanmina-SCI Corp. 7% 5/15/19 (c)	3,530,000	3,525,764
Seagate HDD Cayman 6.875% 5/1/20 (c)	795,000	806,925
Seagate Technology HDD Holdings 6.8% 10/1/16	1,995,000	2,124,675
Spansion LLC 7.875% 11/15/17 (c)	3,065,000	3,141,625
SunGard Data Systems, Inc.:
7.375% 11/15/18 (c)	1,005,000	1,021,281
10.25% 8/15/15	3,020,000	3,171,000
Terremark Worldwide, Inc.:
9.5% 11/15/13 (c)	940,000	958,800
12% 6/15/17	3,025,000	3,720,750
Viasystems, Inc. 12% 1/15/15 (c)	1,110,000	1,245,975
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,737,088
		69,411,426
Telecommunications - 9.2%
Citizens Communications Co. 9% 8/15/31	750,000	772,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	3,710,000	4,034,625
Cleveland Unlimited, Inc. 14.5% 12/15/10 (b)(c)(e)	865,000	605,500
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,135,000	3,323,100
8.875% 1/15/15 (c)	3,935,000	4,082,563
9.125% 1/15/15 pay-in-kind (c)(e)	2,020,000	2,095,750
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,116,800
Frontier Communications Corp.:
7.875% 4/15/15	2,440,000	2,635,200
8.125% 10/1/18	3,460,000	3,745,450
8.25% 4/15/17	1,775,000	1,928,005
8.5% 4/15/20	605,000	654,913
Global Crossing Ltd.:
9% 11/15/19 (c)	1,730,000	2,119,250
12% 9/15/15	1,940,000	2,267,375
Intelsat Jackson Holdings SA 7.5% 4/1/21 (c)	1,370,000	1,397,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Ltd. 11.25% 6/15/16	$ 745,000	$ 791,563
Intelsat Luxembourg SA:
11.25% 2/4/17	1,055,000	1,151,269
11.5% 2/4/17 pay-in-kind (e)	6,039,248	6,567,682
12.5% 2/4/17 pay-in-kind (c)(e)	1,900,000	2,073,375
MetroPCS Wireless, Inc. 7.875% 9/1/18	1,650,000	1,773,750
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,500,950
6.875% 10/31/13	3,580,000	3,615,800
7.375% 8/1/15	4,635,000	4,669,763
NII Capital Corp.:
8.875% 12/15/19	1,875,000	2,081,250
10% 8/15/16	890,000	1,021,275
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	1,040,000	1,060,800
7.125% 4/1/18	1,155,000	1,253,175
8% 10/1/15	2,465,000	2,705,338
Sprint Capital Corp. 6.875% 11/15/28	710,000	680,713
Sprint Nextel Corp. 6% 12/1/16	3,297,000	3,342,334
U.S. West Communications 7.5% 6/15/23	2,780,000	2,800,850
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	1,085,000	1,147,388
11.75% 7/15/17 (c)	3,060,000	3,557,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	3,132,668	3,709,927
		81,282,883
TOTAL NONCONVERTIBLE BONDS (Cost $707,927,473)		768,300,636
Preferred Stocks - 0.7%
	Shares
Convertible Preferred Stocks - 0.4%
Automotive - 0.3%
General Motors Co. 4.75%	58,000	2,888,980
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,116,650
TOTAL CONVERTIBLE PREFERRED STOCKS		4,005,630
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	2,570	$ 2,390,100
TOTAL PREFERRED STOCKS (Cost $6,194,417)		6,395,730
Floating Rate Loans - 6.8%
	Principal Amount
Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	$ 2,825,000	2,782,625
US Airways Group, Inc. term loan 2.7126% 3/23/14 (e)	2,870,947	2,652,037
		5,434,662
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (e)	2,580,343	2,515,835
Tranche C, term loan 2.1509% 12/27/15 (e)	1,553,187	1,506,591
		4,022,426
Broadcasting - 0.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8614% 1/29/16 (e)	4,846,038	4,312,974
Univision Communications, Inc. term loan 4.4614% 3/31/17 (e)	3,597,117	3,516,182
		7,829,156
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/5/17 (e)	2,285,000	2,285,000
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	2,074,800	2,072,207
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	1,254,570	1,262,411
Tranche 2LN, term loan 10% 9/2/16 (e)	1,480,000	1,513,300
		2,775,711
Diversified Financial Services - 0.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	2,928,000	3,012,180
Floating Rate Loans - continued
	Principal Amount	Value
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/5/18 (e)	$ 2,135,000	$ 2,135,000
Gaming - 0.6%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (e)	935,000	943,181
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (e)	2,860,000	2,681,250
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (e)	1,502,024	1,477,616
Tranche I, term loan 3% 11/23/16 (e)	307,697	301,159
		5,403,206
Leisure - 0.4%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,501,637	2,526,653
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	1,215,000	1,224,113
		3,750,766
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	829,764
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	594,313	601,029
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,475,000	1,480,531
Super Retail - 0.1%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	295,000	293,909
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	331,650	332,894
		626,803
Technology - 0.5%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	220,000	222,200
First Data Corp.:
term loan 4.2126% 3/24/18 (e)	3,868,317	3,665,231
Tranche B1, term loan 2.9626% 9/24/14 (e)	411,667	391,599
		4,279,030
Telecommunications - 1.5%
Asurion Corp.:
Tranche 2LN, term loan 6.7314% 7/3/15 (e)	3,750,431	3,741,055
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	3,257,228	3,314,230
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (e)	1,335,000	1,309,969
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	$ 2,793,000	$ 2,786,018
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	2,060,000	2,072,875
		13,224,147
TOTAL FLOATING RATE LOANS (Cost $57,068,579)		59,761,618
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $41,355,906)	41,355,906	41,355,906
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $812,546,375)		875,813,890
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,849,212
NET ASSETS - 100%		$ 879,663,102
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,048,565 or 34.6% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,981
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,888,980	$ 2,888,980	$ -	$ -
Financials	2,390,100	-	2,390,100	-
Utilities	1,116,650	1,116,650	-	-
Corporate Bonds	768,300,636	-	767,695,136	605,500
Floating Rate Loans	59,761,618	-	59,761,618	-
Money Market Funds	41,355,906	41,355,906	-	-
Total Investments in Securities:	$ 875,813,890	$ 45,361,536	$ 829,846,854	$ 605,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(250,850)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	856,350
Transfers out of Level 3	-
Ending Balance	$ 605,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (250,850)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.4%
Bermuda	4.0%
Canada	2.5%
Luxembourg	1.4%
Liberia	1.2%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $26,981,121 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $771,190,469)	$ 834,457,984
Fidelity Central Funds (cost $41,355,906)	41,355,906
Total Investments (cost $812,546,375)		$ 875,813,890
Cash		4,038,335
Receivable for investments sold		12,887,963
Receivable for fund shares sold		884,312
Dividends receivable		45,463
Interest receivable		15,798,429
Distributions receivable from Fidelity Central Funds		3,498
Prepaid expenses		823
Receivable from investment adviser for expense reductions		11,185
Other receivables		806
Total assets		909,484,704

Liabilities
Payable for investments purchased	$ 26,432,165
Payable for fund shares redeemed	1,792,476
Distributions payable	768,626
Accrued management fee	412,822
Distribution and service plan fees payable	209,599
Other affiliated payables	170,026
Other payables and accrued expenses	35,888
Total liabilities		29,821,602

Net Assets		$ 879,663,102
Net Assets consist of:
Paid in capital		$ 806,294,318
Undistributed net investment income		8,819,000
Accumulated undistributed net realized gain (loss) on investments		1,286,807
Net unrealized appreciation (depreciation) on investments		63,262,977
Net Assets		$ 879,663,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($288,503,910 ÷ 33,099,561 shares)	$ 8.72

Maximum offering price per share (100/96.00 of $8.72)	$ 9.08
Class T: Net Asset Value and redemption price per share ($104,221,697 ÷ 11,975,051 shares)	$ 8.70

Maximum offering price per share (100/96.00 of $8.70)	$ 9.06
Class B: Net Asset Value and offering price per share ($23,705,390 ÷ 2,726,130 shares)A	$ 8.70

Class C: Net Asset Value and offering price per share ($132,948,251 ÷ 15,287,085 shares)A	$ 8.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($330,283,854 ÷ 37,837,851 shares)	$ 8.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 93,948
Interest		34,159,013
Income from Fidelity Central Funds		30,981
Total income		34,283,942

Expenses
Management fee	$ 2,456,102
Transfer agent fees	878,682
Distribution and service plan fees	1,232,282
Accounting fees and expenses	159,343
Custodian fees and expenses	9,618
Independent trustees' compensation	2,190
Registration fees	49,042
Audit	33,733
Legal	7,127
Miscellaneous	4,260
Total expenses before reductions	4,832,379
Expense reductions	(63,846)	4,768,533
Net investment income (loss)		29,515,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,360,928
Change in net unrealized appreciation (depreciation) on investment securities		(12,657,990)
Net gain (loss)		15,702,938
Net increase (decrease) in net assets resulting from operations		$ 45,218,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,515,409	$ 61,092,073
Net realized gain (loss)	28,360,928	27,897,693
Change in net unrealized appreciation (depreciation)	(12,657,990)	37,579,543
Net increase (decrease) in net assets resulting from operations	45,218,347	126,569,309
Distributions to shareholders from net investment income	(32,769,696)	(56,793,977)
Share transactions - net increase (decrease)	(11,520,106)	30,984,510
Redemption fees	119,039	118,631
Total increase (decrease) in net assets	1,047,584	100,878,473

Net Assets
Beginning of period	878,615,518	777,737,045
End of period (including undistributed net investment income of $8,819,000 and undistributed net investment income of $12,073,287, respectively)	$ 879,663,102	$ 878,615,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Income from Investment Operations
Net investment income (loss) E	.295	.637	.625	.645	.661	.634
Net realized and unrealized gain (loss)	.160	.673	1.318	(2.616)	(.078)	.214
Total from investment operations	.455	1.310	1.943	(1.971)	.583	.848
Distributions from net investment income	(.326)	(.591)	(.556)	(.621)	(.664)	(.613)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.326)	(.591)	(.556)	(.681)	(.714)	(.748)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.72	$ 8.59	$ 7.87	$ 6.48	$ 9.13	$ 9.26
Total Return B,C,D	5.44%	17.33%	31.69%	(23.03)%	6.46%	9.82%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05% A	1.06%	1.09%	1.12%	1.04%	1.01%
Expenses net of fee waivers, if any	1.05% A	1.06%	1.09%	1.10%	1.04%	1.00%
Expenses net of all reductions	1.05% A	1.06%	1.08%	1.10%	1.03%	1.00%
Net investment income (loss)	6.91% A	7.81%	8.91%	7.65%	7.11%	6.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,504	$ 278,577	$ 282,936	$ 89,571	$ 110,703	$ 130,666
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.293	.633	.622	.645	.654	.624
Net realized and unrealized gain (loss)	.161	.665	1.310	(2.606)	(.077)	.215
Total from investment operations	.454	1.298	1.932	(1.961)	.577	.839
Distributions from net investment income	(.325)	(.589)	(.555)	(.621)	(.658)	(.604)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.325)	(.589)	(.555)	(.681)	(.708)	(.739)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.70	$ 8.57	$ 7.86	$ 6.48	$ 9.12	$ 9.25
Total Return B,C,D	5.43%	17.17%	31.52%	(22.94)%	6.40%	9.73%
Ratios to Average Net Assets F,H
Expenses before reductions	1.08% A	1.11%	1.16%	1.19%	1.15%	1.18%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.08% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	6.88% A	7.78%	8.89%	7.65%	7.04%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,222	$ 119,576	$ 111,601	$ 43,018	$ 57,798	$ 68,487
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.265	.579	.571	.593	.593	.565
Net realized and unrealized gain (loss)	.161	.676	1.317	(2.609)	(.086)	.215
Total from investment operations	.426	1.255	1.888	(2.016)	.507	.780
Distributions from net investment income	(.297)	(.536)	(.511)	(.566)	(.598)	(.545)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.297)	(.536)	(.511)	(.626)	(.648)	(.680)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.70	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return B,C,D	5.09%	16.58%	30.73%	(23.47)%	5.61%	9.03%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.80%	1.81%	1.82%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	6.21% A	7.13%	8.25%	7.00%	6.39%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,705	$ 29,065	$ 32,894	$ 21,429	$ 41,049	$ 51,362
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.262	.575	.572	.583	.584	.556
Net realized and unrealized gain (loss)	.162	.675	1.309	(2.608)	(.085)	.215
Total from investment operations	.424	1.250	1.881	(2.025)	.499	.771
Distributions from net investment income	(.295)	(.531)	(.504)	(.557)	(.590)	(.536)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.295)	(.531)	(.504)	(.617)	(.640)	(.671)
Redemption fees added to paid in capital E	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.70	$ 8.57	$ 7.85	$ 6.47	$ 9.11	$ 9.25
Total Return B,C,D	5.06%	16.51%	30.60%	(23.54)%	5.51%	8.92%
Ratios to Average Net Assets F,H
Expenses before reductions	1.80% A	1.81%	1.85%	1.86%	1.84%	1.86%
Expenses net of fee waivers, if any	1.80% A	1.81%	1.85%	1.85%	1.84%	1.85%
Expenses net of all reductions	1.80% A	1.81%	1.85%	1.85%	1.84%	1.85%
Net investment income (loss)	6.16% A	7.07%	8.15%	6.90%	6.30%	6.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,948	$ 121,796	$ 98,361	$ 30,619	$ 50,700	$ 52,796
Portfolio turnover rate G	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Income from Investment Operations
Net investment income (loss) D	.304	.655	.637	.669	.678	.648
Net realized and unrealized gain (loss)	.160	.673	1.323	(2.619)	(.078)	.214
Total from investment operations	.464	1.328	1.960	(1.950)	.600	.862
Distributions from net investment income	(.335)	(.609)	(.573)	(.642)	(.681)	(.627)
Distributions from net realized gain	-	-	-	(.060)	(.050)	(.135)
Total distributions	(.335)	(.609)	(.573)	(.702)	(.731)	(.762)
Redemption fees added to paid in capital D	.001	.001	.003	.002	.001	.010
Net asset value, end of period	$ 8.73	$ 8.60	$ 7.88	$ 6.49	$ 9.14	$ 9.27
Total Return B,C	5.53%	17.55%	31.95%	(22.81)%	6.65%	9.98%
Ratios to Average Net Assets E,G
Expenses before reductions	.89% A	.89%	.90%	.92%	.90%	.91%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	7.11% A	8.03%	9.15%	7.90%	7.29%	7.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 330,284	$ 329,601	$ 251,945	$ 143,656	$ 206,188	$ 208,205
Portfolio turnover rate F	72% A	79%	54%	62%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,789,110
Gross unrealized depreciation	(1,478,247)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,310,863

Tax cost	$ 806,503,027

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $294,549,473 and $311,775,432, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 355,131	$ 20,087
Class T	-%	.25%	131,544	4,181
Class B	.65%	.25%	116,204	84,552
Class C	.75%	.25%	629,403	126,512
			$ 1,232,282	$ 235,332

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,677
Class T	8,010
Class B*	28,440
Class C*	12,156
$ 65,283

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 233,539.17
Class T	100,270.19
Class B	31,543.25
Class C	98,675.16
Institutional Class	414,655.25
	$ 878,682

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,521 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 4,592
Institutional Class	.85%	58,775
		$ 63,367

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $479.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 10,752,101	$ 19,564,063
Class T	3,994,847	8,106,510
Class B	906,049	2,016,196
Class C	4,293,937	6,870,782
Institutional Class	12,822,762	20,236,426
Total	$ 32,769,696	$ 56,793,977

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	6,252,836	12,522,852	$ 53,779,266	$ 102,338,670
Reinvestment of distributions	947,745	1,933,676	8,132,350	15,757,880
Shares redeemed	(6,541,689)	(17,971,169)	(56,249,485)	(146,048,194)
Net increase (decrease)	658,892	(3,514,641)	$ 5,662,131	$ (27,951,644)

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	1,558,440	4,262,025	$ 13,391,155	$ 34,864,789
Reinvestment of distributions	357,607	801,021	3,062,256	6,526,420
Shares redeemed	(3,885,888)	(5,319,048)	(33,170,528)	(42,961,064)
Net increase (decrease)	(1,969,841)	(256,002)	$ (16,717,117)	$ (1,569,855)
Class B
Shares sold	214,263	980,780	$ 1,842,099	$ 7,948,435
Reinvestment of distributions	75,239	178,898	643,432	1,455,158
Shares redeemed	(955,726)	(1,956,336)	(8,181,599)	(15,872,081)
Net increase (decrease)	(666,224)	(796,658)	$ (5,696,068)	$ (6,468,488)
Class C
Shares sold	3,030,214	4,995,047	$ 26,017,905	$ 40,775,675
Reinvestment of distributions	362,830	603,900	3,105,952	4,920,435
Shares redeemed	(2,320,109)	(3,909,452)	(19,892,557)	(31,699,416)
Net increase (decrease)	1,072,935	1,689,495	$ 9,231,300	$ 13,996,694
Institutional Class
Shares sold	4,936,095	13,581,004	$ 42,428,710	$ 111,569,405
Reinvestment of distributions	1,365,196	2,217,926	11,723,661	18,146,842
Shares redeemed	(6,792,827)	(9,445,366)	(58,152,723)	(76,738,444)
Net increase (decrease)	(491,536)	6,353,564	$ (4,000,352)	$ 52,977,803

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHII-USAN-0611
1.784885.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,196.60	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,194.50	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,191.50	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,191.00	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,197.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.6	1.4
U.S. Bancorp, Delaware	1.6	1.2
Sempra Energy	1.6	1.5
Baker Hughes, Inc.	1.4	1.0
PG&E Corp.	1.3	1.3
Whiting Petroleum Corp.	1.3	0.9
Wells Fargo & Co.	1.2	1.2
AES Corp.	1.1	1.1
National Grid PLC	1.1	1.2
MetLife, Inc.	1.1	0.8
	13.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	26.7
Industrials	11.9	11.8
Energy	11.3	9.4
Consumer Discretionary	11.3	12.1
Utilities	9.4	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	16.2%	** Foreign investments	13.9%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Autoliv, Inc.	2,809	$ 225,085
Automobiles - 0.6%
Fiat SpA	23,300	248,659
Harley-Davidson, Inc.	6,459	240,662
		489,321
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	9,266	133,986
H&R Block, Inc.	9,830	169,961
Service Corp. International	10,688	125,798
		429,745
Hotels, Restaurants & Leisure - 1.6%
Accor SA	2,263	100,559
Brinker International, Inc.	5,859	141,143
Penn National Gaming, Inc. (a)	5,500	220,055
Sonic Corp. (a)	19,400	217,668
WMS Industries, Inc. (a)	7,195	235,996
Wyndham Worldwide Corp.	9,124	315,782
		1,231,203
Household Durables - 2.6%
Ethan Allen Interiors, Inc. (d)	7,844	188,962
Garmin Ltd.	5,300	181,419
Jarden Corp.	20,310	739,081
PulteGroup, Inc. (a)	15,040	122,275
Stanley Black & Decker, Inc.	10,460	759,919
		1,991,656
Leisure Equipment & Products - 1.0%
Brunswick Corp.	18,151	424,189
Eastman Kodak Co. (a)(d)	47,672	132,528
Hasbro, Inc.	4,059	190,124
		746,841
Media - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	5,300	88,139
United Business Media Ltd.	11,562	116,652
Valassis Communications, Inc. (a)	7,490	215,937
		420,728
Multiline Retail - 0.6%
Big Lots, Inc. (a)	2,977	122,384
Kohl's Corp.	2,764	145,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
PPR SA	700	$ 125,198
Retail Ventures, Inc. (a)	4,911	100,823
		494,095
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	1,611	105,456
Aeropostale, Inc. (a)	4,047	103,320
Ascena Retail Group, Inc. (a)	3,000	93,870
Best Buy Co., Inc.	12,298	383,944
Chico's FAS, Inc.	12,437	181,953
Collective Brands, Inc. (a)	17,530	368,130
Gap, Inc.	10,625	246,925
Lowe's Companies, Inc.	7,235	189,919
OfficeMax, Inc. (a)	38,773	386,179
Sally Beauty Holdings, Inc. (a)	22,547	333,470
Staples, Inc.	5,992	126,671
		2,519,837
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	4,483	145,742
Warnaco Group, Inc. (a)	2,036	131,037
		276,779
TOTAL CONSUMER DISCRETIONARY		8,825,290
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Britvic PLC	20,300	138,858
Coca-Cola Enterprises, Inc.	9,257	262,991
Dr Pepper Snapple Group, Inc.	12,931	506,895
Molson Coors Brewing Co. Class B	5,170	252,038
PepsiCo, Inc.	7,037	484,779
		1,645,561
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	4,784	186,720
CVS Caremark Corp.	5,581	202,255
Kroger Co.	17,183	417,719
Walgreen Co.	7,975	340,692
Winn-Dixie Stores, Inc. (a)	12,623	89,497
		1,236,883
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.1%
Archer Daniels Midland Co.	7,203	$ 266,655
Bunge Ltd.	6,839	515,934
Danone	3,000	219,758
Dean Foods Co. (a)	27,602	308,866
Sara Lee Corp.	12,180	233,856
The J.M. Smucker Co.	1,449	108,776
		1,653,845
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	3,419	111,118
Personal Products - 0.2%
Avon Products, Inc.	6,253	183,713
Tobacco - 0.3%
Lorillard, Inc.	1,922	204,693
TOTAL CONSUMER STAPLES		5,035,813
ENERGY - 11.3%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	13,922	1,077,702
Cameron International Corp. (a)	5,760	303,667
Exterran Holdings, Inc. (a)	3,700	80,327
Halliburton Co.	12,900	651,192
Nabors Industries Ltd. (a)	8,900	272,696
Rowan Companies, Inc. (a)	8,738	364,375
Saipem SpA	1,985	112,697
Transocean Ltd. (a)	3,686	268,157
Trinidad Drilling Ltd.	6,300	72,183
		3,202,996
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	3,500	466,795
Cimarex Energy Co.	7,481	827,324
Enbridge Energy Partners LP	9,962	337,712
Forest Oil Corp. (a)	4,760	170,932
Newfield Exploration Co. (a)	2,585	183,018
Nexen, Inc.	9,800	259,269
Peabody Energy Corp.	7,340	490,459
PetroBakken Energy Ltd. Class A	2,400	45,560
Petrohawk Energy Corp. (a)	12,122	327,415
Talisman Energy, Inc.	27,000	652,098
Tesoro Corp. (a)	3,700	100,344
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	14,294	$ 993,433
Williams Companies, Inc.	20,908	693,518
World Fuel Services Corp.	2,423	95,902
		5,643,779
TOTAL ENERGY		8,846,775
FINANCIALS - 26.3%
Capital Markets - 3.3%
Bank of New York Mellon Corp.	22,272	644,997
Invesco Ltd.	15,800	392,946
Morgan Stanley	16,471	430,717
State Street Corp.	14,860	691,733
TD Ameritrade Holding Corp.	18,352	395,302
		2,555,695
Commercial Banks - 5.4%
BB&T Corp.	2,863	77,072
CIT Group, Inc. (a)	12,695	539,030
Comerica, Inc.	5,761	218,515
Commercial Bank of Qatar GDR (Reg. S)	5,060	20,343
Heritage Financial Corp., Washington (a)	1,100	16,214
Itau Unibanco Banco Multiplo SA:
ADR (a)(e)	12,300	292,125
sponsored ADR	1,500	35,625
PNC Financial Services Group, Inc.	3,550	221,307
Regions Financial Corp.	54,238	398,107
TCF Financial Corp.	12,800	199,552
U.S. Bancorp, Delaware	48,833	1,260,868
Wells Fargo & Co.	32,132	935,363
		4,214,121
Consumer Finance - 0.7%
SLM Corp.	31,800	527,562
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	16,293	743,450
Insurance - 8.6%
AEGON NV (a)	31,556	250,829
AFLAC, Inc.	3,819	214,590
Allstate Corp.	3,207	108,525
Aon Corp.	1,877	97,923
Berkshire Hathaway, Inc. Class B (a)	10,344	861,655
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	11,263	$ 359,853
Everest Re Group Ltd.	2,492	227,071
Fairfax Financial Holdings Ltd. (sub. vtg.)	700	282,708
First American Financial Corp.	17,616	274,810
Genworth Financial, Inc. Class A (a)	20,239	246,713
Hilltop Holdings, Inc. (a)	8,650	83,905
Jardine Lloyd Thompson Group PLC	23,371	274,639
Lincoln National Corp.	16,800	524,664
MetLife, Inc.	18,536	867,299
National Financial Partners Corp. (a)	9,235	148,591
Progressive Corp.	5,600	122,864
Reinsurance Group of America, Inc.	4,482	283,711
StanCorp Financial Group, Inc.	5,931	255,626
Torchmark Corp.	4,066	272,097
Unum Group	19,767	523,430
XL Group PLC Class A	18,948	462,710
		6,744,213
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	4,980	409,107
Corporate Office Properties Trust (SBI)	2,644	93,095
Douglas Emmett, Inc.	8,500	176,885
Mission West Properties, Inc.	300	2,304
Post Properties, Inc.	6,054	245,792
ProLogis Trust	46,003	749,389
Public Storage	2,347	275,327
Rayonier, Inc.	1,177	78,106
SL Green Realty Corp.	8,081	666,925
The Macerich Co.	4,300	227,126
Ventas, Inc.	8,808	492,631
Vornado Realty Trust	1,078	104,221
Weyerhaeuser Co.	19,888	457,623
		3,978,531
Real Estate Management & Development - 1.9%
BR Malls Participacoes SA	16,900	177,883
CB Richard Ellis Group, Inc. Class A (a)	9,330	249,204
Forest City Enterprises, Inc. Class A (a)(d)	26,786	514,559
Forestar Group, Inc. (a)	15,007	295,188
Kennedy-Wilson Holdings, Inc. (a)	5,464	62,563
Wharf Holdings Ltd.	27,000	197,469
		1,496,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	2,900	$ 32,828
People's United Financial, Inc.	19,618	268,570
		301,398
TOTAL FINANCIALS		20,561,836
HEALTH CARE - 6.1%
Biotechnology - 0.3%
Cephalon, Inc. (a)	600	46,080
Gilead Sciences, Inc. (a)	2,890	112,248
PDL BioPharma, Inc.	16,050	103,041
		261,369
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	900	33,426
Boston Scientific Corp. (a)	52,139	390,521
CareFusion Corp. (a)	4,200	123,354
Covidien PLC	3,000	167,070
Hill-Rom Holdings, Inc.	1,015	45,685
Kinetic Concepts, Inc. (a)	1,000	59,030
Orthofix International NV (a)	1,500	51,105
Zimmer Holdings, Inc. (a)	1,633	106,553
		976,744
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	10,299	280,545
Community Health Systems, Inc. (a)	2,500	76,825
DaVita, Inc. (a)	2,487	219,080
Fleury SA	2,850	42,479
HCA Holdings, Inc.	1,800	59,040
Health Net, Inc. (a)	4,300	143,190
HealthSouth Corp. (a)	3,500	89,705
Lincare Holdings, Inc.	9,806	308,105
McKesson Corp.	4,496	373,213
Medco Health Solutions, Inc. (a)	4,700	278,851
MEDNAX, Inc. (a)	900	63,828
Quest Diagnostics, Inc.	1,000	56,380
Universal American Financial Corp.	3,031	70,016
Universal Health Services, Inc. Class B	3,477	190,470
		2,251,727
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
ICON PLC sponsored ADR (a)	8,550	$ 209,988
Life Technologies Corp. (a)	1,500	82,800
Thermo Fisher Scientific, Inc. (a)	4,300	257,957
		550,745
Pharmaceuticals - 0.9%
AVANIR Pharmaceuticals Class A (a)(d)	23,461	102,525
Cadence Pharmaceuticals, Inc. (a)(d)	10,489	88,947
Forest Laboratories, Inc. (a)	2,700	89,532
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,964	227,004
Valeant Pharmaceuticals International, Inc. (Canada)	1,705	89,927
XenoPort, Inc. (a)	9,400	76,892
		674,827
TOTAL HEALTH CARE		4,715,412
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	7,131	102,116
DigitalGlobe, Inc. (a)	7,078	205,262
Esterline Technologies Corp. (a)	2,750	197,450
Lockheed Martin Corp.	1,215	96,289
Meggitt PLC	73,876	443,015
Precision Castparts Corp.	901	139,223
Raytheon Co.	3,489	169,391
Safran SA	3,906	151,582
Textron, Inc.	5,766	150,493
		1,654,821
Airlines - 0.1%
Pinnacle Airlines Corp. (a)	19,113	104,166
Building Products - 1.7%
A.O. Smith Corp.	2,800	123,116
Armstrong World Industries, Inc.	3,602	161,190
Lennox International, Inc.	2,695	131,004
Masco Corp.	11,708	157,121
Owens Corning (a)	20,665	781,964
		1,354,395
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	1,934	61,598
Quad/Graphics, Inc. (a)	2,535	101,552
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	20,363	$ 643,878
Sykes Enterprises, Inc. (a)	7,526	150,746
The Geo Group, Inc. (a)	8,073	215,388
		1,173,162
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	17,185	611,270
Electrical Equipment - 1.2%
Alstom SA	3,590	238,730
GrafTech International Ltd. (a)	11,583	268,726
Prysmian SpA	18,956	447,277
		954,733
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,800	138,712
Machinery - 2.1%
Charter International PLC	6,685	91,678
Dover Corp.	1,679	114,239
Fiat Industrial SpA (a)	12,500	185,705
Ingersoll-Rand Co. Ltd.	12,564	634,482
Navistar International Corp. (a)	7,507	521,887
Vallourec SA	1,000	124,702
		1,672,693
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	58,315
Professional Services - 0.6%
Towers Watson & Co.	7,874	451,653
Road & Rail - 1.5%
Contrans Group, Inc. Class A	17,500	166,473
Quality Distribution, Inc. (a)	16,152	192,209
Union Pacific Corp.	5,875	607,886
Vitran Corp., Inc. (a)	10,730	167,281
		1,133,849
TOTAL INDUSTRIALS		9,307,769
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.5%
Cisco Systems, Inc.	5,271	92,559
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	24,800	$ 188,976
Motorola Solutions, Inc.	3,000	137,640
		419,175
Computers & Peripherals - 0.9%
Gemalto NV	3,875	198,621
Hewlett-Packard Co.	9,782	394,899
Western Digital Corp. (a)	1,800	71,640
		665,160
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	5,318	242,448
Avnet, Inc. (a)	6,091	221,225
Corning, Inc.	9,672	202,532
Flextronics International Ltd. (a)	33,849	235,928
Jabil Circuit, Inc.	9,434	187,171
		1,089,304
Internet Software & Services - 0.7%
eBay, Inc. (a)	8,222	282,837
Google, Inc. Class A (a)	300	163,230
Yahoo!, Inc. (a)	4,643	82,413
		528,480
IT Services - 1.5%
Acxiom Corp. (a)	12,129	176,598
Amdocs Ltd. (a)	3,459	106,364
Atos Origin SA (a)	2,834	174,646
Computer Sciences Corp.	2,934	149,575
Fiserv, Inc. (a)	2,873	176,144
MasterCard, Inc. Class A	1,251	345,138
Unisys Corp. (a)	1,400	41,552
		1,170,017
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	18,704	170,206
Avago Technologies Ltd.	2,299	76,925
Intersil Corp. Class A	32,265	476,554
Lam Research Corp. (a)	3,009	145,365
Marvell Technology Group Ltd. (a)	19,204	296,318
Micron Technology, Inc. (a)	21,494	242,667
ON Semiconductor Corp. (a)	13,079	137,460
PMC-Sierra, Inc. (a)	10,889	87,330
		1,632,825
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.9%
BMC Software, Inc. (a)	6,023	$ 302,535
CA, Inc.	11,894	292,473
Micro Focus International PLC	12,900	80,051
Symantec Corp. (a)	2,625	51,581
		726,640
TOTAL INFORMATION TECHNOLOGY		6,231,601
MATERIALS - 5.8%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	3,203	305,951
Ashland, Inc.	9,596	595,720
Cabot Corp.	6,160	276,276
Celanese Corp. Class A	10,545	526,406
Innophos Holdings, Inc.	3,065	142,032
Lanxess AG	1,400	128,423
Olin Corp.	4,276	110,064
Solutia, Inc. (a)	14,660	386,291
W.R. Grace & Co. (a)	5,303	240,544
Wacker Chemie AG	350	86,732
		2,798,439
Construction Materials - 0.4%
HeidelbergCement AG	2,184	167,020
James Hardie Industries NV CDI (a)	17,860	115,543
		282,563
Containers & Packaging - 0.8%
Ball Corp.	9,362	349,296
Owens-Illinois, Inc. (a)	5,498	163,126
Silgan Holdings, Inc.	3,299	151,292
		663,714
Metals & Mining - 1.0%
Commercial Metals Co.	6,969	116,800
Compass Minerals International, Inc.	3,962	386,731
IAMGOLD Corp.	6,900	143,455
Walter Energy, Inc.	1,029	142,228
		789,214
TOTAL MATERIALS		4,533,930
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	907	$ 60,542
Cbeyond, Inc. (a)	6,533	83,361
CenturyLink, Inc.	9,239	376,766
Cincinnati Bell, Inc. New (a)	11,900	35,581
Iliad Group SA	663	85,231
		641,481
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	8,200	428,942
NII Holdings, Inc. (a)	8,159	339,251
Sprint Nextel Corp. (a)	30,756	159,316
		927,509
TOTAL TELECOMMUNICATION SERVICES		1,568,990
UTILITIES - 9.4%
Electric Utilities - 2.2%
NextEra Energy, Inc.	7,977	451,259
PPL Corp.	46,301	1,270,029
		1,721,288
Gas Utilities - 0.7%
China Gas Holdings Ltd.	214,000	83,767
National Fuel Gas Co.	4,024	294,959
ONEOK, Inc.	2,105	147,224
		525,950
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	68,130	902,041
Calpine Corp. (a)	36,192	606,216
		1,508,257
Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	12,700	236,220
National Grid PLC	86,382	886,314
OGE Energy Corp.	4,535	241,126
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	22,157	$ 1,020,995
Sempra Energy	22,220	1,224,322
		3,608,977
TOTAL UTILITIES		7,364,472
TOTAL COMMON STOCKS (Cost $70,196,359)		76,991,888
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 6/2/11 to 6/30/11 (f) (Cost $59,996)	$ 60,000	59,999
Money Market Funds - 2.0%
	Shares
Fidelity® Cash Central Fund, 0.13% (b)	1,081,173	1,081,173
Fidelity® Securities Lending Cash Central Fund, 0.12% (b)(c)	478,450	478,450
TOTAL MONEY MARKET FUNDS (Cost $1,559,623)		1,559,623
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $71,815,978)		78,611,510
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(544,302)
NET ASSETS - 100%		$ 78,067,208
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P Midcap 400® Index Contracts	June 2011	$ 202,700	$ 9,197
The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $292,125 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,161
Fidelity Securities Lending Cash Central Fund	4,748
Total	$ 5,909
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,825,290	$ 8,825,290	$ -	$ -
Consumer Staples	5,035,813	5,035,813	-	-
Energy	8,846,775	8,846,775	-	-
Financials	20,561,836	20,311,007	250,829	-
Health Care	4,715,412	4,715,412	-	-
Industrials	9,307,769	9,307,769	-	-
Information Technology	6,231,601	6,231,601	-	-
Materials	4,533,930	4,533,930	-	-
Telecommunication Services	1,568,990	1,568,990	-	-
Utilities	7,364,472	6,478,158	886,314	-
U.S. Government and Government Agency Obligations	59,999	-	59,999	-
Money Market Funds	1,559,623	1,559,623	-	-
Total Investments in Securities:	$ 78,611,510	$ 77,414,368	$ 1,197,142	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 9,197	$ 9,197	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9,197	$ -
Total Value of Derivatives	$ 9,197	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
Canada	2.6%
United Kingdom	2.3%
Ireland	2.1%
Bermuda	1.9%
France	1.6%
Switzerland	1.3%
Italy	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $38,818,733 of which $5,235,611, $33,566,895 and $16,227 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $468,591) - See accompanying schedule: Unaffiliated issuers (cost $70,256,355)	$ 77,051,887
Fidelity Central Funds (cost $1,559,623)	1,559,623
Total Investments (cost $71,815,978)		$ 78,611,510
Cash		94,355
Foreign currency held at value (cost $2,459)		2,459
Receivable for investments sold		1,024,264
Receivable for fund shares sold		32,906
Dividends receivable		54,994
Distributions receivable from Fidelity Central Funds		1,609
Receivable for daily variation on futures contracts		1,188
Prepaid expenses		82
Receivable from investment adviser for expense reductions		8,845
Other receivables		2,101
Total assets		79,834,313

Liabilities
Payable for investments purchased	$ 937,442
Payable for fund shares redeemed	215,042
Accrued management fee	25,536
Distribution and service plan fees payable	28,587
Other affiliated payables	21,162
Other payables and accrued expenses	60,886
Collateral on securities loaned, at value	478,450
Total liabilities		1,767,105

Net Assets		$ 78,067,208
Net Assets consist of:
Paid in capital		$ 104,532,032
Accumulated net investment loss		(124,479)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,145,671)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,805,326
Net Assets		$ 78,067,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,613,906 ÷ 2,678,686 shares)	$ 14.42

Maximum offering price per share (100/94.25 of $14.42)	$ 15.30
Class T: Net Asset Value and redemption price per share ($17,816,625 ÷ 1,243,893 shares)	$ 14.32

Maximum offering price per share (100/96.50 of $14.32)	$ 14.84
Class B: Net Asset Value and offering price per share ($4,790,510 ÷ 342,174 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($11,341,644 ÷ 811,664 shares)A	$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,504,523 ÷ 379,700 shares)	$ 14.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 491,731
Interest		99
Income from Fidelity Central Funds		5,909
Total income		497,739

Expenses
Management fee Basic fee	$ 216,502
Performance adjustment	(58,848)
Transfer agent fees	114,566
Distribution and service plan fees	170,634
Accounting and security lending fees	15,281
Custodian fees and expenses	68,738
Independent trustees' compensation	198
Registration fees	55,005
Audit	27,047
Legal	145
Miscellaneous	414
Total expenses before reductions	609,682
Expense reductions	(54,579)	555,103
Net investment income (loss)		(57,364)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,648,031
Foreign currency transactions	(5,322)
Futures contracts	74,816
Total net realized gain (loss)		6,717,525
Change in net unrealized appreciation (depreciation) on: Investment securities	7,182,023
Assets and liabilities in foreign currencies	447
Futures contracts	7,525
Total change in net unrealized appreciation (depreciation)		7,189,995
Net gain (loss)		13,907,520
Net increase (decrease) in net assets resulting from operations		$ 13,850,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (57,364)	$ 276,670
Net realized gain (loss)	6,717,525	(180,854)
Change in net unrealized appreciation (depreciation)	7,189,995	17,343,364
Net increase (decrease) in net assets resulting from operations	13,850,156	17,439,180
Distributions to shareholders from net investment income	(289,887)	(184,993)
Distributions to shareholders from net realized gain	(44,687)	(33,457)
Total distributions	(334,574)	(218,450)
Share transactions - net increase (decrease)	(11,656,422)	(21,145,429)
Total increase (decrease) in net assets	1,859,160	(3,924,699)

Net Assets
Beginning of period	76,208,048	80,132,747
End of period (including accumulated net investment loss of $124,479 and undistributed net investment income of $222,772, respectively)	$ 78,067,208	$ 76,208,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Income from Investment Operations
Net investment income (loss) E	- H	.06 I	.06	.08	.03	.03
Net realized and unrealized gain (loss)	2.37	2.29	1.46	(7.33)	2.18	2.25
Total from investment operations	2.37	2.35	1.52	(7.25)	2.21	2.28
Distributions from net investment income	(.06)	(.03)	(.04)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.97)	(.43)	(.23)
Total distributions	(.07)	(.04)	(.04)	(.97)	(.43)	(.23)
Net asset value, end of period	$ 14.42	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77
Total Return B, C, D	19.66%	23.99%	18.41%	(46.38)%	15.28%	18.11%
Ratios to Average Net Assets F, J
Expenses before reductions	1.38% A	1.33%	1.36%	1.34%	1.25%	1.35%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	.04% A	.51% I	.76%	.65%	.22%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,614	$ 37,972	$ 40,404	$ 39,288	$ 75,384	$ 47,960
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.03 H	.04	.05	- J	- J
Net realized and unrealized gain (loss)	2.34	2.27	1.45	(7.30)	2.16	2.23
Total from investment operations	2.33	2.30	1.49	(7.25)	2.16	2.23
Distributions from net investment income	(.04)	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.93)	(.39)	(.20)
Total distributions	(.04) L	(.01) K	(.04)	(.93)	(.39)	(.20)
Net asset value, end of period	$ 14.32	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70
Total Return B, C, D	19.45%	23.66%	18.09%	(46.50)%	15.01%	17.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.59%	1.62%	1.59%	1.49%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.49%	1.50%
Expenses net of all reductions	1.49% A	1.49%	1.50%	1.50%	1.49%	1.49%
Net investment income (loss)	(.21)% A	.26% H	.51%	.40%	(.03)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,817	$ 17,908	$ 19,978	$ 22,523	$ 53,229	$ 43,716
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03) H	- J	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.30	2.24	1.41	(7.20)	2.14	2.22
Total from investment operations	2.25	2.21	1.41	(7.21)	2.06	2.15
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	(.93)	(.33)	(.15)
Total distributions	-	-	(.03)	(.93)	(.33)	(.15)
Net asset value, end of period	$ 14.00	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57
Total Return B, C, D	19.15%	23.17%	17.43%	(46.75)%	14.39%	17.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.08%	2.12%	2.10%	2.03%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.71)% A	(.24)% H	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,791	$ 4,937	$ 4,828	$ 5,919	$ 15,565	$ 14,625
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03) H	- J	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.29	2.23	1.42	(7.19)	2.13	2.22
Total from investment operations	2.24	2.20	1.42	(7.20)	2.05	2.15
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	(.93)	(.33)	(.17)
Total distributions	-	-	(.03)	(.93)	(.33)	(.17)
Net asset value, end of period	$ 13.97	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55
Total Return B, C, D	19.10%	23.08%	17.60%	(46.78)%	14.37%	17.22%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.08%	2.11%	2.09%	2.02%	2.13%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.71)% A	(.24)% H	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,342	$ 9,497	$ 9,692	$ 10,418	$ 25,733	$ 19,093
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.02	.09 G	.08	.12	.08	.07
Net realized and unrealized gain (loss)	2.38	2.31	1.47	(7.38)	2.18	2.25
Total from investment operations	2.40	2.40	1.55	(7.26)	2.26	2.32
Distributions from net investment income	(.10)	(.06)	(.04)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(1.02)	(.46)	(.26)
Total distributions	(.11)	(.07)	(.04)	(1.02)	(.46)	(.26)
Net asset value, end of period	$ 14.50	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85
Total Return B, C	19.77%	24.36%	18.74%	(46.27)%	15.61%	18.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.03%	1.16%	1.09%	.95%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	.95%	1.00%
Expenses net of all reductions	.99% A	.99%	1.00%	1.00%	.95%	.99%
Net investment income (loss)	.29% A	.76% G	1.01%	.90%	.51%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,505	$ 5,894	$ 5,230	$ 13,229	$ 25,663	$ 6,140
Portfolio turnover rate F	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,689,795
Gross unrealized depreciation	(4,609,100)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,080,695
Tax cost	$ 72,530,815

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $74,816 and a change in net unrealized appreciation (depreciation) of $7,525 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,006,795 and $47,555,873, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 48,516	$ 858
Class T	.25%	.25%	45,300	594
Class B	.75%	.25%	24,420	18,543
Class C	.75%	.25%	52,398	5,676
			$ 170,634	$ 25,671

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,444
Class T	1,346
Class B*	4,125
Class C*	374
$ 10,289

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 57,401.30
Class T	27,818.31
Class B	7,387.30
Class C	15,843.30
Institutional Class	6,117.22
	$ 114,566

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,595 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,748. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 25,387
Class T	1.50%	12,880
Class B	2.00%	3,353
Class C	2.00%	7,049
Institutional Class	1.00%	1,514
		$ 50,183

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,396 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 196,655	$ 136,522
Class T	51,708	16,260
Institutional Class	41,524	32,211
Total	$ 289,887	$ 184,993
From net realized gain
Class A	$ 27,654	$ 20,685
Class T	13,296	10,174
Institutional Class	3,737	2,598
Total	$ 44,687	$ 33,457

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	330,045	1,105,325	$ 4,428,097	$ 12,387,189
Reinvestment of distributions	16,302	14,068	206,877	148,280
Shares redeemed	(799,823)	(2,106,636)	(10,720,106)	(23,804,192)
Net increase (decrease)	(453,476)	(987,243)	$ (6,085,132)	$ (11,268,723)
Class T
Shares sold	106,139	273,571	$ 1,403,553	$ 3,051,489
Reinvestment of distributions	4,996	2,447	63,049	25,670
Shares redeemed	(355,389)	(839,646)	(4,723,540)	(9,300,763)
Net increase (decrease)	(244,254)	(563,628)	$ (3,256,938)	$ (6,223,604)
Class B
Shares sold	1,689	51,303	$ 22,187	$ 565,167
Shares redeemed	(79,671)	(137,009)	(1,027,972)	(1,477,869)
Net increase (decrease)	(77,982)	(85,706)	$ (1,005,785)	$ (912,702)
Class C
Shares sold	95,795	99,978	$ 1,246,047	$ 1,095,447
Shares redeemed	(93,900)	(307,741)	(1,210,816)	(3,326,863)
Net increase (decrease)	1,895	(207,763)	$ 35,231	$ (2,231,416)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Institutional Class
Shares sold	17,557	122,649	$ 231,780	$ 1,401,064
Reinvestment of distributions	2,589	1,916	33,007	20,309
Shares redeemed	(123,167)	(171,151)	(1,608,585)	(1,930,357)
Net increase (decrease)	(103,021)	(46,586)	$ (1,343,798)	$ (508,984)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAV-USAN-0611
1.800649.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Institutional Class

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,196.60	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,194.50	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,191.50	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,191.00	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,197.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.6	1.4
U.S. Bancorp, Delaware	1.6	1.2
Sempra Energy	1.6	1.5
Baker Hughes, Inc.	1.4	1.0
PG&E Corp.	1.3	1.3
Whiting Petroleum Corp.	1.3	0.9
Wells Fargo & Co.	1.2	1.2
AES Corp.	1.1	1.1
National Grid PLC	1.1	1.2
MetLife, Inc.	1.1	0.8
	13.3
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	26.7
Industrials	11.9	11.8
Energy	11.3	9.4
Consumer Discretionary	11.3	12.1
Utilities	9.4	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	16.2%	** Foreign investments	13.9%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Autoliv, Inc.	2,809	$ 225,085
Automobiles - 0.6%
Fiat SpA	23,300	248,659
Harley-Davidson, Inc.	6,459	240,662
		489,321
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	9,266	133,986
H&R Block, Inc.	9,830	169,961
Service Corp. International	10,688	125,798
		429,745
Hotels, Restaurants & Leisure - 1.6%
Accor SA	2,263	100,559
Brinker International, Inc.	5,859	141,143
Penn National Gaming, Inc. (a)	5,500	220,055
Sonic Corp. (a)	19,400	217,668
WMS Industries, Inc. (a)	7,195	235,996
Wyndham Worldwide Corp.	9,124	315,782
		1,231,203
Household Durables - 2.6%
Ethan Allen Interiors, Inc. (d)	7,844	188,962
Garmin Ltd.	5,300	181,419
Jarden Corp.	20,310	739,081
PulteGroup, Inc. (a)	15,040	122,275
Stanley Black & Decker, Inc.	10,460	759,919
		1,991,656
Leisure Equipment & Products - 1.0%
Brunswick Corp.	18,151	424,189
Eastman Kodak Co. (a)(d)	47,672	132,528
Hasbro, Inc.	4,059	190,124
		746,841
Media - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	5,300	88,139
United Business Media Ltd.	11,562	116,652
Valassis Communications, Inc. (a)	7,490	215,937
		420,728
Multiline Retail - 0.6%
Big Lots, Inc. (a)	2,977	122,384
Kohl's Corp.	2,764	145,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
PPR SA	700	$ 125,198
Retail Ventures, Inc. (a)	4,911	100,823
		494,095
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	1,611	105,456
Aeropostale, Inc. (a)	4,047	103,320
Ascena Retail Group, Inc. (a)	3,000	93,870
Best Buy Co., Inc.	12,298	383,944
Chico's FAS, Inc.	12,437	181,953
Collective Brands, Inc. (a)	17,530	368,130
Gap, Inc.	10,625	246,925
Lowe's Companies, Inc.	7,235	189,919
OfficeMax, Inc. (a)	38,773	386,179
Sally Beauty Holdings, Inc. (a)	22,547	333,470
Staples, Inc.	5,992	126,671
		2,519,837
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	4,483	145,742
Warnaco Group, Inc. (a)	2,036	131,037
		276,779
TOTAL CONSUMER DISCRETIONARY		8,825,290
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Britvic PLC	20,300	138,858
Coca-Cola Enterprises, Inc.	9,257	262,991
Dr Pepper Snapple Group, Inc.	12,931	506,895
Molson Coors Brewing Co. Class B	5,170	252,038
PepsiCo, Inc.	7,037	484,779
		1,645,561
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	4,784	186,720
CVS Caremark Corp.	5,581	202,255
Kroger Co.	17,183	417,719
Walgreen Co.	7,975	340,692
Winn-Dixie Stores, Inc. (a)	12,623	89,497
		1,236,883
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.1%
Archer Daniels Midland Co.	7,203	$ 266,655
Bunge Ltd.	6,839	515,934
Danone	3,000	219,758
Dean Foods Co. (a)	27,602	308,866
Sara Lee Corp.	12,180	233,856
The J.M. Smucker Co.	1,449	108,776
		1,653,845
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	3,419	111,118
Personal Products - 0.2%
Avon Products, Inc.	6,253	183,713
Tobacco - 0.3%
Lorillard, Inc.	1,922	204,693
TOTAL CONSUMER STAPLES		5,035,813
ENERGY - 11.3%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	13,922	1,077,702
Cameron International Corp. (a)	5,760	303,667
Exterran Holdings, Inc. (a)	3,700	80,327
Halliburton Co.	12,900	651,192
Nabors Industries Ltd. (a)	8,900	272,696
Rowan Companies, Inc. (a)	8,738	364,375
Saipem SpA	1,985	112,697
Transocean Ltd. (a)	3,686	268,157
Trinidad Drilling Ltd.	6,300	72,183
		3,202,996
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	3,500	466,795
Cimarex Energy Co.	7,481	827,324
Enbridge Energy Partners LP	9,962	337,712
Forest Oil Corp. (a)	4,760	170,932
Newfield Exploration Co. (a)	2,585	183,018
Nexen, Inc.	9,800	259,269
Peabody Energy Corp.	7,340	490,459
PetroBakken Energy Ltd. Class A	2,400	45,560
Petrohawk Energy Corp. (a)	12,122	327,415
Talisman Energy, Inc.	27,000	652,098
Tesoro Corp. (a)	3,700	100,344
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	14,294	$ 993,433
Williams Companies, Inc.	20,908	693,518
World Fuel Services Corp.	2,423	95,902
		5,643,779
TOTAL ENERGY		8,846,775
FINANCIALS - 26.3%
Capital Markets - 3.3%
Bank of New York Mellon Corp.	22,272	644,997
Invesco Ltd.	15,800	392,946
Morgan Stanley	16,471	430,717
State Street Corp.	14,860	691,733
TD Ameritrade Holding Corp.	18,352	395,302
		2,555,695
Commercial Banks - 5.4%
BB&T Corp.	2,863	77,072
CIT Group, Inc. (a)	12,695	539,030
Comerica, Inc.	5,761	218,515
Commercial Bank of Qatar GDR (Reg. S)	5,060	20,343
Heritage Financial Corp., Washington (a)	1,100	16,214
Itau Unibanco Banco Multiplo SA:
ADR (a)(e)	12,300	292,125
sponsored ADR	1,500	35,625
PNC Financial Services Group, Inc.	3,550	221,307
Regions Financial Corp.	54,238	398,107
TCF Financial Corp.	12,800	199,552
U.S. Bancorp, Delaware	48,833	1,260,868
Wells Fargo & Co.	32,132	935,363
		4,214,121
Consumer Finance - 0.7%
SLM Corp.	31,800	527,562
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	16,293	743,450
Insurance - 8.6%
AEGON NV (a)	31,556	250,829
AFLAC, Inc.	3,819	214,590
Allstate Corp.	3,207	108,525
Aon Corp.	1,877	97,923
Berkshire Hathaway, Inc. Class B (a)	10,344	861,655
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	11,263	$ 359,853
Everest Re Group Ltd.	2,492	227,071
Fairfax Financial Holdings Ltd. (sub. vtg.)	700	282,708
First American Financial Corp.	17,616	274,810
Genworth Financial, Inc. Class A (a)	20,239	246,713
Hilltop Holdings, Inc. (a)	8,650	83,905
Jardine Lloyd Thompson Group PLC	23,371	274,639
Lincoln National Corp.	16,800	524,664
MetLife, Inc.	18,536	867,299
National Financial Partners Corp. (a)	9,235	148,591
Progressive Corp.	5,600	122,864
Reinsurance Group of America, Inc.	4,482	283,711
StanCorp Financial Group, Inc.	5,931	255,626
Torchmark Corp.	4,066	272,097
Unum Group	19,767	523,430
XL Group PLC Class A	18,948	462,710
		6,744,213
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	4,980	409,107
Corporate Office Properties Trust (SBI)	2,644	93,095
Douglas Emmett, Inc.	8,500	176,885
Mission West Properties, Inc.	300	2,304
Post Properties, Inc.	6,054	245,792
ProLogis Trust	46,003	749,389
Public Storage	2,347	275,327
Rayonier, Inc.	1,177	78,106
SL Green Realty Corp.	8,081	666,925
The Macerich Co.	4,300	227,126
Ventas, Inc.	8,808	492,631
Vornado Realty Trust	1,078	104,221
Weyerhaeuser Co.	19,888	457,623
		3,978,531
Real Estate Management & Development - 1.9%
BR Malls Participacoes SA	16,900	177,883
CB Richard Ellis Group, Inc. Class A (a)	9,330	249,204
Forest City Enterprises, Inc. Class A (a)(d)	26,786	514,559
Forestar Group, Inc. (a)	15,007	295,188
Kennedy-Wilson Holdings, Inc. (a)	5,464	62,563
Wharf Holdings Ltd.	27,000	197,469
		1,496,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	2,900	$ 32,828
People's United Financial, Inc.	19,618	268,570
		301,398
TOTAL FINANCIALS		20,561,836
HEALTH CARE - 6.1%
Biotechnology - 0.3%
Cephalon, Inc. (a)	600	46,080
Gilead Sciences, Inc. (a)	2,890	112,248
PDL BioPharma, Inc.	16,050	103,041
		261,369
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	900	33,426
Boston Scientific Corp. (a)	52,139	390,521
CareFusion Corp. (a)	4,200	123,354
Covidien PLC	3,000	167,070
Hill-Rom Holdings, Inc.	1,015	45,685
Kinetic Concepts, Inc. (a)	1,000	59,030
Orthofix International NV (a)	1,500	51,105
Zimmer Holdings, Inc. (a)	1,633	106,553
		976,744
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	10,299	280,545
Community Health Systems, Inc. (a)	2,500	76,825
DaVita, Inc. (a)	2,487	219,080
Fleury SA	2,850	42,479
HCA Holdings, Inc.	1,800	59,040
Health Net, Inc. (a)	4,300	143,190
HealthSouth Corp. (a)	3,500	89,705
Lincare Holdings, Inc.	9,806	308,105
McKesson Corp.	4,496	373,213
Medco Health Solutions, Inc. (a)	4,700	278,851
MEDNAX, Inc. (a)	900	63,828
Quest Diagnostics, Inc.	1,000	56,380
Universal American Financial Corp.	3,031	70,016
Universal Health Services, Inc. Class B	3,477	190,470
		2,251,727
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
ICON PLC sponsored ADR (a)	8,550	$ 209,988
Life Technologies Corp. (a)	1,500	82,800
Thermo Fisher Scientific, Inc. (a)	4,300	257,957
		550,745
Pharmaceuticals - 0.9%
AVANIR Pharmaceuticals Class A (a)(d)	23,461	102,525
Cadence Pharmaceuticals, Inc. (a)(d)	10,489	88,947
Forest Laboratories, Inc. (a)	2,700	89,532
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,964	227,004
Valeant Pharmaceuticals International, Inc. (Canada)	1,705	89,927
XenoPort, Inc. (a)	9,400	76,892
		674,827
TOTAL HEALTH CARE		4,715,412
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	7,131	102,116
DigitalGlobe, Inc. (a)	7,078	205,262
Esterline Technologies Corp. (a)	2,750	197,450
Lockheed Martin Corp.	1,215	96,289
Meggitt PLC	73,876	443,015
Precision Castparts Corp.	901	139,223
Raytheon Co.	3,489	169,391
Safran SA	3,906	151,582
Textron, Inc.	5,766	150,493
		1,654,821
Airlines - 0.1%
Pinnacle Airlines Corp. (a)	19,113	104,166
Building Products - 1.7%
A.O. Smith Corp.	2,800	123,116
Armstrong World Industries, Inc.	3,602	161,190
Lennox International, Inc.	2,695	131,004
Masco Corp.	11,708	157,121
Owens Corning (a)	20,665	781,964
		1,354,395
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	1,934	61,598
Quad/Graphics, Inc. (a)	2,535	101,552
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	20,363	$ 643,878
Sykes Enterprises, Inc. (a)	7,526	150,746
The Geo Group, Inc. (a)	8,073	215,388
		1,173,162
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	17,185	611,270
Electrical Equipment - 1.2%
Alstom SA	3,590	238,730
GrafTech International Ltd. (a)	11,583	268,726
Prysmian SpA	18,956	447,277
		954,733
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,800	138,712
Machinery - 2.1%
Charter International PLC	6,685	91,678
Dover Corp.	1,679	114,239
Fiat Industrial SpA (a)	12,500	185,705
Ingersoll-Rand Co. Ltd.	12,564	634,482
Navistar International Corp. (a)	7,507	521,887
Vallourec SA	1,000	124,702
		1,672,693
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	58,315
Professional Services - 0.6%
Towers Watson & Co.	7,874	451,653
Road & Rail - 1.5%
Contrans Group, Inc. Class A	17,500	166,473
Quality Distribution, Inc. (a)	16,152	192,209
Union Pacific Corp.	5,875	607,886
Vitran Corp., Inc. (a)	10,730	167,281
		1,133,849
TOTAL INDUSTRIALS		9,307,769
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.5%
Cisco Systems, Inc.	5,271	92,559
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	24,800	$ 188,976
Motorola Solutions, Inc.	3,000	137,640
		419,175
Computers & Peripherals - 0.9%
Gemalto NV	3,875	198,621
Hewlett-Packard Co.	9,782	394,899
Western Digital Corp. (a)	1,800	71,640
		665,160
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	5,318	242,448
Avnet, Inc. (a)	6,091	221,225
Corning, Inc.	9,672	202,532
Flextronics International Ltd. (a)	33,849	235,928
Jabil Circuit, Inc.	9,434	187,171
		1,089,304
Internet Software & Services - 0.7%
eBay, Inc. (a)	8,222	282,837
Google, Inc. Class A (a)	300	163,230
Yahoo!, Inc. (a)	4,643	82,413
		528,480
IT Services - 1.5%
Acxiom Corp. (a)	12,129	176,598
Amdocs Ltd. (a)	3,459	106,364
Atos Origin SA (a)	2,834	174,646
Computer Sciences Corp.	2,934	149,575
Fiserv, Inc. (a)	2,873	176,144
MasterCard, Inc. Class A	1,251	345,138
Unisys Corp. (a)	1,400	41,552
		1,170,017
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	18,704	170,206
Avago Technologies Ltd.	2,299	76,925
Intersil Corp. Class A	32,265	476,554
Lam Research Corp. (a)	3,009	145,365
Marvell Technology Group Ltd. (a)	19,204	296,318
Micron Technology, Inc. (a)	21,494	242,667
ON Semiconductor Corp. (a)	13,079	137,460
PMC-Sierra, Inc. (a)	10,889	87,330
		1,632,825
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.9%
BMC Software, Inc. (a)	6,023	$ 302,535
CA, Inc.	11,894	292,473
Micro Focus International PLC	12,900	80,051
Symantec Corp. (a)	2,625	51,581
		726,640
TOTAL INFORMATION TECHNOLOGY		6,231,601
MATERIALS - 5.8%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	3,203	305,951
Ashland, Inc.	9,596	595,720
Cabot Corp.	6,160	276,276
Celanese Corp. Class A	10,545	526,406
Innophos Holdings, Inc.	3,065	142,032
Lanxess AG	1,400	128,423
Olin Corp.	4,276	110,064
Solutia, Inc. (a)	14,660	386,291
W.R. Grace & Co. (a)	5,303	240,544
Wacker Chemie AG	350	86,732
		2,798,439
Construction Materials - 0.4%
HeidelbergCement AG	2,184	167,020
James Hardie Industries NV CDI (a)	17,860	115,543
		282,563
Containers & Packaging - 0.8%
Ball Corp.	9,362	349,296
Owens-Illinois, Inc. (a)	5,498	163,126
Silgan Holdings, Inc.	3,299	151,292
		663,714
Metals & Mining - 1.0%
Commercial Metals Co.	6,969	116,800
Compass Minerals International, Inc.	3,962	386,731
IAMGOLD Corp.	6,900	143,455
Walter Energy, Inc.	1,029	142,228
		789,214
TOTAL MATERIALS		4,533,930
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	907	$ 60,542
Cbeyond, Inc. (a)	6,533	83,361
CenturyLink, Inc.	9,239	376,766
Cincinnati Bell, Inc. New (a)	11,900	35,581
Iliad Group SA	663	85,231
		641,481
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	8,200	428,942
NII Holdings, Inc. (a)	8,159	339,251
Sprint Nextel Corp. (a)	30,756	159,316
		927,509
TOTAL TELECOMMUNICATION SERVICES		1,568,990
UTILITIES - 9.4%
Electric Utilities - 2.2%
NextEra Energy, Inc.	7,977	451,259
PPL Corp.	46,301	1,270,029
		1,721,288
Gas Utilities - 0.7%
China Gas Holdings Ltd.	214,000	83,767
National Fuel Gas Co.	4,024	294,959
ONEOK, Inc.	2,105	147,224
		525,950
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	68,130	902,041
Calpine Corp. (a)	36,192	606,216
		1,508,257
Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	12,700	236,220
National Grid PLC	86,382	886,314
OGE Energy Corp.	4,535	241,126
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	22,157	$ 1,020,995
Sempra Energy	22,220	1,224,322
		3,608,977
TOTAL UTILITIES		7,364,472
TOTAL COMMON STOCKS (Cost $70,196,359)		76,991,888
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 6/2/11 to 6/30/11 (f) (Cost $59,996)	$ 60,000	59,999
Money Market Funds - 2.0%
	Shares
Fidelity® Cash Central Fund, 0.13% (b)	1,081,173	1,081,173
Fidelity® Securities Lending Cash Central Fund, 0.12% (b)(c)	478,450	478,450
TOTAL MONEY MARKET FUNDS (Cost $1,559,623)		1,559,623
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $71,815,978)		78,611,510
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(544,302)
NET ASSETS - 100%		$ 78,067,208
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P Midcap 400® Index Contracts	June 2011	$ 202,700	$ 9,197
The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $292,125 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,161
Fidelity Securities Lending Cash Central Fund	4,748
Total	$ 5,909
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,825,290	$ 8,825,290	$ -	$ -
Consumer Staples	5,035,813	5,035,813	-	-
Energy	8,846,775	8,846,775	-	-
Financials	20,561,836	20,311,007	250,829	-
Health Care	4,715,412	4,715,412	-	-
Industrials	9,307,769	9,307,769	-	-
Information Technology	6,231,601	6,231,601	-	-
Materials	4,533,930	4,533,930	-	-
Telecommunication Services	1,568,990	1,568,990	-	-
Utilities	7,364,472	6,478,158	886,314	-
U.S. Government and Government Agency Obligations	59,999	-	59,999	-
Money Market Funds	1,559,623	1,559,623	-	-
Total Investments in Securities:	$ 78,611,510	$ 77,414,368	$ 1,197,142	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 9,197	$ 9,197	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9,197	$ -
Total Value of Derivatives	$ 9,197	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
Canada	2.6%
United Kingdom	2.3%
Ireland	2.1%
Bermuda	1.9%
France	1.6%
Switzerland	1.3%
Italy	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $38,818,733 of which $5,235,611, $33,566,895 and $16,227 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $468,591) - See accompanying schedule: Unaffiliated issuers (cost $70,256,355)	$ 77,051,887
Fidelity Central Funds (cost $1,559,623)	1,559,623
Total Investments (cost $71,815,978)		$ 78,611,510
Cash		94,355
Foreign currency held at value (cost $2,459)		2,459
Receivable for investments sold		1,024,264
Receivable for fund shares sold		32,906
Dividends receivable		54,994
Distributions receivable from Fidelity Central Funds		1,609
Receivable for daily variation on futures contracts		1,188
Prepaid expenses		82
Receivable from investment adviser for expense reductions		8,845
Other receivables		2,101
Total assets		79,834,313

Liabilities
Payable for investments purchased	$ 937,442
Payable for fund shares redeemed	215,042
Accrued management fee	25,536
Distribution and service plan fees payable	28,587
Other affiliated payables	21,162
Other payables and accrued expenses	60,886
Collateral on securities loaned, at value	478,450
Total liabilities		1,767,105

Net Assets		$ 78,067,208
Net Assets consist of:
Paid in capital		$ 104,532,032
Accumulated net investment loss		(124,479)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,145,671)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,805,326
Net Assets		$ 78,067,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,613,906 ÷ 2,678,686 shares)	$ 14.42

Maximum offering price per share (100/94.25 of $14.42)	$ 15.30
Class T: Net Asset Value and redemption price per share ($17,816,625 ÷ 1,243,893 shares)	$ 14.32

Maximum offering price per share (100/96.50 of $14.32)	$ 14.84
Class B: Net Asset Value and offering price per share ($4,790,510 ÷ 342,174 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($11,341,644 ÷ 811,664 shares)A	$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,504,523 ÷ 379,700 shares)	$ 14.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 491,731
Interest		99
Income from Fidelity Central Funds		5,909
Total income		497,739

Expenses
Management fee Basic fee	$ 216,502
Performance adjustment	(58,848)
Transfer agent fees	114,566
Distribution and service plan fees	170,634
Accounting and security lending fees	15,281
Custodian fees and expenses	68,738
Independent trustees' compensation	198
Registration fees	55,005
Audit	27,047
Legal	145
Miscellaneous	414
Total expenses before reductions	609,682
Expense reductions	(54,579)	555,103
Net investment income (loss)		(57,364)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,648,031
Foreign currency transactions	(5,322)
Futures contracts	74,816
Total net realized gain (loss)		6,717,525
Change in net unrealized appreciation (depreciation) on: Investment securities	7,182,023
Assets and liabilities in foreign currencies	447
Futures contracts	7,525
Total change in net unrealized appreciation (depreciation)		7,189,995
Net gain (loss)		13,907,520
Net increase (decrease) in net assets resulting from operations		$ 13,850,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (57,364)	$ 276,670
Net realized gain (loss)	6,717,525	(180,854)
Change in net unrealized appreciation (depreciation)	7,189,995	17,343,364
Net increase (decrease) in net assets resulting from operations	13,850,156	17,439,180
Distributions to shareholders from net investment income	(289,887)	(184,993)
Distributions to shareholders from net realized gain	(44,687)	(33,457)
Total distributions	(334,574)	(218,450)
Share transactions - net increase (decrease)	(11,656,422)	(21,145,429)
Total increase (decrease) in net assets	1,859,160	(3,924,699)

Net Assets
Beginning of period	76,208,048	80,132,747
End of period (including accumulated net investment loss of $124,479 and undistributed net investment income of $222,772, respectively)	$ 78,067,208	$ 76,208,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Income from Investment Operations
Net investment income (loss) E	- H	.06 I	.06	.08	.03	.03
Net realized and unrealized gain (loss)	2.37	2.29	1.46	(7.33)	2.18	2.25
Total from investment operations	2.37	2.35	1.52	(7.25)	2.21	2.28
Distributions from net investment income	(.06)	(.03)	(.04)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.97)	(.43)	(.23)
Total distributions	(.07)	(.04)	(.04)	(.97)	(.43)	(.23)
Net asset value, end of period	$ 14.42	$ 12.12	$ 9.81	$ 8.33	$ 16.55	$ 14.77
Total Return B, C, D	19.66%	23.99%	18.41%	(46.38)%	15.28%	18.11%
Ratios to Average Net Assets F, J
Expenses before reductions	1.38% A	1.33%	1.36%	1.34%	1.25%	1.35%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	.04% A	.51% I	.76%	.65%	.22%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,614	$ 37,972	$ 40,404	$ 39,288	$ 75,384	$ 47,960
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.03 H	.04	.05	- J	- J
Net realized and unrealized gain (loss)	2.34	2.27	1.45	(7.30)	2.16	2.23
Total from investment operations	2.33	2.30	1.49	(7.25)	2.16	2.23
Distributions from net investment income	(.04)	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(.93)	(.39)	(.20)
Total distributions	(.04) L	(.01) K	(.04)	(.93)	(.39)	(.20)
Net asset value, end of period	$ 14.32	$ 12.03	$ 9.74	$ 8.29	$ 16.47	$ 14.70
Total Return B, C, D	19.45%	23.66%	18.09%	(46.50)%	15.01%	17.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.59%	1.62%	1.59%	1.49%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.49%	1.50%
Expenses net of all reductions	1.49% A	1.49%	1.50%	1.50%	1.49%	1.49%
Net investment income (loss)	(.21)% A	.26% H	.51%	.40%	(.03)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,817	$ 17,908	$ 19,978	$ 22,523	$ 53,229	$ 43,716
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03) H	- J	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.30	2.24	1.41	(7.20)	2.14	2.22
Total from investment operations	2.25	2.21	1.41	(7.21)	2.06	2.15
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	(.93)	(.33)	(.15)
Total distributions	-	-	(.03)	(.93)	(.33)	(.15)
Net asset value, end of period	$ 14.00	$ 11.75	$ 9.54	$ 8.16	$ 16.30	$ 14.57
Total Return B, C, D	19.15%	23.17%	17.43%	(46.75)%	14.39%	17.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.08%	2.12%	2.10%	2.03%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.71)% A	(.24)% H	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,791	$ 4,937	$ 4,828	$ 5,919	$ 15,565	$ 14,625
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03) H	- J	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.29	2.23	1.42	(7.19)	2.13	2.22
Total from investment operations	2.24	2.20	1.42	(7.20)	2.05	2.15
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	(.93)	(.33)	(.17)
Total distributions	-	-	(.03)	(.93)	(.33)	(.17)
Net asset value, end of period	$ 13.97	$ 11.73	$ 9.53	$ 8.14	$ 16.27	$ 14.55
Total Return B, C, D	19.10%	23.08%	17.60%	(46.78)%	14.37%	17.22%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.08%	2.11%	2.09%	2.02%	2.13%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.00%	2.00%	1.99%
Net investment income (loss)	(.71)% A	(.24)% H	.01%	(.10)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,342	$ 9,497	$ 9,692	$ 10,418	$ 25,733	$ 19,093
Portfolio turnover rate G	94% A	152%	58%	49%	43%	35%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.02	.09 G	.08	.12	.08	.07
Net realized and unrealized gain (loss)	2.38	2.31	1.47	(7.38)	2.18	2.25
Total from investment operations	2.40	2.40	1.55	(7.26)	2.26	2.32
Distributions from net investment income	(.10)	(.06)	(.04)	-	-	-
Distributions from net realized gain	(.01)	(.01)	-	(1.02)	(.46)	(.26)
Total distributions	(.11)	(.07)	(.04)	(1.02)	(.46)	(.26)
Net asset value, end of period	$ 14.50	$ 12.21	$ 9.88	$ 8.37	$ 16.65	$ 14.85
Total Return B, C	19.77%	24.36%	18.74%	(46.27)%	15.61%	18.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.03%	1.16%	1.09%	.95%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	.95%	1.00%
Expenses net of all reductions	.99% A	.99%	1.00%	1.00%	.95%	.99%
Net investment income (loss)	.29% A	.76% G	1.01%	.90%	.51%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,505	$ 5,894	$ 5,230	$ 13,229	$ 25,663	$ 6,140
Portfolio turnover rate F	94% A	152%	58%	49%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,689,795
Gross unrealized depreciation	(4,609,100)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,080,695
Tax cost	$ 72,530,815

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $74,816 and a change in net unrealized appreciation (depreciation) of $7,525 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,006,795 and $47,555,873, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 48,516	$ 858
Class T	.25%	.25%	45,300	594
Class B	.75%	.25%	24,420	18,543
Class C	.75%	.25%	52,398	5,676
			$ 170,634	$ 25,671

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,444
Class T	1,346
Class B*	4,125
Class C*	374
$ 10,289

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 57,401.30
Class T	27,818.31
Class B	7,387.30
Class C	15,843.30
Institutional Class	6,117.22
	$ 114,566

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,595 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,748. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 25,387
Class T	1.50%	12,880
Class B	2.00%	3,353
Class C	2.00%	7,049
Institutional Class	1.00%	1,514
		$ 50,183

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,396 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 196,655	$ 136,522
Class T	51,708	16,260
Institutional Class	41,524	32,211
Total	$ 289,887	$ 184,993
From net realized gain
Class A	$ 27,654	$ 20,685
Class T	13,296	10,174
Institutional Class	3,737	2,598
Total	$ 44,687	$ 33,457

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	330,045	1,105,325	$ 4,428,097	$ 12,387,189
Reinvestment of distributions	16,302	14,068	206,877	148,280
Shares redeemed	(799,823)	(2,106,636)	(10,720,106)	(23,804,192)
Net increase (decrease)	(453,476)	(987,243)	$ (6,085,132)	$ (11,268,723)
Class T
Shares sold	106,139	273,571	$ 1,403,553	$ 3,051,489
Reinvestment of distributions	4,996	2,447	63,049	25,670
Shares redeemed	(355,389)	(839,646)	(4,723,540)	(9,300,763)
Net increase (decrease)	(244,254)	(563,628)	$ (3,256,938)	$ (6,223,604)
Class B
Shares sold	1,689	51,303	$ 22,187	$ 565,167
Shares redeemed	(79,671)	(137,009)	(1,027,972)	(1,477,869)
Net increase (decrease)	(77,982)	(85,706)	$ (1,005,785)	$ (912,702)
Class C
Shares sold	95,795	99,978	$ 1,246,047	$ 1,095,447
Shares redeemed	(93,900)	(307,741)	(1,210,816)	(3,326,863)
Net increase (decrease)	1,895	(207,763)	$ 35,231	$ (2,231,416)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Institutional Class
Shares sold	17,557	122,649	$ 231,780	$ 1,401,064
Reinvestment of distributions	2,589	1,916	33,007	20,309
Shares redeemed	(123,167)	(171,151)	(1,608,585)	(1,930,357)
Net increase (decrease)	(103,021)	(46,586)	$ (1,343,798)	$ (508,984)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAVI-USAN-0611
1.800652.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 30, 2011